UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
March 31, 2024
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX

Table
of Contents
Important Notices 3
Portfolio Managers’ Comments 4
Risk Considerations and Dividend Information 8
About the Funds’ Benchmarks 9
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries 10
Yields 20
Expense Examples 21
Report of Independent Registered Public Accounting Firm 23
Portfolios of Investments 24
Statement of Assets and Liabilities 189
Statement of Operations 191
Statement of Changes in Net Assets 192
Financial Highlights 194
Notes to Financial Statements 202
Important Tax Information 216
Shareholder Meeting Report 217
Additional Fund Information 218
Glossary of Terms Used in this Report 219
Liquidity Risk Management Program 220
Annual Investment Management Agreement Approval Process 221
Trustees and Officers 228

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended September 30, 2024.
Nuveen All-American Municipal Bond Fund – Portfolio Manager Update
Effective April 10, 2023, Paul Brennan was added as a portfolio manager to the Fund. Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Fund. There were no other changes to the portfolio management of the Fund during the period.
Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund – Portfolio Manager
Update
Effective October 13, 2023, Steven Hlavin was added as a portfolio manager of the Funds. There were no other changes to the portfolio management of the Funds during the period.
Events that Occurred Subsequent to the Reporting Period
Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund – Portfolio Manager
Update
Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LL and no longer serves as a portfolio manager of the Funds.
Management Fees
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%.
Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

Portfolio Managers’
Comments
Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. The portfolio managers for the Nuveen All-American Municipal Bond Fund are Timothy Ryan, CFA,
and Paul Brennan, CFA. The portfolio managers for the Nuveen Intermediate Duration Municipal Bond Fund are Paul Brennan,
CFA, and Stephen Candido, CFA. The portfolio managers for the Nuveen Limited Term Municipal Bond Fund are Paul Brennan,
CFA, Christopher Drahn, CFA, and Steve Hlavin. The portfolio managers for the Nuveen Short Term Municipal Bond Fund are Paul
Brennan, CFA, Christopher Drahn, CFA, and Steve Hlavin.
Portfolio Manager Updates
Effective April 1, 2024 (subsequent to the close of this reporting period), Christopher Drahn retired as portfolio manager of the
Nuveen Limited Term Municipal Bond Fund and the Nuveen Short Term Municipal Bond Fund. Effective October 13, 2023, Steve
Hlavin was added as a portfolio manager of the Nuveen Limited Term Municipal Bond Fund and the Nuveen Short Term Municipal
Bond Fund.
Effective April 10, 2023, Paul Brennan was added as a portfolio manager of the Nuveen All-American Municipal Bond Fund.
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the All-American Municipal Bond Fund.
Here, the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended March 31, 2024. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month reporting period ended March 31,
2024?
The U.S. economy was relatively resilient amid persistent inflationary pressure and elevated interest rates during the twelve-month period ended March 31, 2024. Gross domestic product rose at an annualized rate of 1.6% in the first quarter of 2024, slowing from
3.4% in the fourth quarter of 2023 and 2.5% in 2023 as a whole (from the 2022 annual level to the 2023 annual level), according to the U.S. Bureau of Economic Analysis advance estimate.
Inflation and central banks’ responses to it impacted investor sentiment during the reporting period. The Federal Reserve (Fed)
raised the fed funds target rate to 5.25% to 5.50% in July 2023 and has maintained that level at subsequent meetings. During the reporting period, inflation rates continued to run hotter than the target levels set by the Fed and other major central banks, although price pressures moderated significantly from the post-pandemic highs in 2022. While the Fed’s rate hiking cycle (which began in March 2022) caused uncertainty, the Fed’s pause after July 2023 led to expectations that it would begin decreasing rates some time in 2024.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of March 2024, the unemployment rate was 3.8%, near its pre-
pandemic low, with monthly job growth continuing to moderate from the faster pace earlier in the post-pandemic recovery. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
Investors also continued to monitor government funding and deficits during the reporting period. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September and November 2023 and February
2024. Notably, in August 2023, ratings agency Fitch downgraded U.S. debt from AAA to AA+ based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management.
The broad municipal bond market was impacted by interest rate volatility, economic uncertainty and shifting expectations about the
Fed’s monetary policy during the reporting period. Municipal yields rose across the maturity spectrum, despite a steep decline in
November-December 2023, when Treasury markets moved sharply to reassess the timing of potential Fed rate cuts and municipal yields followed in kind. The fourth quarter of 2023 saw one of the municipal bonds’ best rallies in several decades, which more than offset negative performance in much of the rest of the reporting period. Municipal credit fundamentals remained strong in the reporting period, and reduced supply issuance continued to be met with healthy demand, which helped municipal credit spreads narrow. This drove stronger performance in bonds lower down the credit ratings spectrum relative to the highest rated paper.
Nuveen All-American Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund focuses primarily on investment grade long-term municipal bonds with a weighted average maturity of more than 10 years. A large team of credit analysts seeks value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital. Some income may be subject to state and local taxes and to the federal alternative minimum tax. The Fund may opportunistically employ leverage through the use of inverse floating rate securities. Inverse floating rate securities, sometimes referred to as “inverse floaters,” are the residual interest in a tender option bond (TOB) trust. These securities can be used for a variety of reasons, including duration management, income and total return enhancement.
The higher yield environment for much of the reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Funds’ income earnings and capture tax efficiencies. Later in the reporting period, the portfolio management team’s focus involved engaging in relative value trades to take advantage of attractive yield curve opportunities.
How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen All-American Municipal Bond Fund outperformed the S&P Municipal Bond Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to below investment grade and lower investment grade rating categories. Individual security selection also contributed to relative performance, particularly positions in Brightline Passenger Rail, PureCycle Technologies and an equity holding in Vistra Vision and its predecessor Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of
FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE:
VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy
Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra named Vistra Vision. In connection with the transaction,
Nuveen Funds and accounts received a combination of cash and shares in Vistra Vision. As Nuveen anticipated, these shares were issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Partially offsetting the Fund’s outperformance was an underweight to lower-coupon bonds, which performed well during the reporting period. Certain individual lower investment grade securities also detracted from the Fund’s relative performance.
Nuveen Intermediate Duration Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund invests primarily in investment grade intermediate-term municipal bonds with a targeted weighted average effective duration between 4.5 and seven years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.
During the reporting period, the higher yield environment was favorable for the Fund to reset embedded yields in its portfolio. The portfolio management team sold bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund outperformed the S&P Municipal Bond Intermediate
Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Intermediate Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to the A, BBB and non-rated credit categories and corresponding underweights to the AAA and AA credit rating categories, which benefited relative performance as credit spreads narrowed. Favorable yield curve positioning also contributed to relative performance. Sector positioning, particularly the Fund’s overweight to the revenue sector, also added value.
Partially offsetting the Fund’s outperformance was the portfolio’s slightly longer-duration positioning, which detracted amid higher overall interest rates. An allocation to underperforming higher quality, tax-supported sectors also detracted from relative performance.
Nuveen Limited Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund invests primarily in investment grade short- to intermediate-term municipal bonds with a targeted average weighted maturity between three to seven years. A large team of credit analysts seeks value, targeting municipal bond market inefficiencies in pursuit of the Fund’s goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.
During the reporting period, the higher yield environment was favorable for the Fund to reset embedded yields in its portfolio. The portfolio management team sold bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds.
How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Limited Term Municipal Bond Fund outperformed the S&P Municipal Bond Short Intermediate
Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Intermediate Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to the A, BBB and non-rated credit categories and corresponding underweights to the AAA and AA rating credit categories, which benefited relative performance as credit spreads narrowed. Favorable yield curve positioning also contributed to relative performance. Sector positioning, particularly the Fund’s overweight allocation to the revenue sector, also added value.
Partially offsetting the Fund’s outperformance was the portfolio’s allocation to higher quality, tax-supported sectors, which underperformed.
Nuveen Short Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund maintains a portfolio of primarily investment grade, short-term municipal bonds with a targeted average weighted maturity of three years or less. The Fund seeks to provide current income exempt from regular federal income taxes to the extent consistent with preservation of capital.
During the reporting period, the higher yield environment was favorable for the Fund to reset embedded yields in its portfolio. The portfolio management team sold bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds.

How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Short Term Municipal Bond Fund performed in line with the S&P Municipal Bond Short Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to the A, BBB and non-rated credit categories and corresponding underweights to the AAA and AA rating credit categories, which benefited relative performance as credit spreads narrowed. Sector positioning, particularly the Fund’s overweight allocation to the revenue sector, also added value.
Partially offsetting the Fund’s outperformance was the portfolio’s allocation to higher quality, tax-supported sectors, which underperformed.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen All American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements of this report.

About the Funds’ Benchmarks

Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short-Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short Municipal Debt Funds Classification Average
: Represents the average annualized total return for
all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index:
An index containing bonds in the S&P Municipal Bond Index with maturities between 6 months and 4 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 1 and 8 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holding Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen All-American Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/03/88 4.47% 0.67% 2.69% 0.82%
Class A at maximum Offering Price 10/03/88 0.12% (0.19)% 2.24% —
S&P Municipal Bond Index — 3.34% 1.66% 2.69% —
Lipper General & Insured Municipal Debt Funds Classification
Average — 3.96% 1.29% 2.46% —
Class C at NAV 2/10/14 3.68% (0.13)% 2.03% 1.62%
Class C at maximum Offering Price 2/10/14 3.68% (0.13)% 2.03% —
Class I 2/06/97 4.60% 0.87% 2.89% 0.62%
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class R6 6/30/16 4.71% 0.90% 1.48% 0.58%
Effective Leverage Ratio 2.77%

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries March 31, 2024
(continued)
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 97.9%
U.S. Government and Agency
Obligations 2.0%
Common Stocks 1.1%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Variable Rate Senior Loan
Interests 0.0%
Short-Term Municipal Bonds 2.3%
Other Assets & Liabilities, Net 1.4%
Borrowings (1.9)%
Floating Rate Obligations (2.9)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 5.6%
AA 35.6%
A 24.7%
BBB 14.0%
BB or Lower 5.6%
N/R (not rated) 14.5%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 23.6%
Tax Obligation/Limited 18.8%
Health Care 13.5%
Tax Obligation/General 11.5%
Utilities 9.7%
Education and Civic
Organizations 6.2%
Housing/Multifamily 2.1%
Other 11.5%
U.S. Government and Agency
Obligations 2.0%
Common Stocks 1.0%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 14.6%
Illinois 10.4%
California 9.8%
Florida 9.0%
Texas 6.9%
Pennsylvania 4.4%
Colorado 4.0%
Wisconsin 3.1%
Arizona 2.6%
Massachusetts 2.5%
Tennessee 2.4%
Washington 2.1%
Alabama 2.1%
Indiana 2.0%
Missouri 1.9%
New Jersey 1.7%
Puerto Rico 1.7%
National 1.6%
Virginia 1.5%
Oklahoma 1.4%
Other 14.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 6/13/95 3.70% 1.39% 2.37% 0.65%
Class A at maximum Offering Price 6/13/95 0.60% 0.76% 2.06% —
S&P Municipal Bond Intermediate Index — 2.56% 1.65% 2.50% —
Lipper Intermediate Municipal Debt Funds Classification Average — 3.31% 1.44% 2.05% —
Class C at NAV 2/10/14 2.86% 0.57% 1.73% 1.45%
Class C at maximum Offering Price 2/10/14 2.86% 0.57% 1.73% —
Class I 11/29/76 3.90% 1.61% 2.58% 0.45%
Effective Leverage Ratio 0.00%

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 95.2%
Common Stocks 2.3%
Asset-Backed and Mortgage-
Backed Securities 0.2%
Short-Term Municipal Bonds 1.6%
Other Assets & Liabilities, Net 0.9%
Borrowings (0.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 8.7%
AA 30.2%
A 29.9%
BBB 11.7%
BB or Lower 5.7%
N/R (not rated) 13.8%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 16.9%
Transportation 15.1%
Health Care 14.1%
Tax Obligation/General 11.7%
Tax Obligation/Limited 11.3%
Housing/Single Family 9.9%
Consumer Staples 3.7%
Other 14.8%
Common Stocks 2.3%
Asset-Backed and Mortgage-
Backed Securities 0.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 9.8%
Texas 6.5%
New York 5.3%
Florida 5.0%
Ohio 4.8%
Pennsylvania 4.5%
California 4.3%
Puerto Rico 4.0%
New Jersey 3.6%
Washington 3.3%
Indiana 3.0%
Oklahoma 2.8%
Colorado 2.7%
Michigan 2.6%
Georgia 2.3%
Wisconsin 2.3%
Virginia 2.0%
Louisiana 2.0%
Alabama 1.9%
Maryland 1.8%
Connecticut 1.6%
District of Columbia 1.6%
Tennessee 1.5%
Kentucky 1.4%
Massachusetts 1.4%
Other 18.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Limited Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short-Intermediate Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/19/87 2.89% 1.39% 1.63% 0.61%
Class A at maximum Offering Price 10/19/87 0.30% 0.88% 1.38% —
S&P Municipal Bond Short-Intermediate Index — 2.12% 1.29% 1.65% —
Lipper Short-Intermediate Municipal Debt Funds Classification
Average — 2.48% 1.05% 1.28% —
Class C at NAV 2/10/14 2.17% 0.59% 1.02% 1.41%
Class C at maximum Offering Price 2/10/14 2.17% 0.59% 1.02% —
Class I 2/06/97 3.20% 1.60% 1.85% 0.41%
Effective Leverage Ratio 0.00%

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 95 .1%
Common Stocks 3 .4%
Short-Term Municipal Bonds 0 .8%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 12.1%
AA 35.1%
A 30.1%
BBB 9.7%
BB or Lower 2.2%
N/R (not rated) 10.8%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 21.9%
Tax Obligation/General 16.1%
Health Care 11.6%
Tax Obligation/Limited 10.7%
Transportation 10.3%
Housing/Single Family 9.3%
Housing/Multifamily 3.8%
Other 12.9%
Common Stocks 3.4%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 8.1%
Illinois 6.0%
Oklahoma 5.2%
Ohio 5.1%
Texas 4.8%
Florida 4.6%
Puerto Rico 4.2%
Pennsylvania 3.9%
Indiana 3.6%
Louisiana 3.5%
California 3.4%
New Jersey 3.2%
Colorado 3.0%
Connecticut 2.6%
Kentucky 2.6%
Wisconsin 2.6%
Georgia 2.5%
Michigan 2.1%
Washington 1.9%
Alabama 1.8%
Virginia 1.7%
District of Columbia 1.6%
Arizona 1.6%
Maryland 1.4%
Alaska 1.3%
Other 17.7%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Short Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/25/02 2.36% 0.82% 0.88% 0.69%
Class A at maximum Offering Price 10/25/02 (0.19)% 0.30% 0.62% —
S&P Municipal Bond Short Index — 2.19% 1.20% 1.20% —
Lipper Short Municipal Debt Funds Classification Average — 2.86% 1.05% 0.93% —
Class C at NAV 2/10/14 1.43% 0.01% 0.31% 1.49%
Class C at maximum Offering Price 2/10/14 1.43% 0.01% 0.31% —
Class I 10/25/02 2.44% 1.01% 1.08% 0.49%
Effective Leverage Ratio 0.00%

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 96 .9%
Common Stocks 0 .3%
Other Assets & Liabilities, Net 3.2%
Borrowings (0.4)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 9.5%
AA 43.2%
A 32.7%
BBB 6.0%
BB or Lower 0.8%
N/R (not rated) 7.8%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 21.9%
Transportation 19.7%
Tax Obligation/General 16.5%
Utilities 14.4%
Tax Obligation/Limited 14.0%
U.S. Guaranteed 3.3%
Education and Civic
Organizations 3.3%
Other 6.6%
Common Stocks 0.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 12.8%
Illinois 7.4%
Colorado 6.5%
Minnesota 5.4%
Florida 4.7%
Wisconsin 4.5%
New York 4.0%
Alabama 3.7%
Arizona 3.6%
New Jersey 3.1%
Tennessee 3.0%
District of Columbia 2.8%
Virginia 2.6%
Washington 2.6%
Louisiana 2.4%
Massachusetts 2.3%
Missouri 2.2%
California 2.2%
Oklahoma 2.1%
Ohio 2.0%
New Mexico 1.9%
Kentucky 1.8%
Oregon 1.8%
Georgia 1.8%
Puerto Rico 1.8%
Other 11.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Yields
as of March 31, 2024
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
nmbf
Nuveen All-American Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 3 .61% 3 .00% 4 .04% 3 .98%
SEC 30-Day Yield 3 .43% 2 .79% 3 .81% 3 .78%
Taxable-Equivalent Yield (40.8%)
2
5 .78% 4 .70% 6 .42% 6 .37%
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .73% 2 .03% 3 .04%
SEC 30-Day Yield 2 .84% 2 .16% 3 .15%
Taxable-Equivalent Yield (40.8%)
2
4 .79% 3 .65% 5 .32%
Nuveen Limited Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .20% 1 .48% 2 .47%
SEC 30-Day Yield 2 .29% 1 .59% 2 .59%
Taxable-Equivalent Yield (40.8%)
2
3 .86% 2 .68% 4 .37%
Nuveen Short Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .52% 1 .84% 2 .81%
SEC 30-Day Yield 2 .63% 1 .95% 2 .94%
Taxable-Equivalent Yield (40.8%)
2
4 .44% 3 .29% 4 .97%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2024.
The beginning of the period is October 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,077.10 $ 1,072.00 $ 1,078.10 $ 1,077.00
Expenses Incurred During the Period $ 3.69 $ 7.82 $ 2.49 $ 2.65
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.44 $ 1,017.43 $ 1,022.60 $ 1,022.43
Expenses Incurred During the Period $ 3.59 $ 7.62 $ 2.43 $ 2.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.71%, 1.51%, 0.48% and 0.51% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,064.80 $ 1,060.60 $ 1,066.90
Expenses Incurred During the Period $ 3.41 $ 7.52 $ 2.38
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.69 $ 1,017.69 $ 1,022.69
Expenses Incurred During the Period $ 3.34 $ 7.36 $ 2.33
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.66%, 1.46% and 0.46% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Limited Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,045.50 $ 1,042.40 $ 1,047.60
Expenses Incurred During the Period $ 3.27 $ 7.35 $ 2.25
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.81 $ 1,017.80 $ 1,022.81
Expenses Incurred During the Period $ 3.23 $ 7.26 $ 2.23
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.64%, 1.44% and 0.44% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,029.40 $ 1,025.40 $ 1,030.30
Expenses Incurred During the Period $ 3.65 $ 7.70 $ 2.64
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.39 $ 1,017.39 $ 1,022.39
Expenses Incurred During the Period $ 3.64 $ 7.67 $ 2.63
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.72%, 1.52% and 0.52% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen
Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund,
Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond
Fund and Nuveen Short Term Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen
Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term
Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the "Funds") as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, agent bank, portfolio company and brokers; when replies were not received from the agent bank or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen All-American Municipal Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 101.1%
X –
MUNICIPAL BONDS - 97 .9 % X 4,260,473,541
Alabama - 2.1%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 $ 3,508,920
3,500 4.000%, 7/01/43 7/28 at 100.00 3,391,800
15,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 15,940,100
10,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 10,728,202
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 2,071,321
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 4,282,012
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
2,900 5.250%, 10/01/41 10/33 at 100.00 3,218,504
3,510 5.250%, 10/01/42 10/33 at 100.00 3,873,100
3,510 5.250%, 10/01/43 10/33 at 100.00 3,857,905
3,510 5.250%, 10/01/44 10/33 at 100.00 3,843,777
2,805 5.250%, 10/01/45 10/33 at 100.00 3,061,035
4,070 5.250%, 10/01/49 10/33 at 100.00 4,377,135
2,075 5.500%, 10/01/53 10/33 at 100.00 2,263,039
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 451,208
20,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 20,733,600
5,810 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/48
9/29 at 100.00 5,445,755
Total Alabama 91,047,413
Arizona - 2.6%
1,415 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 1,434,974
19,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 14,555,387
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
1,575 5.250%, 11/01/48 11/32 at 100.00 1,695,068
1,575 5.250%, 11/01/53 11/32 at 100.00 1,679,472
2,660 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 2,675,094
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 9,822,802

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A
:
$ 1,000 5.000%, 9/01/35 9/28 at 100.00 $ 1,067,699
935 5.000%, 9/01/42 9/28 at 100.00 973,430
2,235 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-2, 5.000%, 1/01/53, (Mandatory Put
5/15/28)
5/27 at 101.68 2,377,677
40 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 40,000
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A
:
6,380 5.000%, 7/01/35 7/29 at 100.00 6,911,114
7,200 5.000%, 7/01/45 7/29 at 100.00 7,511,597
6,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call 7,374,377
3,500 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Refunding Series
2022. Forward Delivery, 4.000%, 6/15/41, 144A
6/26 at 100.00 3,018,883
25,440 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 28,252,921
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,000 5.250%, 12/01/28 No Opt. Call 1,046,363
13,155 5.000%, 12/01/32 No Opt. Call 14,048,136
7,000 5.000%, 12/01/37 No Opt. Call 7,625,109
Total Arizona 112,110,103
Arkansas - 0.4%
5,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 5,156,897
7,370 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 7,303,593
5,545 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/40
9/30 at 100.00 5,622,094
Total Arkansas 18,082,584
California - 9.8%
10,050 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 10,747,357
22,580 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 24,304,024
2,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 1,778,977
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 19,633,264
5,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 5,106,402
1,670 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 1,700,239

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,015 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 $ 3,032,054
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 486,572
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers' Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 2,281,077
2,200 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/36, 144A
6/26 at 100.00 2,199,836
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Refunding Series 2017, 5.000%, 10/01/31
10/27 at 100.00 1,050,487
10,625 California Municipal Finance Authority, Revenue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 10,850,844
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
14,185 5.000%, 7/01/42 7/27 at 100.00 14,432,930
1,000 5.000%, 7/01/47 7/27 at 100.00 1,008,862
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 14,000,885
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 27,099,790
5,425 4.000%, 12/31/47, (AMT) 6/28 at 100.00 4,792,497
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,000 5.000%, 11/01/30 11/26 at 100.00 1,011,498
1,040 5.250%, 11/01/31 11/26 at 100.00 1,058,114
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012
:
8,835 5.000%, 7/01/30, (AMT), 144A 7/24 at 100.00 8,867,404
14,225 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 14,242,528
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 1,465,656
California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A
:
415 5.000%, 11/15/46, 144A 11/29 at 102.00 375,859
810 5.000%, 11/15/51, 144A 11/29 at 102.00 711,185
16,245 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/39
11/28 at 100.00 17,714,633
12,000 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 12,203,094
California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017
:
5,000 5.000%, 5/15/47 5/27 at 100.00 5,038,449
1,750 5.000%, 5/15/50 5/27 at 100.00 1,761,272
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
9 (c),(d) 5.750%, 7/01/30 1/22 at 100.00 8,759
57 (c),(d) 5.750%, 7/01/35 1/22 at 100.00 57,297
22 (c),(d) 5.500%, 7/01/39 1/22 at 100.00 21,621

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 6,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 $ 5,076,966
3,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 3,098,559
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 6,661,032
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT)
5/25 at 100.00 6,045,281
25,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 25,923,413
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
6/24 at 100.00 1,003,420
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A
:
2,800 7.000%, 11/01/34 No Opt. Call 3,527,878
2,500 6.500%, 11/01/39 No Opt. Call 3,184,997
Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A
:
2,230 5.250%, 8/01/39 - AGM Insured 8/33 at 100.00 2,640,805
3,810 5.250%, 8/01/41 - AGM Insured 8/33 at 100.00 4,467,837
3,355 5.250%, 8/01/42 - AGM Insured 8/33 at 100.00 3,917,037
5,305 5.250%, 8/01/43 - AGM Insured 8/33 at 100.00 6,157,672
22,535 5.250%, 8/01/48 - AGM Insured 8/33 at 100.00 25,777,721
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 2,750,948
15,000 (e) Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 0.000%, 8/01/41 - AGM
Insured
8/36 at 100.00 17,945,199
2,665 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 2,920,554
Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C
:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 3,712,708
11,960 5.000%, 7/01/38, (AMT) 7/28 at 100.00 12,477,748
715 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/24 at 100.00 721,357
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A
:
8,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 8,186,004
3,020 5.000%, 7/01/47, (AMT) 7/27 at 100.00 3,066,754
10,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.000%,
5/01/32, (AMT)
No Opt. Call 11,242,726
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
5/24 at 100.00 4,502,195

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B
:
$ 5,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 $ 5,074,959
11,715 5.000%, 5/01/46, (AMT) 5/26 at 100.00 11,845,358
5,050 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 5,178,040
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 3,070,629
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 13,466,319
5,730 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/46
No Opt. Call 2,136,921
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 287,668
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 5,380,347
Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1
:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call 2,300,489
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,223,571
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call 2,466,855
1,425 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/42
9/26 at 100.00 1,452,365
Total California 427,935,798
Colorado - 4.0%
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
499 4.000%, 12/01/29 9/24 at 103.00 476,727
2,060 5.000%, 12/01/39 9/24 at 103.00 2,007,838
1,350 5.000%, 12/01/48 9/24 at 103.00 1,243,230
575 (e) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 0.000%, 12/01/49, 144A
6/25 at 99.64 516,533
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 411,026
9,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
4/24 at 102.00 8,371,467
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
4/24 at 100.00 2,066,579
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
4/24 at 100.00 3,043,555
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
4/24 at 102.00 1,404,536

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 25,105 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 $ 24,154,055
2,550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 2,494,358
6,155 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 6,259,864
3,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 3,029,752
1,750 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
4/24 at 103.00 1,753,266
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 959,201
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/39
3/25 at 103.00 491,006
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call 7,807,687
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 20,690,626
3,350 5.500%, 11/15/38, (AMT) 11/32 at 100.00 3,809,181
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
2,955 5.000%, 12/01/28 12/26 at 100.00 3,035,199
5,005 5.000%, 12/01/33 12/26 at 100.00 5,138,967
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call 16,760
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call 320,172
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call 15,047
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call 18,088
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call 8,824,533
1,365 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 1,321,853
845 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 848,040
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 1,833,895
3,342 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 3,447,712
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
4/24 at 103.00 1,740,214
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 1,374,406
20,250 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 19,465,230
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 619,498

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 $ 799,565
1,830 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
4/24 at 103.00 1,807,438
4,250 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 4,260,839
2,495 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
4/24 at 102.00 2,514,386
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
2,170 6.250%, 11/15/28 No Opt. Call 2,304,438
3,080 6.500%, 11/15/38 No Opt. Call 3,812,285
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 1,635,453
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 474,783
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/38
12/24 at 103.00 473,432
4,483 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 3,723,281
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 4/24 at 103.00 501,788
2,000 5.375%, 12/01/39 4/24 at 103.00 1,994,965
5,000 5.500%, 12/01/48 4/24 at 103.00 4,930,213
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 3,045,353
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 2,538,576
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 2,196,094
Total Colorado 176,022,990
Connecticut - 0.8%
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
2,500 4.000%, 7/01/36 7/29 at 100.00 2,421,727
5,630 4.000%, 7/01/38 7/29 at 100.00 5,420,337
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT
:
5,000 5.000%, 12/01/41 6/26 at 100.00 5,106,996
16,000 5.000%, 12/01/45 6/26 at 100.00 16,274,851
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A
:
2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 2,655,338
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 2,634,460
Total Connecticut 34,513,709

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Delaware - 0.2%
$ 2,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 $ 1,880,689
8,500 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 8,525,321
Total Delaware 10,406,010
District of Columbia - 0.6%
7,845 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 8,870,945
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
1,500 4.000%, 10/01/37 10/29 at 100.00 1,521,504
2,890 (g) 4.000%, 10/01/53, (UB) 10/29 at 100.00 2,688,196
3,745 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC
Insured
No Opt. Call 2,894,669
9,375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/34, (AMT)
10/28 at 100.00 9,970,078
Total District of Columbia 25,945,392
Florida - 9.0%
2,300 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/28
4/24 at 100.00 2,300,956
365 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
4/24 at 100.00 365,228
12,950 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A,
5.000%, 9/01/44
9/29 at 100.00 13,489,303
3,520 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/38, (AMT)
9/29 at 100.00 3,550,536
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
245 5.000%, 12/15/40, 144A 7/26 at 100.00 228,661
7,910 5.000%, 12/15/50, 144A 7/26 at 100.00 6,872,320
3,470 5.000%, 12/15/55, 144A 7/26 at 100.00 2,945,606
Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A
:
1,500 4.750%, 7/01/40 7/25 at 100.00 1,075,923
1,380 5.000%, 7/01/50 7/25 at 100.00 927,257
11,353 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 1,135,321
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A
:
565 5.000%, 6/15/39, 144A 6/26 at 100.00 549,711
610 5.000%, 6/15/49, 144A 6/26 at 100.00 570,199
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2019B, 5.000%, 7/01/49
7/29 at 100.00 7,350,850
865 Cityplace Community Development District, Florida, Special Assessment
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 875,553
1,570 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.125%, 6/15/46, 144A
6/25 at 100.00 1,581,931

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44, 144A
6/24 at 100.00 $ 1,501,914
315 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 278,793
10,100 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 10,309,877
77,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 80,891,904
18,200 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 18,204,264
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 37,812,984
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 2,001,045
5,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 5,469,386
28,065 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 28,059,109
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1
:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 448,638
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 1,407,697
26,155 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 23,983,811
7,860 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 8,389,326
Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020
:
1,040 4.000%, 11/01/37 11/29 at 100.00 1,010,627
1,085 4.000%, 11/01/38 11/29 at 100.00 1,049,349
1,650 4.000%, 11/01/39 11/29 at 100.00 1,591,027
2,170 4.000%, 11/01/40 11/29 at 100.00 2,078,850
10,285 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 10,844,660
340 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
4/24 at 100.00 339,971
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
875 5.500%, 6/15/32, 144A 4/24 at 100.00 875,106
1,375 5.750%, 6/15/42, 144A 4/24 at 100.00 1,346,781
10,000 Miami Dade County, Florida, Professional Sports Franchise Facilities
Tax Revenue Bonds, Refunding Series 2009A, 0.000%, 10/01/45 - AGC
Insured
No Opt. Call 3,646,657

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 38,000 Miami Dade County, Florida, Professional Sports Franchise Facilities Tax
Revenue Bonds, Series 2009C, 0.000%, 10/01/44 - AGC Insured
No Opt. Call $ 14,640,997
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38 - BAM Insured, (AMT)
10/25 at 100.00 12,316,976
5,025 (g) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 5,298,449
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
2,870 0.000%, 10/01/37 - BAM Insured No Opt. Call 1,701,919
3,130 0.000%, 10/01/42 - BAM Insured No Opt. Call 1,426,405
13,500 0.000%, 10/01/44 No Opt. Call 5,384,810
10,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/45
7/32 at 100.00 10,824,362
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 5,294,361
School Board of Lee County, Florida, Certificates of Participation, Series
2023A
:
1,000 5.000%, 8/01/37 8/33 at 100.00 1,144,921
1,685 5.000%, 8/01/38 8/33 at 100.00 1,909,070
4,465 5.000%, 8/01/39 8/33 at 100.00 5,012,085
2,715 5.000%, 8/01/40 8/33 at 100.00 3,028,596
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
5,000 5.250%, 11/15/39 11/26 at 103.00 4,423,501
1,015 5.500%, 11/15/49 11/26 at 103.00 850,499
2,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 2,498,903
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
3,885 4.000%, 8/15/42 8/27 at 100.00 3,689,686
2,965 5.000%, 8/15/42 - BAM Insured 8/27 at 100.00 3,060,854
Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A
:
500 5.000%, 7/01/29 4/24 at 100.00 500,457
6,860 5.250%, 7/01/44 4/24 at 100.00 6,864,091
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
4/24 at 100.00 260,268
290 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
4/24 at 100.00 3
2,640 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A
5/32 at 100.00 2,695,975
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 13,163,496
470 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.125%,
5/01/36
5/28 at 100.00 479,224
Total Florida 391,831,039

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 1.1%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
$ 2,500 (c) 6.750%, 1/01/35 1/28 at 100.00 $ 1,125,000
1,000 (c) 7.000%, 1/01/40 1/28 at 100.00 450,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,500 5.250%, 7/01/41, (AMT) 7/33 at 100.00 3,895,912
2,400 5.250%, 7/01/42, (AMT) 7/33 at 100.00 2,660,365
9,740 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 9,610,805
210 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call 212,184
5,500 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 5,448,034
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/28
No Opt. Call 1,055,535
17,600 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 17,130,245
4,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/39
7/29 at 100.00 4,506,915
Total Georgia 46,094,995
Hawaii - 0.1%
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
4/24 at 100.00 1,000,613
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 4,561,495
Total Hawaii 5,562,108
Idaho - 0.4%
1,500 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 1,491,317
4,200 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 4,396,280
1,290 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 1,317,590
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38, 144A
12/26 at 100.00 1,974,053
2,500 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.625%, 11/01/43, 144A
11/33 at 100.00 2,608,762
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
1,885 (g) 4.050%, 1/01/39, (UB) 1/33 at 100.00 1,869,980
1,290 (g) 4.450%, 1/01/44, (UB) 1/33 at 100.00 1,287,449
2,795 (g) 4.650%, 1/01/54, (UB) 1/33 at 100.00 2,787,096
Total Idaho 17,732,527
Illinois - 10.3%
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 71,086,422

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
$ 2,125 5.250%, 4/01/35 4/33 at 100.00 $ 2,415,270
1,250 5.250%, 4/01/37 4/33 at 100.00 1,398,766
1,600 5.000%, 4/01/38 4/33 at 100.00 1,746,108
1,000 5.250%, 4/01/39 4/33 at 100.00 1,103,819
1,960 5.500%, 4/01/42 4/33 at 100.00 2,183,930
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
4/24 at 100.00 624,966
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,215,144
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 36,524,090
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,890 5.500%, 12/01/31 No Opt. Call 4,332,736
15,000 5.000%, 12/01/32 No Opt. Call 16,341,310
10,000 5.000%, 12/01/34 12/33 at 100.00 10,947,950
10,000 5.250%, 12/01/35 12/33 at 100.00 11,091,182
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
1,250 5.000%, 12/01/45 12/29 at 100.00 1,300,789
2,220 4.000%, 12/01/50 12/29 at 100.00 2,042,393
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 17,563,959
9,845 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 10,089,453
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 3,185,945
8,805 (g) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,225,499
13,760 (g) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40, (UB)
1/25 at 100.00 13,830,659
7,545 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB)
1/25 at 100.00 7,578,037
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
935 5.000%, 1/01/25 No Opt. Call 943,657
705 5.000%, 1/01/35 1/26 at 100.00 713,430
2,175 (g) 5.000%, 1/01/38, (UB) 1/26 at 100.00 2,189,257
6,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30, (UB)
No Opt. Call 6,525,415
2,200 (g) Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB)
1/25 at 100.00 2,212,436
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
5,000 5.000%, 1/01/31 - BAM Insured No Opt. Call 5,512,958
1,700 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,896,436
1,600 5.000%, 1/01/33 - BAM Insured No Opt. Call 1,804,847
Chicago, Illinois, O'Hare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
1,195 5.250%, 1/01/39 - BAM Insured 1/33 at 100.00 1,326,407
1,700 5.250%, 1/01/40 - BAM Insured 1/33 at 100.00 1,875,861
1,955 5.250%, 1/01/41 - BAM Insured 1/33 at 100.00 2,147,712

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B
:
$ 450 5.000%, 11/01/37 - AGM Insured 5/32 at 100.00 $ 504,535
1,300 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 1,447,835
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,890,751
1,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 1,462,248
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 682,659
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 11,028,901
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 13,101,772
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 10,826,683
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 18,705
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 1,123,422
14,715 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41
2/27 at 100.00 14,462,298
12,183 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47
3/26 at 100.00 11,166,727
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 7,347,178
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,047,620
14,830 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 15,754,474
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 3,731,202
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 3,503,619
10,000 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 10,947,264
Illinois State, General Obligation Bonds, November Series 2017D
:
11,625 5.000%, 11/01/27 No Opt. Call 12,360,124
3,000 5.000%, 11/01/28 11/27 at 100.00 3,181,356
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call 2,159,828
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 7,193,910
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 1,466,260
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
6,450 0.000%, 12/15/52 - AGM Insured No Opt. Call 1,667,226
1,225 5.000%, 6/15/53 12/25 at 100.00 1,232,131

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/45 - AGM Insured
No Opt. Call $ 3,891,653
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call 6,607,527
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call 13,963,143
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
4/24 at 100.00 1,838,250
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call 4,726,359
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 15,174,703
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,498,297
Total Illinois 448,985,503
Indiana - 2.0%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,853,707
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 720,647
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 3,755,814
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 6,137,981
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 4,656,348
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,642,528
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 2,306,245
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A
:
10,325 5.000%, 10/01/41 10/26 at 100.00 10,533,393
4,880 5.000%, 10/01/46 10/26 at 100.00 4,949,578
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Forward Delivery Series 2024A
:
1,000 5.000%, 10/01/40 - BAM Insured, (WI/DD) 10/34 at 100.00 1,112,185
1,000 5.000%, 10/01/41 - BAM Insured, (WI/DD) 10/34 at 100.00 1,106,555
1,000 5.000%, 10/01/42 - BAM Insured, (WI/DD) 10/34 at 100.00 1,101,518
1,000 5.000%, 10/01/43 - BAM Insured, (WI/DD) 10/34 at 100.00 1,095,997
5,215 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 5,257,415
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
3,385 5.750%, 3/01/43 3/33 at 100.00 3,701,554
8,495 6.000%, 3/01/53 3/33 at 100.00 9,210,015
1,815 6.125%, 3/01/57 3/33 at 100.00 1,967,488
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1
:
3,080 5.000%, 3/01/53 - BAM Insured 3/33 at 100.00 3,260,061

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 3,225 5.000%, 3/01/58 - BAM Insured 3/33 at 100.00 $ 3,408,375
3,000 5.250%, 3/01/67 - BAM Insured 3/33 at 100.00 3,225,798
9,185 Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
4/24 at 100.00 9,204,187
8,435 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 8,589,425
Total Indiana 88,796,814
Iowa - 0.8%
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
4/24 at 100.00 1,992,603
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
6,230 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 6,508,253
25,575 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 27,103,871
Total Iowa 35,604,727
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
1,500 5.000%, 12/01/36 12/26 at 100.00 1,469,685
1,320 5.000%, 12/01/41 12/26 at 100.00 1,207,172
Total Kansas 2,676,857
Kentucky - 1.0%
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 5,326,713
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
2,545 5.000%, 9/01/43 9/28 at 100.00 2,640,592
2,600 5.000%, 9/01/48 9/28 at 100.00 2,684,343
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 6,809,983
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 6,265,423
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
2,450 5.000%, 7/01/26 7/25 at 100.00 2,467,515
2,100 5.000%, 7/01/33 7/25 at 100.00 2,121,696
5,655 5.000%, 7/01/37 7/25 at 100.00 5,692,371
Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare Inc, Series 2016A
:
3,885 5.000%, 10/01/30 10/26 at 100.00 4,012,698
1,850 5.000%, 10/01/31 10/26 at 100.00 1,909,759
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%, 10/01/43
- BAM Insured
10/29 at 100.00 4,504,259
Total Kentucky 44,435,352

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 0.8%
$ 22,220 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
4/24 at 100.00 $ 22,226,966
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A
:
2,375 5.000%, 7/01/41 7/33 at 100.00 2,638,875
2,000 5.000%, 7/01/43 7/33 at 100.00 2,196,800
1,050 (f) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 1,051,887
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 546,181
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 2,982,159
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,574,779
Total Louisiana 33,217,647
Maine - 0.1%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,877,795
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 960,712
Total Maine 5,838,507
Maryland - 0.4%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 9,859,936
710 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 691,959
8,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42
2/25 at 100.00 8,546,090
Total Maryland 19,097,985
Massachusetts - 2.5%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 6,339,930
3,614 (c) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37,
144A
4/24 at 100.00 36,136
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E
:
1,200 5.000%, 7/01/35 7/26 at 100.00 1,230,280
5,590 5.000%, 7/01/37 7/26 at 100.00 5,703,559
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/52
7/33 at 100.00 5,370,974
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 3,976,129
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
5,285 5.000%, 7/01/37 7/28 at 100.00 5,606,885
5,000 5.000%, 7/01/38 7/28 at 100.00 5,284,127
5,000 5.000%, 7/01/43 7/28 at 100.00 5,196,938

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 1,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 $ 1,512,379
4,785 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/39
1/29 at 100.00 4,808,273
Massachusetts Port Authority, Revenue Bonds, Series 2021E
:
6,180 5.000%, 7/01/46, (AMT) 7/31 at 100.00 6,476,973
13,320 5.000%, 7/01/51, (AMT) 7/31 at 100.00 13,820,578
Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A
:
20,965 5.000%, 1/01/49 1/34 at 100.00 22,827,987
19,535 5.000%, 1/01/54 1/34 at 100.00 21,004,298
Total Massachusetts 109,195,446
Michigan - 1.2%
3,900 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 4,122,142
3,250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/53
1/34 at 100.00 3,617,731
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B
:
3,105 5.250%, 7/01/48 1/34 at 100.00 3,500,281
5,250 5.250%, 7/01/53 1/34 at 100.00 5,844,026
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2024A
:
1,115 (g) 4.100%, 12/01/39, (UB) 6/33 at 100.00 1,116,194
2,725 (g) 4.500%, 12/01/44, (UB) 6/33 at 100.00 2,725,674
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
4/24 at 100.00 1,250,954
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023
:
10,000 5.000%, 11/15/41 11/33 at 100.00 11,348,885
10,000 5.000%, 11/15/42 11/33 at 100.00 11,255,774
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B
:
1,550 5.000%, 12/01/33 - AGM Insured, (AMT) No Opt. Call 1,765,112
1,690 5.500%, 12/01/41 - AGM Insured, (AMT) 12/33 at 100.00 1,916,401
1,365 5.500%, 12/01/43 - AGM Insured, (AMT) 12/33 at 100.00 1,533,976
Total Michigan 49,997,150
Minnesota - 1.1%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 267,831
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
150 5.000%, 7/01/36 7/24 at 102.00 143,948
270 5.000%, 7/01/47 7/24 at 102.00 237,589
2,805 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
4/24 at 100.00 2,688,309
Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A
:
3,295 5.000%, 7/01/41 7/31 at 100.00 3,112,680

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 11,160 5.000%, 7/01/56 7/31 at 100.00 $ 9,922,436
11,605 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2024,
5.250%, 1/01/54
1/34 at 100.00 12,607,269
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 423,486
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
4/24 at 100.00 16,311,516
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
2,500 (f) 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 2,561,152
235 (f) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 240,748
Total Minnesota 48,516,964
Mississippi - 0.3%
1,755 (f) Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call 1,761,146
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
4,500 (g) 6.000%, 9/01/48, (UB) 9/33 at 100.00 5,123,205
6,200 (g) 6.000%, 9/01/53, (UB) 9/33 at 100.00 6,990,100
Total Mississippi 13,874,451
Missouri - 1.9%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/27 - AGM Insured
No Opt. Call 3,408,379
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/39, (AMT)
3/29 at 100.00 5,206,806
18,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 18,430,097
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 3,493,808
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 1,981,010
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 15,204,768
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,689,579
8,025 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 8,458,067
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2010A
:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call 3,810,611
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call 5,111,730
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call 4,371,810
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call 4,688,333
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call 3,842,330

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call $ 1,216,599
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/24 at 100.00 334,880
1,267 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
4/24 at 100.00 519,470
Total Missouri 82,768,277
Montana - 0.1%
4,385 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 4,446,963
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 1,943,369
Total Montana 6,390,332
Nebraska - 0.6%
7,500 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 7,938,930
15,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023A, 5.250%, 2/01/53
2/33 at 100.00 17,010,821
Total Nebraska 24,949,751
Nevada - 0.7%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A
:
1,965 5.000%, 9/01/42 9/27 at 100.00 2,001,894
1,150 5.000%, 9/01/47 9/27 at 100.00 1,163,463
7,160 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 6/01/43
6/28 at 100.00 7,545,094
4,765 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 476,500
2,515 (f) Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and University System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 2,524,707
18,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 18,316,103
45 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 607 Providence, Refunding Series 2013, 4.250%, 6/01/24
4/24 at 103.00 44,992
Total Nevada 32,072,753
New Hampshire - 0.3%
12,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37, 144A
1/33 at 100.00 10,986,325
Total New Hampshire 10,986,325
New Jersey - 1.7%
9,090 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29, (Pre-refunded
12/15/26)
12/26 at 100.00 9,699,926
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 5,228,234

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
4/24 at 101.00 $ 2,278,459
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
1,000 5.000%, 9/01/37 3/33 at 100.00 1,142,044
1,825 5.000%, 9/01/39 3/33 at 100.00 2,061,313
2,000 5.000%, 9/01/41 3/33 at 100.00 2,227,930
1,200 5.000%, 9/01/42 3/33 at 100.00 1,330,096
1,265 5.000%, 9/01/43 3/33 at 100.00 1,394,821
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021
:
1,250 3.000%, 7/01/38 - BAM Insured 7/31 at 100.00 1,135,463
4,110 3.000%, 7/01/41 - BAM Insured 7/31 at 100.00 3,546,674
15,300 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 8,136,578
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 19,579,800
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 4,570,517
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
5,500 5.000%, 6/15/44 12/28 at 100.00 5,728,620
4,000 5.000%, 6/15/50 12/28 at 100.00 4,127,894
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call 3,291,785
Total New Jersey 75,480,154
New Mexico - 0.0%
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 653,171
Total New Mexico 653,171
New York - 14.6%
1,835 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.400%,
2/01/43
2/33 at 100.00 1,873,236
2,710 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 2,434,982
Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A
:
410 4.500%, 6/01/27 6/24 at 103.00 412,762
250 5.000%, 6/01/35 6/24 at 103.00 257,587
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 1,734,895
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 4,375,222
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 1,225,573
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 2,556,829

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 $ 8,211,346
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 93,844
300 5.000%, 12/01/36, 144A 6/27 at 100.00 271,908
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A
:
11,000 5.250%, 3/15/48 3/34 at 100.00 12,221,802
12,500 5.250%, 3/15/49 3/34 at 100.00 13,842,768
3,750 5.250%, 3/15/52 3/34 at 100.00 4,131,829
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/40
9/28 at 100.00 5,310,502
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 7,659,804
3,800 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/35
9/28 at 100.00 4,127,391
7,885 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 7,656,796
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B
:
595 4.760%, 2/01/27 No Opt. Call 586,769
1,255 5.570%, 2/01/41 2/30 at 100.00 1,196,919
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 1,364,854
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 956,236
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
475 4.050%, 2/01/31 2/30 at 100.00 444,422
885 4.450%, 2/01/41 2/30 at 100.00 723,721
1,560 4.600%, 2/01/51 2/30 at 100.00 1,200,423
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/41
9/26 at 100.00 6,700,947
5,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36
11/26 at 100.00 5,198,942
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
10,000 4.750%, 11/15/45 5/30 at 100.00 10,304,006
11,000 (g) 5.250%, 11/15/55, (UB) 5/30 at 100.00 11,548,414
4,200 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/36
6/24 at 100.00 4,213,026
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
300 5.000%, 7/01/24 No Opt. Call 300,444
210 5.000%, 7/01/26 7/24 at 100.00 210,515
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 3,000 (c) 5.750%, 10/01/37 4/24 at 100.00 $ 1,920,000
1,000 (c) 2.350%, 10/01/46 4/24 at 100.00 640,000
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 1,032,567
21,065 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 23,240,187
20,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 5.250%, 6/15/47
12/33 at 100.00 22,368,154
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 10,639,136
6,110 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 6,176,582
15,685 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 16,444,129
8,130 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1, 5.250%, 8/01/40
8/32 at 100.00 9,298,227
2,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 3,399,104
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1
:
3,995 5.000%, 2/01/46 2/34 at 100.00 4,377,328
6,000 5.000%, 2/01/47 2/34 at 100.00 6,565,066
3,540 5.000%, 2/01/48 2/34 at 100.00 3,857,395
7,730 5.000%, 2/01/49 2/34 at 100.00 8,402,028
7,800 5.250%, 2/01/53 2/34 at 100.00 8,614,850
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 8,125,337
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 3,236,441
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 7,526,854
New York City, New York, General Obligation Bonds, Fiscal 2024 Series A
:
1,455 5.000%, 8/01/41 8/33 at 100.00 1,640,006
2,570 5.000%, 8/01/42 8/33 at 100.00 2,873,610
1,250 5.000%, 8/01/43 8/33 at 100.00 1,385,905
9,895 5.000%, 8/01/44 8/33 at 100.00 10,897,830
3,650 5.000%, 8/01/45 8/33 at 100.00 3,999,918
New York City, New York, General Obligation Bonds, Fiscal 2024 Series C
:
11,650 5.250%, 3/01/47 3/34 at 100.00 12,983,128
3,215 5.250%, 3/01/53 3/34 at 100.00 3,533,882
New York City, New York, General Obligation Bonds, Fiscal 2024 Series D
:
9,145 5.500%, 4/01/46, (WI/DD) 4/34 at 100.00 10,431,572
6,095 5.250%, 4/01/47, (WI/DD) 4/34 at 100.00 6,795,972
7,925 5.250%, 4/01/54, (WI/DD) 4/34 at 100.00 8,700,646
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 258
:
4,590 (g) 4.450%, 10/01/44, (UB) 4/33 at 100.00 4,578,841
5,505 (g) 4.600%, 10/01/49, (UB) 4/33 at 100.00 5,529,415
4,700 (g) 4.650%, 10/01/54, (UB) 4/33 at 100.00 4,714,653

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A
:
$ 1,000 5.250%, 11/15/40 - AGM Insured 11/33 at 100.00 $ 1,182,741
1,000 5.250%, 11/15/41 - AGM Insured 11/33 at 100.00 1,174,333
500 5.250%, 11/15/42 - AGM Insured 11/33 at 100.00 583,102
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
16,000 5.000%, 3/15/41 9/32 at 100.00 17,931,939
5,615 5.000%, 3/15/42 9/32 at 100.00 6,255,255
New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Bidding Group 1-4 Series 2023A
:
10,450 5.000%, 3/15/42 9/33 at 100.00 11,824,284
9,570 5.000%, 3/15/44 9/33 at 100.00 10,665,905
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,257,914
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 7,948,915
5,000 5.000%, 7/01/41, (AMT) 7/24 at 100.00 4,966,615
3,210 5.000%, 7/01/46, (AMT) 7/24 at 100.00 3,166,351
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 8,051,329
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
3,200 5.250%, 8/01/31, (AMT) 8/30 at 100.00 3,406,975
9,275 5.375%, 8/01/36, (AMT) 8/30 at 100.00 9,808,014
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2023
:
2,000 5.500%, 6/30/38, (AMT) 6/31 at 100.00 2,226,417
780 5.500%, 6/30/42 - AGM Insured, (AMT) 6/31 at 100.00 863,546
1,545 5.000%, 6/30/49 - AGM Insured, (AMT) 6/31 at 100.00 1,615,046
3,220 6.000%, 6/30/54, (AMT) 6/31 at 100.00 3,570,658
8,115 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 8,492,815
12,640 5.375%, 6/30/60, (AMT) 6/31 at 100.00 13,366,595
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 1,061,014
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/32, (AMT)
1/28 at 100.00 10,376,100
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
14,690 5.000%, 10/01/35, (AMT) 10/30 at 100.00 15,597,432
4,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 4,150,366
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
6,200 6.000%, 4/01/35, (AMT) 4/31 at 100.00 7,043,245
10,965 5.625%, 4/01/40, (AMT) 4/31 at 100.00 11,982,450
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
7,790 5.000%, 12/01/35, (AMT) 12/33 at 100.00 8,802,764

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,750 5.000%, 12/01/36, (AMT) 12/33 at 100.00 $ 1,959,111
2,000 5.000%, 12/01/38, (AMT) 12/33 at 100.00 2,199,936
6,505 5.000%, 12/01/40, (AMT) 12/33 at 100.00 7,100,702
5,000 5.000%, 12/01/43, (AMT) 12/33 at 100.00 5,386,390
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
5,000 5.000%, 7/15/34, (AMT) 7/33 at 100.00 5,668,406
1,250 5.000%, 7/15/35, (AMT) 7/33 at 100.00 1,410,374
1,820 5.000%, 7/15/36, (AMT) 7/33 at 100.00 2,038,257
1,625 5.000%, 7/15/40, (AMT) 7/33 at 100.00 1,768,954
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1
:
2,000 5.000%, 11/15/41 11/33 at 100.00 2,271,539
1,965 5.000%, 11/15/42 11/33 at 100.00 2,218,625
3,495 5.000%, 11/15/44 11/33 at 100.00 3,903,367
5,645 5.000%, 11/15/45 11/33 at 100.00 6,272,364
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate
Bond Certified Series 2023C
:
7,500 5.000%, 11/15/37 11/33 at 100.00 8,729,559
2,140 5.250%, 11/15/39 11/33 at 100.00 2,509,952
7,340 5.250%, 11/15/40 11/33 at 100.00 8,520,895
10,000 5.000%, 11/15/41 11/33 at 100.00 11,296,201
6,465 5.250%, 11/15/42 11/33 at 100.00 7,413,877
2,050 5.000%, 11/15/43 11/33 at 100.00 2,285,743
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1
:
6,800 5.000%, 5/15/49 5/34 at 100.00 7,435,164
6,050 5.000%, 5/15/54 5/34 at 100.00 6,550,598
Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2023TE-1
:
3,865 5.000%, 12/15/40 6/34 at 100.00 4,523,131
4,575 5.000%, 12/15/41 6/34 at 100.00 5,305,038
1,760 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 2,009,342
Total New York 633,427,122
North Carolina - 0.1%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
715 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 791,175
855 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 937,844
1,000 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 830,620
Total North Carolina 2,559,639
North Dakota - 0.2%
10,770 (g) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.550%, 7/01/44, (UB)
7/33 at 100.00 10,619,747
Total North Dakota 10,619,747

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 0.9%
$ 5,195 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy
Health, Inc., Series 2020A, 4.000%, 12/01/40
6/30 at 100.00 $ 5,196,398
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 1,566,295
1,860 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 1,761,633
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 3,681,673
5,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 4,590,384
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 5,874,325
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
1,000 (g) 4.350%, 9/01/44, (UB) 9/33 at 100.00 984,190
2,075 (g) 4.650%, 9/01/54, (UB) 9/33 at 100.00 2,078,490
3,750 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 3,761,125
8,585 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 8,947,271
Total Ohio 38,441,784
Oklahoma - 1.4%
Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019
:
1,500 4.000%, 9/01/45 9/29 at 100.00 1,253,574
1,000 5.000%, 9/01/45 9/29 at 100.00 1,006,033
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 1,504,869
8,550 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project,
Series 2023, 5.000%, 9/01/41
9/32 at 100.00 9,327,575
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 14,643,925
811 (c) Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 5.000%, 8/01/52
8/27 at 100.00 1,298
29,450 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2023, 5.500%, 1/01/53
1/32 at 100.00 32,593,817
Total Oklahoma 60,331,091
Oregon - 0.4%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,855 (f) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,868,225
1,600 (f) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 1,612,187

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
4/24 at 100.00 $ 177,098
12,450 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 13,032,634
Total Oregon 16,690,144
Pennsylvania - 4.4%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
4/24 at 100.00 315,077
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.250%, 1/01/36 - AGM Insured, (AMT) 1/33 at 100.00 1,138,433
1,000 5.250%, 1/01/37 - AGM Insured, (AMT) 1/33 at 100.00 1,128,348
1,000 5.250%, 1/01/38 - AGM Insured, (AMT) 1/33 at 100.00 1,118,336
1,250 5.250%, 1/01/40 - AGM Insured, (AMT) 1/33 at 100.00 1,379,309
2,000 5.500%, 1/01/41 - AGM Insured, (AMT) 1/33 at 100.00 2,246,494
2,155 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 2,187,177
10,665 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 10,953,699
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,826,480
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 6,589,565
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
4,860 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 3,967,966
6,300 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 5,915,572
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
770 5.000%, 1/01/38 1/25 at 100.00 773,026
625 (f) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 630,822
150 (f) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 151,397
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 9,279,931
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
4,000 4.000%, 9/01/36 9/28 at 100.00 4,029,991
7,630 5.000%, 9/01/43 9/28 at 100.00 7,854,421
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/37
9/29 at 100.00 1,007,579
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
1,860 (f) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 1,883,232
1,310 (f) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,326,362

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 8,750 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2016A, 4.000%, 8/15/34
8/26 at 100.00 $ 8,800,081
2,410 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 241
2,410 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 241
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 1,655,619
5,000 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.500%, 6/30/40, (AMT)
12/32 at 100.00 5,607,935
3,750 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 3,784,331
4,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 3,956,668
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
4/24 at 100.00 3,415,262
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
6,780 (g) 4.450%, 10/01/44, (UB) 10/32 at 100.00 6,782,509
2,730 (g) 4.600%, 10/01/49, (UB) 10/32 at 100.00 2,715,844
1,310 (g) 4.650%, 10/01/51, (UB) 10/32 at 100.00 1,311,100
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 3,375,325
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 7,462,895
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
140 5.250%, 12/01/41 12/32 at 100.00 159,635
1,490 5.250%, 12/01/42 12/32 at 100.00 1,692,962
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 16,057,326
25,430 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1, 5.000%, 6/01/42
6/27 at 100.00 26,340,590
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/42
12/30 at 100.00 1,259,949
Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018
:
2,500 5.000%, 5/01/36 5/28 at 100.00 2,681,839
2,250 5.000%, 5/01/37 5/28 at 100.00 2,405,033
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 4.000%, 5/01/42
11/27 at 100.00 717,711
2,230 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 2,074,601

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017
:
$ 2,000 5.000%, 7/01/29 7/27 at 100.00 $ 2,053,956
7,450 5.000%, 7/01/30 7/27 at 100.00 7,651,056
4,415 5.000%, 7/01/31 7/27 at 100.00 4,527,234
2,595 5.000%, 7/01/33 7/27 at 100.00 2,659,958
4,665 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/40 - BAM Insured
9/31 at 100.00 4,705,257
3,315 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/33, (AMT)
7/27 at 100.00 3,459,399
Total Pennsylvania 193,017,774
Puerto Rico - 1.7%
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 1,907,499
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
7,164 4.550%, 7/01/40 7/28 at 100.00 7,235,191
118,500 0.000%, 7/01/51 7/28 at 30.01 27,779,671
15,339 5.000%, 7/01/58 7/28 at 100.00 15,401,852
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,009,937
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
14,500 4.000%, 7/01/37 7/31 at 103.00 14,034,888
5,000 4.000%, 7/01/41 7/31 at 103.00 4,719,257
Total Puerto Rico 72,088,295
South Carolina - 0.1%
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,594,063
Total South Carolina 2,594,063
South Dakota - 0.0%
910 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 922,640
Total South Dakota 922,640
Tennessee - 2.4%
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 2,259,529
Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A
:
500 5.000%, 10/01/34 10/24 at 100.00 502,403
1,575 5.000%, 10/01/44 10/24 at 100.00 1,575,800
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 443,143
4,200 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 4,408,912
4,925 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%,
12/01/25
No Opt. Call 5,031,201
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018A
:

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,740 5.000%, 4/01/41 10/28 at 100.00 $ 2,839,380
145 (f) 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 157,254
Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Refunding and Improvement Bonds, Johnson City Medical
Center, Series 1998C
:
2,025 (f) 5.125%, 7/01/25 - NPFG Insured, (ETM) 4/24 at 100.00 2,078,899
9,570 (f) 5.250%, 7/01/28 - NPFG Insured, (ETM) 4/24 at 100.00 9,867,858
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,000 4.000%, 4/01/36 4/27 at 100.00 1,941,136
310 5.000%, 4/01/36 4/27 at 100.00 316,681
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A
:
2,955 5.000%, 1/01/36 1/27 at 100.00 3,066,161
5,000 5.000%, 1/01/42 1/27 at 100.00 5,106,608
160 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 138,979
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
2,930 5.000%, 7/01/38 - AGM Insured 1/34 at 100.00 3,333,496
2,500 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 2,822,255
275 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 307,713
2,990 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 3,324,169
4,000 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 4,424,106
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023
:
1,320 5.000%, 5/01/42 5/33 at 100.00 1,433,084
2,000 5.000%, 5/01/43 5/33 at 100.00 2,158,640
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 516,366
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A
:
3,965 5.000%, 7/01/40 7/26 at 100.00 4,019,636
5,240 5.000%, 7/01/46 7/26 at 100.00 5,274,478
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 392,346
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
10,805 5.000%, 7/01/28 No Opt. Call 11,589,812
11,625 5.000%, 7/01/33 No Opt. Call 13,242,358
725 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
4/24 at 100.00 726,078
Nashville Metropolitan Development and Housing Agency, Tennessee, Tax
increment Bonds, Fifth & Broadway Development Project, Series 2018
:
555 4.500%, 6/01/28, 144A No Opt. Call 556,435
570 5.125%, 6/01/36, 144A 6/28 at 100.00 581,365

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 1,100 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village  at
Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 $ 1,032,639
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,126,718
5,090 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/27
No Opt. Call 5,186,744
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41
6/24 at 100.00 500,852
Total Tennessee 103,283,234
Texas - 6.2%
4,510 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 4,676,224
3,600 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 3,777,154
2,525 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
4/24 at 100.00 2,526,885
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
4/24 at 100.00 1,252,155
5,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34
12/24 at 100.00 5,501,857
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 9,694,471
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
1,000 5.000%, 11/01/27, (AMT) No Opt. Call 1,054,967
3,635 5.000%, 11/01/28, (AMT) No Opt. Call 3,887,372
11,725 5.000%, 11/01/29, (AMT) No Opt. Call 12,745,768
15,870 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2024, 5.000%,
2/15/49
2/33 at 100.00 17,348,276
2,645 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 2,939,757
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Increment Reinvestment Zone 1, Subordinate Lien Series
2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 2,954,760
2,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
4/24 at 100.00 2,000,237
Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023
:
795 5.250%, 8/01/33, (AMT) 2/33 at 100.00 876,577
1,185 5.000%, 8/01/35, (AMT) 2/33 at 100.00 1,276,781
1,000 5.250%, 8/01/37, (AMT) 2/33 at 100.00 1,085,867
795 5.250%, 8/01/38, (AMT) 2/33 at 100.00 856,033
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
4/24 at 100.00 8,332,662
4,750 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 4,816,164
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,750 0.000%, 11/15/36 - NPFG Insured 11/24 at 49.42 $ 1,320,555
6,300 0.000%, 11/15/37 - NPFG Insured 11/24 at 46.55 2,847,061
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
6,045 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 6,781,396
6,450 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 7,314,292
6,120 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 6,930,836
2,675 5.000%, 7/01/35 - AGM Insured, (AMT) 7/33 at 100.00 3,017,720
2,500 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 2,788,087
5,000 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 5,541,931
5,000 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 5,516,329
2,500 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 2,746,706
3,475 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 3,800,453
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014
:
2,560 5.000%, 9/01/32 9/24 at 100.00 2,568,411
335 5.000%, 9/01/34 9/24 at 100.00 335,936
Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015
:
1,360 5.000%, 8/15/30 8/25 at 100.00 1,379,532
1,280 5.000%, 8/15/35 8/25 at 100.00 1,296,722
Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023
:
10,000 (g) 4.250%, 2/15/53, (UB) 2/33 at 100.00 9,912,094
3,190 5.500%, 2/15/58 - AGM Insured 2/33 at 100.00 3,549,903
4,025 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
4/24 at 100.00 4,025,578
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2018, 5.000%, 5/15/48
5/28 at 100.00 1,864,399
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
665 5.000%, 11/01/46 4/24 at 103.00 538,957
805 5.000%, 11/01/51 4/24 at 103.00 634,715
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 424,687
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 661,187
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 9,594,720
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
8,410 5.250%, 1/01/42 1/28 at 103.00 7,115,519
2,915 5.500%, 1/01/57 1/28 at 103.00 2,400,234
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 6,558,988

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 10,000 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 $ 9,275,000
10,880 (f) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 13,627,720
Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A
:
655 5.000%, 2/01/29 4/24 at 100.00 645,526
1,805 5.000%, 2/01/34 4/24 at 100.00 1,766,315
385 5.125%, 2/01/39 4/24 at 100.00 371,512
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 668,395
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 3,073,815
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
1,750 5.375%, 6/30/37, (AMT) 6/28 at 103.00 1,894,526
1,360 5.375%, 6/30/39, (AMT) 6/28 at 103.00 1,462,285
1,000 5.500%, 6/30/40, (AMT) 6/28 at 103.00 1,076,767
580 5.500%, 6/30/43, (AMT) 6/28 at 103.00 622,165
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016
:
10,115 5.000%, 12/31/40, (AMT) 12/25 at 100.00 10,163,714
1,000 5.000%, 12/31/50, (AMT) 12/25 at 100.00 992,132
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
1,680 4.000%, 12/31/37 12/30 at 100.00 1,716,194
1,750 4.000%, 6/30/38 12/30 at 100.00 1,783,845
2,845 4.000%, 12/31/38 12/30 at 100.00 2,894,929
1,300 4.000%, 6/30/39 12/30 at 100.00 1,318,987
1,500 4.000%, 12/31/39 12/30 at 100.00 1,521,908
3,690 4.000%, 6/30/40 12/30 at 100.00 3,725,661
5,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 5,064,009
15,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 15,051,770
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 1,049,825
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 1,156,887
Total Texas 269,994,802
Utah - 1.1%
3,500 Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2, 4.000%, 6/01/41
9/26 at 103.00 2,894,294
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 1,891,153

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 19,115 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 $ 19,565,262
13,165 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 13,772,029
1,700 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/41, (AMT)
7/33 at 100.00 1,875,552
Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C
:
1,750 (g) 4.450%, 1/01/44, (UB) 1/33 at 100.00 1,746,539
3,470 (g) 4.650%, 1/01/49, (UB) 1/33 at 100.00 3,471,037
660 (g) 4.700%, 1/01/54, (UB) 1/33 at 100.00 653,972
Total Utah 45,869,838
Virginia - 1.6%
6,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 6,520,433
4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
4/24 at 100.00 3,799,121
5,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2022A, 5.000%,
2/01/40
2/32 at 100.00 5,592,909
Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A
:
10,000 (g) 4.450%, 9/01/44, (UB) 9/33 at 100.00 10,011,577
4,325 (g) 4.600%, 9/01/49, (UB) 9/33 at 100.00 4,345,528
8,500 (g) 4.650%, 9/01/54, (UB) 9/33 at 100.00 8,559,482
2,070 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.000%, 7/01/42
7/33 at 100.00 2,335,347
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 1,791,201
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,180 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,205,851
13,250 5.000%, 12/31/52, (AMT) 6/27 at 100.00 13,351,512
Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A
:
4,060 4.000%, 1/01/40 7/27 at 103.00 3,838,972
5,695 4.000%, 1/01/45 7/27 at 103.00 5,183,409
Total Virginia 67,535,342
Washington - 2.1%
5,500 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 5,514,743
35 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 38,413
5,590 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 5,781,980
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019
:
10,000 5.000%, 4/01/37, (AMT) 4/29 at 100.00 10,538,996
6,995 5.000%, 4/01/38, (AMT) 4/29 at 100.00 7,353,283

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016
:
$ 4,000 5.000%, 12/01/32 12/26 at 100.00 $ 4,070,363
1,120 5.000%, 12/01/37 12/26 at 100.00 1,126,097
3,630 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,492,500
1,600 (f) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/28, (Pre-refunded 5/15/24)
5/24 at 100.00 1,601,525
2,960 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 2,908,699
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 5,999,500
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
3,090 5.000%, 8/15/33 8/27 at 100.00 3,179,790
5,955 5.000%, 8/15/34 8/27 at 100.00 6,120,189
2,695 5.000%, 8/15/35 8/27 at 100.00 2,763,227
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 1,001,606
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 1,670,026
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 3,080,217
2,280 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
4/24 at 100.00 2,048,918
14,174 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 12,782,638
4,540 Washington State, General Obligation Bonds, Various Purpose Series
2022A, 5.000%, 8/01/44
8/31 at 100.00 4,964,308
6,635 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/43
8/32 at 100.00 7,343,787
Total Washington 93,380,805
West Virginia - 0.5%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 15,228,470
1,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/31
9/29 at 100.00 1,587,714
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
1,800 5.000%, 6/01/38 6/33 at 100.00 1,998,126
1,000 5.000%, 6/01/39 6/33 at 100.00 1,104,958
1,715 5.000%, 6/01/41 6/33 at 100.00 1,868,601
Total West Virginia 21,787,869
Wisconsin - 3.2%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 1,223,705
815 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/40, 144A
6/30 at 100.00 815,370

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 200 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 $ 171,654
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 1,699,281
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
11 (c) 0.000%, 1/01/47, 144A No Opt. Call 277
10 (c) 0.000%, 1/01/48, 144A No Opt. Call 229
9 (c) 0.000%, 1/01/49, 144A No Opt. Call 213
9 (c) 0.000%, 1/01/50, 144A No Opt. Call 191
9 (c) 0.000%, 1/01/51, 144A No Opt. Call 179
12 (c) 0.000%, 1/01/52, 144A No Opt. Call 216
11 (c) 0.000%, 1/01/53, 144A No Opt. Call 202
11 (c) 0.000%, 1/01/54, 144A No Opt. Call 184
11 (c) 0.000%, 1/01/55, 144A No Opt. Call 171
11 (c) 0.000%, 1/01/56, 144A No Opt. Call 159
579 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 439,711
12 (c) 0.000%, 1/01/57, 144A No Opt. Call 166
11 (c) 0.000%, 1/01/58, 144A No Opt. Call 153
11 (c) 0.000%, 1/01/59, 144A No Opt. Call 142
11 (c) 0.000%, 1/01/60, 144A No Opt. Call 131
11 (c) 0.000%, 1/01/61, 144A No Opt. Call 122
11 (c) 0.000%, 1/01/62, 144A No Opt. Call 112
10 (c) 0.000%, 1/01/63, 144A No Opt. Call 104
10 (c) 0.000%, 1/01/64, 144A No Opt. Call 97
10 (c) 0.000%, 1/01/65, 144A No Opt. Call 90
11 (c) 0.000%, 1/01/66, 144A No Opt. Call 90
128 (c) 0.000%, 1/01/67, 144A No Opt. Call 979
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
27 (c) 0.000%, 1/01/46, 144A No Opt. Call 734
27 (c) 0.000%, 1/01/47, 144A No Opt. Call 671
26 (c) 0.000%, 1/01/48, 144A No Opt. Call 632
26 (c) 0.000%, 1/01/49, 144A No Opt. Call 592
26 (c) 0.000%, 1/01/50, 144A No Opt. Call 542
28 (c) 0.000%, 1/01/51, 144A No Opt. Call 563
727 (c) 3.750%, 7/01/51, 144A 3/28 at 100.00 516,299
28 (c) 0.000%, 1/01/52, 144A No Opt. Call 521
28 (c) 0.000%, 1/01/53, 144A No Opt. Call 487
27 (c) 0.000%, 1/01/54, 144A No Opt. Call 456
27 (c) 0.000%, 1/01/55, 144A No Opt. Call 426
27 (c) 0.000%, 1/01/56, 144A No Opt. Call 399
27 (c) 0.000%, 1/01/57, 144A No Opt. Call 374
26 (c) 0.000%, 1/01/58, 144A No Opt. Call 349
26 (c) 0.000%, 1/01/59, 144A No Opt. Call 330
26 (c) 0.000%, 1/01/60, 144A No Opt. Call 308
25 (c) 0.000%, 1/01/61, 144A No Opt. Call 286
25 (c) 0.000%, 1/01/62, 144A No Opt. Call 269
25 (c) 0.000%, 1/01/63, 144A No Opt. Call 252
25 (c) 0.000%, 1/01/64, 144A No Opt. Call 238
24 (c) 0.000%, 1/01/65, 144A No Opt. Call 222
24 (c) 0.000%, 1/01/66, 144A No Opt. Call 203
314 (c) 0.000%, 1/01/67, 144A No Opt. Call 2,395
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
4/24 at 100.00 1,650,976

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 $ 3,484,180
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 13,534,970
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 5,065,302
2,735 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 1,641,000
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 2,268,900
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 2,306,724
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 612,000
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 1,829,250
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 450,000
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 4,150,130
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A
:
10,050 5.000%, 6/15/38, 144A 6/26 at 100.00 10,070,079
3,360 5.000%, 6/15/48, 144A 6/26 at 100.00 3,248,547
7,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 6,912,914
Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A
:
3,525 5.000%, 6/01/41, 144A 6/29 at 103.00 3,437,851
1,465 8.000%, 6/15/42, 144A 6/29 at 103.00 1,434,346
33,500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 5,632,784
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
4/24 at 100.00 18,011,858
7,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 7,307,509
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
1,880 5.250%, 10/01/39 4/24 at 101.00 1,747,970
1,000 5.375%, 10/01/44 4/24 at 101.00 910,391
3,500 5.500%, 10/01/49 4/24 at 101.00 3,167,442
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 5,839,416
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 4,919,785

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 435 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 $ 435,923
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A
:
2,980 5.000%, 7/01/34 7/24 at 100.00 2,982,982
2,100 4.350%, 7/01/36 4/24 at 100.00 2,100,279
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
5,000 5.000%, 12/01/34 4/24 at 101.00 4,843,028
4,435 5.000%, 12/01/44 4/24 at 101.00 3,894,285
4,225 5.250%, 12/01/49 4/24 at 101.00 3,746,894
5,189 Wisconsin Housing and Economic Development Authority, Homeowners
Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities
Program, Pass Through Series 2017A, 2.690%, 7/01/47
10/26 at 100.00 4,587,327
Total Wisconsin 137,106,518
Total Municipal Bonds
(cost $4,197,208,355) 4,260,473,541
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2 .0 % X 87,556,875
$ 28,000 United States Treasury Note/Bond 4.750% 11/15/53 $ 29,890,000
28,000 United States Treasury Note/Bond 4.750% 11/15/43 29,045,625
28,000 United States Treasury Note/Bond 4.500% 11/15/33 28,621,250
Total U.S. Government and Agency Obligations
(cost $88,319,363) 87,556,875
Shares Description (a) Value
X –
COMMON STOCKS - 1 .1 % X 46,418,523
Utilities - 1.1%
8,110 (h),(i) Talen Energy Supply LLC $ 713,680
20,588 (d),(i),(j) Vistra Vision 45,704,843
Total Utilities 46,418,523
Total Common Stocks
(cost $14,517,128) 46,418,523
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% X 4,166,699
$ 4,467 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 $ 4,166,699
Total Asset-Backed and Mortgage-Backed Securities
(cost $4,112,752) 4,166,699

Principal
Amount (000) Description (a) Coupon (k)
Reference
Rate (k) Spread (k) Maturity (l) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (k) X 41,241
Capital Goods - 0.0%
$ 321 (c),(d) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 41,241
Total Capital Goods 41,241
Total Variable Rate Senior Loan Interests
(cost $321,690) 41,241
Total Long-Term Investments
(cost $4,304,479,288) 4,398,656,879
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 2.3%
X –
MUNICIPAL BONDS - 2 .3 % X 99,835,000
National - 1.6%
$ 38,400 (m) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 4.000%, 10/09/24,
(AMT), (Mandatory Put 2/29/2024), 144A
No Opt. Call $ 38,400,000
31,435 (m) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 3.100%, 10/09/24,
(AMT), (Mandatory Put 4/3/2024), 144A
No Opt. Call 31,435,000
Total National 69,835,000
Texas - 0.7%
30,000 (m) Gulf Coast Industrial Development Authority, Texas, Revenue Bonds,
ExxonMobil Project, Series 2012, 3.850%, 11/01/41
1/24 at 100.00 30,000,000
Total Texas 30,000,000
Total Municipal Bonds
(cost $99,835,000) 99,835,000
Total Short-Term Investments
(cost $99,835,000) 99,835,000
Total Investments (cost $ 4,404,314,288 ) - 103 .4% 4,498,491,879
Borrowings - (1.9)% (n) (80,742,931)
Floating Rate Obligations - (2.9)% (123,995,000)
Other Assets & Liabilities, Net -   1.4% 56,393,129
Net Assets - 100% $ 4,350,147,077
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(n) Borrowings as a percentage of Total Investments is 1.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments March 31, 2024
2,0
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.7%
X –
MUNICIPAL BONDS - 95 .2 % X 7,057,148,856
Alabama - 1.8%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 $ 7,908,233
5,080 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 5,112,861
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 2,976,253
3,615 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 3,629,017
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 6,746,774
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 3,188,020
4,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 4,382,148
8,285 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 8,378,109
5,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-2, 5.250%, 12/01/53, (Mandatory Put 12/01/30)
9/30 at 100.32 5,399,255
Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020
:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,079,455
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call 1,070,480
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call 1,104,078
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 5,521,452
7,420 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 7,149,382
245 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 235,014
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
2,235 5.000%, 3/01/25 No Opt. Call 2,177,462
1,725 5.000%, 3/01/26 No Opt. Call 1,645,035
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 8,032,310
12,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 12,838,219
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 9,942,212
1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,943,425

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alabama (continued)
$ 15,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 $ 15,550,200
345 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call 342,237
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
5,909 4.500%, 5/01/32, 144A 5/29 at 100.00 5,942,445
4,250 5.250%, 5/01/44, 144A 5/29 at 100.00 4,291,275
10,000 West Jefferson, Alabama, Industrial Development Board Pollution Control
Revenue Bonds, Alabama Power Company, Refunding Series 1998,
3.650%, 6/01/28
No Opt. Call 9,883,764
Total Alabama 136,469,115
Alaska - 0.1%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 1,477,949
2,500 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2024A-II, 4.500%, 6/01/44
6/33 at 100.00 2,503,065
Total Alaska 3,981,014
Arizona - 1.2%
980 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2020C.
Forward Delivery, 5.000%, 8/01/26
No Opt. Call 1,024,844
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,705 (c) 5.000%, 10/01/26, (ETM) No Opt. Call 5,987,305
16,880 (c) 5.000%, 10/01/27, (ETM) No Opt. Call 18,122,368
1,330 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,337,547
1,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 1,001,094
22,745 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 23,443,822
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call 785,811
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 787,891
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 1,964,161
450 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 5.000%, 9/01/27
No Opt. Call 473,648
5,055 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/24)
No Opt. Call 5,083,376
2,915 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.020%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
4/24 at 100.00 2,911,429

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,570 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 $ 2,289,747
Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan
Economic Educational Development Fund, Refunding Series 2020B
:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call 3,754,742
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call 4,462,509
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call 4,286,834
Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D
:
625 5.000%, 7/01/36 7/32 at 100.00 719,073
675 5.000%, 7/01/37 7/32 at 100.00 766,752
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A
:
5,000 4.000%, 12/01/33 6/25 at 100.00 5,031,492
5,000 5.000%, 12/01/36 6/25 at 100.00 5,080,876
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,235 5.000%, 12/01/32 No Opt. Call 1,318,848
1,120 5.000%, 12/01/37 No Opt. Call 1,220,018
720 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1. TEMPS
-85, 1.500%, 12/01/27
4/24 at 100.00 679,902
Total Arizona 92,534,089
Arkansas - 0.8%
3,140 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 3,209,645
1,165 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 1,210,258
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 14,225,656
1,785 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 1,787,864
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 12,008,196
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
4/24 at 100.00 1,000,717
Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
:
2,305 2.000%, 6/01/29 12/26 at 100.00 2,093,411
2,500 2.000%, 6/01/30 12/26 at 100.00 2,226,307
2,905 2.000%, 6/01/31 12/26 at 100.00 2,523,138
2,280 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 2,281,502
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds,
Series 2014
:
1,610 5.000%, 7/01/26 7/24 at 100.00 1,614,742
1,500 5.000%, 7/01/28 7/24 at 100.00 1,504,232

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas (continued)
$ 1,935 5.000%, 7/01/29 7/24 at 100.00 $ 1,940,459
1,005 5.000%, 7/01/30 7/24 at 100.00 1,007,835
4,595 5.000%, 7/01/34 7/24 at 100.00 4,608,077
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014
:
2,175 5.000%, 12/01/25 12/24 at 100.00 2,194,400
1,820 5.000%, 12/01/27 12/24 at 100.00 1,834,042
University of Arkansas, Fayetteville, Various Facilities Revenue Bonds,
Refunding & Improvement Series 2019A
:
1,245 5.000%, 11/01/34 5/29 at 100.00 1,366,858
1,260 5.000%, 11/01/35 5/29 at 100.00 1,379,262
Total Arkansas 60,016,601
California - 4.0%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 5,271,733
5,240 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 5,780,323
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
1,430 5.000%, 6/01/30 No Opt. Call 1,582,509
1,310 5.000%, 6/01/32 6/30 at 100.00 1,446,917
635 5.000%, 6/01/33 6/30 at 100.00 700,665
350 4.000%, 6/01/34 6/30 at 100.00 365,838
2,190 4.000%, 6/01/36 6/30 at 100.00 2,267,369
3,000 4.000%, 6/01/38 6/30 at 100.00 3,067,325
1,580 4.000%, 6/01/40 6/30 at 100.00 1,600,203
California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A
:
1,205 5.000%, 8/15/35 8/27 at 100.00 1,249,695
1,345 5.000%, 8/15/36 8/27 at 100.00 1,388,284
970 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 983,069
17,420 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call 16,994,199
2,863 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 2,641,476
5,810 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
4/24 at 100.00 5,795,683
4,135 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Academy of Sciences, San Francisco, Series 2024A,
3.250%, 8/01/29
8/28 at 100.00 4,151,441
6,200 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%, 10/01/47,
(Mandatory Put 10/01/26)
4/26 at 101.17 6,132,866
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 5,651,918
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 4,010,223
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 5,012,156

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT)
:
$ 2,590 5.000%, 7/01/34, (AMT), 144A 7/33 at 100.00 $ 2,868,620
2,500 5.000%, 7/01/35, (AMT), 144A 7/33 at 100.00 2,748,308
2,500 5.000%, 7/01/36, (AMT), 144A 7/33 at 100.00 2,731,935
6,055 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,031,807
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 24,440,214
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 12,228,305
5,425 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,483,855
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 1,531,744
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 2,756,576
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 4,272,982
6,180 5.000%, 12/01/41, 144A 6/26 at 100.00 6,245,480
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
885 5.000%, 12/01/28, 144A 6/28 at 100.00 919,791
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 2,631,957
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 3,923,329
915 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 918,105
450 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 500,573
6 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 6,105
270 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call 300,344
2,585 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call 2,875,516
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1,
3.000%, 6/01/48, 144A
6/31 at 100.00 4,228,005
6,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.000%, 7/01/43, 144A
7/32 at 100.00 5,192,677
4,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1, 2.650%,
12/01/46, 144A
12/31 at 100.00 3,352,360
5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 3,495,228

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
El Dorado Union High School District, El Dorado County, California,
General Obligation Bonds, Series 2020
:
$ 1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 $ 1,538,611
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 2,367,319
7,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 874,883
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,325,269
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call 1,202,648
Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C
:
1,000 5.000%, 9/01/30 9/24 at 100.00 1,006,836
1,015 5.000%, 9/01/32 9/24 at 100.00 1,021,858
465 5.000%, 9/01/34 9/24 at 100.00 467,893
930 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 - AGM
Insured
4/24 at 100.00 930,299
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27
No Opt. Call 1,825,395
7,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/26, (AMT)
No Opt. Call 7,636,720
Los Angeles, California, Special Tax Bonds, Community Facilities District 4,
Playa Vista Phase I, Series 2014
:
1,060 5.000%, 9/01/24 No Opt. Call 1,064,911
1,240 5.000%, 9/01/25 9/24 at 100.00 1,247,780
1,010 5.000%, 9/01/26 9/24 at 100.00 1,016,540
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM Insured
9/25 at 100.00 412,335
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 6,110,378
10,635 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call 11,371,711
8,465 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call 9,051,390
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 9,248,090
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/34
No Opt. Call 3,870,739
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 - AGM
Insured
10/24 at 100.00 2,374,262
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B
:
2,115 0.000%, 10/01/34 No Opt. Call 1,466,368
2,000 0.000%, 10/01/36 No Opt. Call 1,259,182

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A, 5.000%,
5/01/27, (AMT)
No Opt. Call $ 5,217,551
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
5,075 (c) 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 5,138,521
21,270 (c) 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 21,536,226
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A
:
845 6.250%, 7/01/24 No Opt. Call 849,988
505 (c) 6.250%, 7/01/24, (ETM) No Opt. Call 508,019
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 3,228,208
Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A
:
1,540 5.000%, 7/01/24 No Opt. Call 1,541,210
1,415 5.000%, 7/01/25 No Opt. Call 1,426,505
1,450 3.250%, 7/01/27 7/25 at 100.00 1,394,251
1,435 3.500%, 7/01/28 7/25 at 100.00 1,406,183
1,355 3.750%, 7/01/29 7/25 at 100.00 1,340,180
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call 2,591,794
Total California 293,647,761
Colorado - 2.6%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 2,641,629
Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
:
3,015 5.500%, 12/01/32 12/28 at 100.00 3,385,972
1,250 5.500%, 12/01/33 12/28 at 100.00 1,403,341
8,575 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
4/24 at 102.00 8,578,315
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 1,062,050
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 8,612,136
980 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 3.750%,
7/01/26, 144A
No Opt. Call 962,402
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Regis University Project, Refunding Series 2016
:
1,910 5.000%, 10/01/25 No Opt. Call 1,902,394
1,235 5.000%, 10/01/30 10/25 at 100.00 1,229,588
1,715 3.125%, 10/01/31 10/25 at 100.00 1,494,428
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37
11/29 at 100.00 5,432,787
3,235 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/25)
No Opt. Call 3,303,113
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
4,010 5.000%, 8/01/25 No Opt. Call 4,100,676
4,700 5.000%, 8/01/36 8/29 at 100.00 5,067,614

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 12,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 $ 12,453,328
33,615 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 34,453,489
10,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/34
No Opt. Call 11,794,156
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 1,846,949
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 11,731,385
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/36
1/30 at 100.00 1,027,429
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 1,899,335
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 4,393,288
5,000 Colorado State Education Loan Program, Tax and Revenue Anticipation
Notes, Series 2023B, 4.500%, 6/28/24
No Opt. Call 5,010,343
1,025 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
4/24 at 100.00 1,009,872
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,705 5.750%, 11/15/34, (AMT) 11/32 at 100.00 2,026,128
830 5.750%, 11/15/35, (AMT) 11/32 at 100.00 982,422
5,140 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/35, (AMT)
12/28 at 100.00 5,460,000
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B
:
1,290 5.000%, 11/15/26, (AMT) No Opt. Call 1,338,081
3,590 5.000%, 11/15/27, (AMT) No Opt. Call 3,789,938
8,645 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
4/24 at 100.00 8,645,034
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,500 5.000%, 12/01/31 12/26 at 100.00 1,541,811
500 5.000%, 12/01/32 12/26 at 100.00 513,739
645 5.000%, 12/01/33 12/26 at 100.00 662,265
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A
:
1,795 5.250%, 12/01/39, 144A 4/24 at 103.00 1,817,615
345 5.250%, 12/01/39, 144A 4/24 at 103.00 349,346
5,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 5,926,768
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35,
144A
3/26 at 103.00 917,137
3,945 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 0.000%, 12/01/42
12/27 at 81.99 2,357,082

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 305 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 $ 278,977
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 646,688
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
600 5.000%, 1/15/28 No Opt. Call 633,754
550 5.000%, 7/15/28 No Opt. Call 585,819
750 5.000%, 1/15/29 No Opt. Call 805,458
500 5.000%, 7/15/29 No Opt. Call 541,419
555 5.000%, 1/15/30 No Opt. Call 605,962
445 5.000%, 7/15/30 No Opt. Call 489,419
1,035 5.000%, 1/15/31 No Opt. Call 1,145,049
3,400 4.000%, 7/15/40 No Opt. Call 3,373,587
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
2,100 4.500%, 12/01/32 3/27 at 103.00 1,965,119
9,095 5.000%, 12/01/42 3/27 at 103.00 8,491,462
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 940,058
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 635,813
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,024,312
Total Colorado 193,286,281
Connecticut - 1.6%
4,515 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 4,507,313
640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 645,643
1,965 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 1,975,935
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,785 5.000%, 7/01/33 7/29 at 100.00 1,852,728
4,730 4.000%, 7/01/34 7/29 at 100.00 4,665,815
10,000 4.000%, 7/01/35 7/29 at 100.00 9,834,986
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1
:
700 4.000%, 7/01/26 No Opt. Call 703,290
925 4.000%, 7/01/27 No Opt. Call 936,007
775 4.000%, 7/01/28 No Opt. Call 788,668
600 4.000%, 7/01/29 No Opt. Call 613,603
14,360 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 2.800%, 7/01/48, (Mandatory Put 2/10/26)
No Opt. Call 14,109,804
10,410 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put 7/01/26)
No Opt. Call 10,032,001

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 7,755 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
4/24 at 100.00 $ 7,696,798
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 1,130,228
2,020 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,864,659
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 1,290,633
5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 4,747,604
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1
:
5,195 2.450%, 5/15/38 5/29 at 100.00 4,336,159
4,215 3.500%, 11/15/45 5/29 at 100.00 4,126,523
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 3,776,020
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 2,162,612
10,265 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 7,406,942
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 7,965,661
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 16,824,281
Connecticut State, General Obligation Bonds, Refunding Series 2023B
:
1,335 5.000%, 8/01/25 No Opt. Call 1,366,065
2,000 5.000%, 8/01/26 No Opt. Call 2,088,759
Total Connecticut 117,448,737
Delaware - 0.3%
18,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 17,339,953
1,950 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A, 4.450%, 7/01/44
1/33 at 100.00 1,954,557
Total Delaware 19,294,510
District of Columbia - 1.6%
3,645 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
4/24 at 100.00 3,645,154
143,565 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
4/24 at 25.62 34,843,412
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A
:
1,250 5.000%, 10/01/33 10/28 at 100.00 1,355,644
2,770 5.000%, 10/01/34 10/28 at 100.00 3,002,206
1,625 5.000%, 10/01/36 10/28 at 100.00 1,746,879
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A
:
11,500 5.000%, 10/01/28, (AMT) 10/24 at 100.00 11,551,629
2,595 5.000%, 10/01/31, (AMT) 10/24 at 100.00 2,607,963
1,910 5.000%, 10/01/32, (AMT) 10/24 at 100.00 1,919,484

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 15,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 $ 15,072,088
4,915 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 4,987,497
5,575 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call 5,779,989
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/31, (AMT)
10/29 at 100.00 5,404,571
8,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,763,284
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A
:
2,460 5.000%, 10/01/33, (AMT) 10/32 at 100.00 2,769,992
5,000 5.000%, 10/01/34, (AMT) 10/32 at 100.00 5,620,012
2,440 5.000%, 10/01/35, (AMT) 10/32 at 100.00 2,730,722
2,835 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 5.000%, 7/15/27
No Opt. Call 3,024,601
Total District of Columbia 114,825,127
Florida - 4.8%
11,195 Broward County School Board, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/26
No Opt. Call 11,653,337
Broward County, Florida, Airport System Revenue Bonds, Series 2015A
:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 10,156,489
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 15,358,243
5,500 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/34, (AMT)
10/29 at 100.00 5,933,963
3,315 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call 3,146,712
Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017
:
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call 1,396,492
1,405 2.750%, 9/01/25 - AGM Insured No Opt. Call 1,378,212
900 2.750%, 9/01/26 - AGM Insured No Opt. Call 887,164
545 3.000%, 9/01/27 - AGM Insured No Opt. Call 541,370
Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series
2015
:
9,685 5.000%, 10/01/32 10/25 at 100.00 9,849,974
7,325 5.000%, 10/01/33 10/25 at 100.00 7,449,774
4,195 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A
7/26 at 100.00 4,118,207
320 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27, 144A
6/26 at 100.00 321,566
1,155 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,186,482
30,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 31,312,995
17,615 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 17,619,127

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
$ 44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 $ 44,475,272
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 30,666,005
14,850 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 14,767,343
23,220 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 23,215,126
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Nova Southeastern University Project, Refunding Series 2016
:
1,355 5.000%, 4/01/32 4/26 at 100.00 1,397,073
1,885 5.000%, 4/01/33 4/26 at 100.00 1,943,374
6,015 5.000%, 4/01/34 4/26 at 100.00 6,196,581
4,290 5.000%, 4/01/35 4/26 at 100.00 4,417,723
715 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 694,219
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 1,916,344
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 3,873,708
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 5,497,100
1,495 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 1,550,868
9,715 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C, 4.000%, 6/01/32
6/24 at 100.00 9,716,844
10,180 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,221,134
5,355 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 5,379,041
3,375 Hillsborough County, Florida, Solid Waste and Resource Recovery
Revenue Bonds, Refunding Series 2016A, 4.000%, 9/01/34
No Opt. Call 3,384,699
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call 5,429,877
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 6,090,351
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 5,180,148
Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B
:
2,830 5.000%, 7/01/24 No Opt. Call 2,834,890
2,175 5.000%, 7/01/27 7/24 at 100.00 2,179,461
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A
:
5,000 5.000%, 10/01/32, (AMT) 10/24 at 100.00 5,022,377
11,000 5.000%, 10/01/35, (AMT) 10/24 at 100.00 11,044,154
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project, Series
2023A, 4.000%, 8/01/36
8/30 at 103.00 7,474,816

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
$ 4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 $ 4,217,628
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 2,112,168
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 1,026,069
2,525 (c) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 2,545,252
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call 3,778,961
585 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 490,311
Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A
:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 288,901
425 4.000%, 6/15/41, 144A 6/31 at 100.00 360,546
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 4,990,655
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 1,132,344
Total Florida 357,821,470
Georgia - 2.3%
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
6,000 5.000%, 7/01/33, (AMT) No Opt. Call 6,814,232
7,000 5.000%, 7/01/34, (AMT) 7/33 at 100.00 7,939,353
7,000 5.000%, 7/01/35, (AMT) 7/33 at 100.00 7,908,709
1,000 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company Vogtle Plant, First Series 2013, 3.375%,
11/01/53, (Mandatory Put 3/12/27)
No Opt. Call 994,689
1,625 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2013A,
1.500%, 1/01/40, (Mandatory Put 2/03/25)
No Opt. Call 1,568,424
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28, 144A
4/24 at 100.00 3,287,193
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
1,315 3.600%, 12/01/33 6/27 at 100.00 1,301,164
1,235 3.850%, 12/01/38 6/27 at 100.00 1,212,361
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019A
:
2,940 3.050%, 12/01/34 6/28 at 100.00 2,782,141
4,000 3.350%, 12/01/39 6/28 at 100.00 3,637,660
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 7,160,547
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 3,220,836
960 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 965,926

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 $ 5,663,353
Georgia State, General Obligation Bonds, Series 2015A
:
5,000 4.000%, 2/01/32 2/25 at 100.00 5,023,456
5,000 4.000%, 2/01/33 2/25 at 100.00 5,023,257
Gwinnett County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022B
:
10,000 5.000%, 8/01/25 No Opt. Call 10,239,275
7,565 5.000%, 8/01/26 No Opt. Call 7,919,874
2,500 Main Street Natural Gas Inc, 5.000%, 12/01/54, (Mandatory Put 3/01/32) 12/31 at 100.24 2,685,414
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 26,641,079
3,665 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 3,695,234
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,591,110
12,160 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 12,743,106
19,400 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 18,882,202
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 5,296,962
4,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 4,275,225
Total Georgia 167,472,782
Guam - 0.2%
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A
:
400 5.000%, 7/01/26 No Opt. Call 414,437
450 5.000%, 7/01/27 No Opt. Call 475,101
800 5.000%, 7/01/28 No Opt. Call 858,107
1,250 5.000%, 7/01/30 No Opt. Call 1,380,770
1,095 5.000%, 7/01/35 7/34 at 100.00 1,254,156
1,450 5.000%, 7/01/36 7/34 at 100.00 1,649,043
1,350 5.000%, 7/01/37 7/34 at 100.00 1,520,280
630 5.000%, 7/01/38 7/34 at 100.00 704,820
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024B
:
500 5.000%, 7/01/25, (WI/DD) No Opt. Call 508,939
650 5.000%, 7/01/26, (WI/DD) No Opt. Call 673,459
500 5.000%, 7/01/27, (WI/DD) No Opt. Call 527,890
1,000 5.000%, 7/01/28, (WI/DD) No Opt. Call 1,072,634
1,000 5.000%, 7/01/29, (WI/DD) No Opt. Call 1,088,176
1,100 5.000%, 7/01/30, (WI/DD) No Opt. Call 1,215,078
Total Guam 13,342,890
Hawaii - 0.7%
13,280 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 8,782,703
8,700 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 6,917,519

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii (continued)
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A
:
$ 5,515 5.000%, 7/01/26 7/25 at 100.00 $ 5,619,677
4,510 5.000%, 7/01/27 7/25 at 100.00 4,590,805
7,050 5.000%, 7/01/28 7/25 at 100.00 7,182,927
7,825 5.000%, 7/01/29 7/25 at 100.00 7,976,484
14,630 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 12,678,184
Total Hawaii 53,748,299
Idaho - 0.5%
310 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 307,766
1,455 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 1,374,068
2,540 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 2,755,342
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
4/24 at 100.00 1,100,007
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 1,002,193
950 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 810,366
5,850 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A, 4.450%, 1/01/44
1/33 at 100.00 5,838,431
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 11,902,228
14,190 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 11,102,311
Total Idaho 36,192,712
Illinois - 9.4%
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 4,711,860
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016
:
942 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 923,308
1,028 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 1,003,835
947 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 938,787
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016
:
932 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 913,507
1,395 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 1,362,207
1,423 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 1,410,659
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 31,019,053
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
1,860 5.000%, 4/01/33 4/27 at 100.00 1,922,493
1,000 5.000%, 4/01/42 4/27 at 100.00 1,014,797
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 1,194,941

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 $ 11,921,747
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
:
3,125 5.000%, 12/01/27 No Opt. Call 3,250,473
12,385 5.000%, 12/01/30 12/27 at 100.00 12,770,613
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 2,671,587
2,700 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 2,770,029
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 9,098,233
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
:
1,000 5.000%, 12/01/33 12/28 at 100.00 1,037,836
1,500 5.000%, 12/01/35 12/28 at 100.00 1,550,634
2,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call 2,312,542
2,545 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call 2,278,300
3,930 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B, 5.000%, 12/01/33
12/29 at 100.00 4,129,415
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 21,289,919
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,000 5.000%, 12/01/30 No Opt. Call 3,214,767
11,110 5.500%, 12/01/31 No Opt. Call 12,374,471
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 6,191,756
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A
:
5,720 5.000%, 1/01/33 1/25 at 100.00 5,766,304
4,225 5.000%, 1/01/34 1/25 at 100.00 4,258,941
6,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/37
1/29 at 100.00 6,512,931
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 992,304
3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.250%, 1/01/38
1/32 at 100.00 3,621,318
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 18,718,177
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
4,470 5.000%, 1/01/25 No Opt. Call 4,511,390
2,045 5.000%, 1/01/26 No Opt. Call 2,095,239
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
4,740 5.000%, 1/01/29 - BAM Insured No Opt. Call 5,085,016
7,965 5.000%, 1/01/30 - BAM Insured No Opt. Call 8,664,565
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2024A
:
715 5.000%, 1/01/26 No Opt. Call 730,440
1,100 5.000%, 1/01/27 No Opt. Call 1,140,365

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,250 5.000%, 1/01/28 No Opt. Call $ 1,315,375
1,500 5.000%, 1/01/29 No Opt. Call 1,600,352
3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 3,381,702
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 4,600,806
Effingham and Clay Counties Community Unit School District Number 40,
Effingham,  Illinois, General Obligation Bonds, School Series 2019A
:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 1,035,537
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 1,025,191
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 1,419,732
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 1,472,617
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call 494,143
Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding
Series 2017
:
1,018 3.000%, 3/01/26 - BAM Insured No Opt. Call 1,009,449
1,048 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 1,044,363
5,675 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call 5,746,499
6,215 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call 6,471,674
8,330 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 8,450,408
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39
8/27 at 100.00 6,409,450
2,105 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 2,166,303
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
2,365 3.625%, 2/15/32 2/27 at 100.00 2,357,353
10,000 3.750%, 2/15/34 2/27 at 100.00 10,027,129
30,010 4.000%, 2/15/41 2/27 at 100.00 29,254,702
1,505 (c) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,536,981
70 (c) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 71,488
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
475 (c) 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 477,299
1,205 (c) 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 1,210,831
775 (c) 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 778,750
2,450 (c) 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 2,461,856
3,015 (c) 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 3,024,997
7,055 (c) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 7,089,139
Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series
2019
:
2,505 5.000%, 4/01/31 4/29 at 100.00 2,693,592
1,300 5.000%, 4/01/32 4/29 at 100.00 1,395,531
4,500 5.000%, 4/01/34 4/29 at 100.00 4,821,205
7,610 5.000%, 4/01/36 4/29 at 100.00 8,083,681
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call 5,433,675
Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A
:
2,410 (c) 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 2,509,734

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,170 (c) 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 $ 3,301,186
5,000 (c) 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 5,206,917
Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A
:
1,000 5.000%, 11/15/27 11/25 at 100.00 1,021,676
1,890 5.000%, 11/15/28 11/25 at 100.00 1,932,166
2,000 5.000%, 11/15/29 11/25 at 100.00 2,044,554
2,265 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
4/24 at 100.00 2,244,676
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
2,215 5.000%, 8/15/35 8/25 at 100.00 2,251,928
5,000 5.000%, 8/15/44 8/25 at 100.00 5,039,440
Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C
:
1,545 5.000%, 3/01/32 3/27 at 100.00 1,598,824
2,750 5.000%, 3/01/33 3/27 at 100.00 2,846,876
1,650 5.000%, 3/01/34 3/27 at 100.00 1,709,048
1,815 4.000%, 3/01/35 3/27 at 100.00 1,793,309
3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 3,291,384
3,285 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 3,333,787
4,570 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call 5,032,312
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 15,148,616
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 480,910
Illinois State, General Obligation Bonds, February Series 2014
:
4,985 5.000%, 2/01/25 4/24 at 100.00 4,989,977
4,675 5.000%, 2/01/26 4/24 at 100.00 4,679,845
6,275 5.000%, 2/01/27 4/24 at 100.00 6,281,971
Illinois State, General Obligation Bonds, June Series 2016
:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,035,790
3,040 3.500%, 6/01/29 6/26 at 100.00 3,018,039
2,180 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 2,221,148
Illinois State, General Obligation Bonds, May Series 2014
:
1,500 5.000%, 5/01/27 5/24 at 100.00 1,501,806
1,000 5.000%, 5/01/28 5/24 at 100.00 1,001,207
1,800 5.000%, 5/01/32 5/24 at 100.00 1,801,861
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call 12,721,646
4,885 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,180,661
Illinois State, General Obligation Bonds, November Series 2017D
:
3,155 5.000%, 11/01/25 No Opt. Call 3,232,445
3,995 3.250%, 11/01/26 No Opt. Call 3,932,916
10,020 5.000%, 11/01/26 No Opt. Call 10,452,157
20,450 5.000%, 11/01/27 No Opt. Call 21,743,186
610 5.000%, 11/01/28 11/27 at 100.00 646,876

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 2,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 $ 2,199,106
4,000 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/26
No Opt. Call 4,120,748
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 1,723,486
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A
:
6,915 5.000%, 12/01/31 1/26 at 100.00 7,117,813
7,015 5.000%, 12/01/32 1/26 at 100.00 7,220,896
6,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A, 5.000%, 1/01/36
7/34 at 100.00 7,112,215
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C
:
9,860 5.000%, 1/01/36 1/25 at 100.00 9,981,408
10,000 5.000%, 1/01/39 1/25 at 100.00 10,103,756
7,555 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 7,774,806
Kane County Community Unit School District 304 Geneva, Illinois, General
Obligation Bonds, Series 2007A
:
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call 4,096,383
1,220 (c) 9.000%, 1/01/25, (ETM) No Opt. Call 1,268,053
Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Refunding School Series
2016
:
5,020 5.000%, 2/01/34 2/26 at 100.00 5,110,818
3,465 5.000%, 2/01/35 2/26 at 100.00 3,524,007
LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois,
General Obligation Bonds, School Building Series 2017
:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call 1,148,023
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 1,556,699
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,220,944
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 1,723,135
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 1,801,539
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 1,891,759
LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series
2019
:
1,845 4.000%, 12/01/27 No Opt. Call 1,900,281
1,925 4.000%, 12/01/28 12/27 at 100.00 1,986,152
1,560 4.000%, 12/01/29 12/27 at 100.00 1,611,629
Madison County Community Unit School District 7 Edwardsville, Illinois,
General Obligation Bonds, Series 2017A
:
2,430 5.000%, 12/01/28 12/25 at 100.00 2,476,049
2,500 5.000%, 12/01/29 12/25 at 100.00 2,545,352
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 1,562,603
4,380 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 4,023,606
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call 467,252
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,810 (g) 0.000%, 12/15/37 No Opt. Call $ 1,372,243
9,045 (g) 0.000%, 12/15/42 6/38 at 100.00 6,640,762
6,000 (g) 0.000%, 12/15/47 6/38 at 100.00 4,312,338
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 1,051,379
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
9,580 0.000%, 12/15/29 - NPFG Insured No Opt. Call 7,890,511
3,970 0.000%, 6/15/30 0 at 67.44 3,212,648
15,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 7,621,212
Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018
:
377 3.100%, 3/01/26 - BAM Insured No Opt. Call 374,044
440 3.200%, 3/01/27 - BAM Insured No Opt. Call 432,899
304 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 299,356
519 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 519,677
380 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 368,269
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call 340,076
650 5.000%, 10/01/28 - BAM Insured No Opt. Call 690,852
2,270 Peoria Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series 2011,
0.000%, 12/01/24
No Opt. Call 2,201,528
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
4/24 at 100.00 1,491,499
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
8,985 (c) 5.000%, 6/01/25, (ETM) No Opt. Call 9,132,932
3,040 (c) 5.000%, 6/01/27, (Pre-refunded 6/01/26) 6/26 at 100.00 3,147,367
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 1,292,167
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 1,080,580
2,187 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 2,235,834
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Second Lien Series 2020A
:
2,425 5.000%, 1/01/36 1/30 at 100.00 2,647,599
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 2,627,364
2,935 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project,
Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 2,921,048
Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project, Series
2020
:
965 4.000%, 4/15/34 4/30 at 100.00 997,097
1,250 4.000%, 10/15/35 4/30 at 100.00 1,280,638
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
7,805 5.000%, 3/01/33 3/25 at 100.00 7,881,470
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 14,094,270
11,330 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 11,373,229

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 4,215 Will and Kendall Counties Community Consolidated School District 202
Plainfield, Illinois, General Obligation Bonds, Series 2016C, 5.000%,
1/01/25
No Opt. Call $ 4,255,504
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School Series
2013B, 0.000%, 1/01/30
No Opt. Call 4,543,129
5,000 (c) Will County, Illinois, General Obligation Bonds, Alternate Revenue Source,
Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 5,138,224
Winnebago-Boone Counties School District 205 Rockford, Illinois, General
Obligation Bonds, Series 2013
:
4,070 0.000%, 2/01/25 No Opt. Call 3,926,513
3,855 0.000%, 2/01/26 No Opt. Call 3,584,936
Total Illinois 697,213,155
Indiana - 2.9%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
4/24 at 100.00 6,001,958
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 3,523,580
3,070 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 2,847,496
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 5,779,289
4,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A,
4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 3,944,271
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 2,376,374
6,440 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 6,116,209
12,800 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32)
7/31 at 101.64 14,443,210
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 4,344,371
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A
:
740 5.000%, 10/01/24 No Opt. Call 744,777
1,710 5.000%, 10/01/26 10/24 at 100.00 1,723,168
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 1,024,175
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 8,023,789
1,500 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.500%, 7/01/44
1/33 at 100.00 1,502,140
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D
:
14,375 5.000%, 1/01/27, (AMT) No Opt. Call 14,940,705
4,225 5.000%, 1/01/29, (AMT) No Opt. Call 4,530,611

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2023I-2
:
$ 3,000 5.000%, 1/01/27, (AMT) No Opt. Call $ 3,118,060
3,150 5.000%, 1/01/28, (AMT) No Opt. Call 3,322,677
Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2013A
:
7,910 5.250%, 8/15/28 4/24 at 100.00 7,918,301
10,000 5.250%, 8/15/29 4/24 at 100.00 10,010,494
12,580 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/26
No Opt. Call 13,146,660
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
520 5.000%, 10/01/27 10/24 at 100.00 524,004
730 5.000%, 10/01/28 10/24 at 100.00 735,657
1,035 5.000%, 10/01/29 10/24 at 100.00 1,043,021
1,360 5.000%, 10/01/31 10/24 at 100.00 1,370,473
1,215 5.000%, 10/01/33 10/24 at 100.00 1,224,416
4,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 4,044,049
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 33,971,077
Southwest Allen Multi School Building Corporation, Allen County, Indiana,
First Mortgage Bonds, Series 2020
:
675 4.000%, 7/15/24 No Opt. Call 675,194
575 4.000%, 1/15/25 No Opt. Call 576,726
11,300 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 11,311,543
Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014
:
1,040 5.000%, 2/01/25 8/24 at 100.00 1,045,000
1,025 5.000%, 2/01/26 8/24 at 100.00 1,030,182
1,805 5.000%, 2/01/27 8/24 at 100.00 1,813,825
1,800 5.000%, 2/01/29 8/24 at 100.00 1,808,801
2,700 5.000%, 2/01/31 8/24 at 100.00 2,713,201
33,305 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 34,025,187
Total Indiana 217,294,671
Iowa - 0.6%
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
3,555 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 3,713,779
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 2,055,973
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 1,759,171
8,985 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 8,854,010
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 5,320,875
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 1,728,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2
:
$ 800 5.000%, 6/01/27 No Opt. Call $ 842,426
2,100 5.000%, 6/01/28 No Opt. Call 2,247,718
1,600 5.000%, 6/01/30 No Opt. Call 1,759,371
1,605 5.000%, 6/01/31 No Opt. Call 1,786,892
1,610 5.000%, 6/01/32 6/31 at 100.00 1,791,591
1,000 5.000%, 6/01/33 6/31 at 100.00 1,111,792
6,575 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 6,638,946
8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 8,192,275
Total Iowa 47,803,718
Kansas - 0.3%
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 8,133,035
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
5,000 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 5,630,767
3,280 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 3,518,672
2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 2,376,303
Total Kansas 19,658,777
Kentucky - 1.3%
Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019
:
110 4.000%, 2/01/33 2/30 at 100.00 110,493
500 4.000%, 2/01/34 2/30 at 100.00 501,234
180 4.000%, 2/01/35 2/30 at 100.00 179,722
1,110 4.000%, 2/01/36 2/30 at 100.00 1,100,373
5,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 3,990,048
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 17,730,265
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 1,022,689
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 3,266,054
1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 1,104,380
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,653,191
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A
:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 1,321,830
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 3,286,826
7,800 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 8,417,764

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 6,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 $ 4,875,476
Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016
:
1,005 5.000%, 8/01/25 No Opt. Call 1,010,502
1,060 5.000%, 8/01/26 No Opt. Call 1,073,832
1,110 5.000%, 8/01/27 8/26 at 100.00 1,129,284
1,165 5.000%, 8/01/28 8/26 at 100.00 1,187,719
1,230 5.000%, 8/01/29 8/26 at 100.00 1,254,670
2,935 5.000%, 8/01/37 8/26 at 100.00 2,972,045
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call 13,973,978
5,075 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 5,094,579
5,895 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 5,884,650
1,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 999,982
3,335 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Louisville Gas & Electric Company Project, Series 2023A, 4.700%, 6/01/54,
(AMT), (Mandatory Put 6/01/27)
3/27 at 100.00 3,365,905
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 4,187,179
University of Kentucky, General Receipts Bonds, Series 2018A
:
1,485 3.000%, 10/01/34 4/26 at 100.00 1,424,177
5,040 3.125%, 10/01/37 4/26 at 100.00 4,640,887
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call 1,666,385
Total Kentucky 99,426,119
Louisiana - 1.9%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019
:
14,510 5.000%, 12/01/34 12/29 at 100.00 14,529,992
10,900 5.000%, 12/01/39 12/29 at 100.00 10,574,247
14,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 14,197,526
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 1,834,850
4,080 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.400%, 12/01/44, (WI/DD)
6/33 at 100.00 4,040,148
1,925 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, American Biocarbon
CT LLC Series 2021, 4.000%, 12/01/46, (AMT), (Mandatory Put 6/25/24)
5/24 at 100.00 1,923,365
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 9,241,850

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 17,770 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 $ 17,167,254
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
1,415 5.000%, 5/15/28 5/27 at 100.00 1,475,319
1,065 5.000%, 5/15/29 5/27 at 100.00 1,111,357
1,185 5.000%, 5/15/30 5/27 at 100.00 1,238,674
1,755 5.000%, 5/15/31 5/27 at 100.00 1,834,949
1,120 5.000%, 5/15/32 5/27 at 100.00 1,170,181
2,695 5.000%, 5/15/46 5/27 at 100.00 2,748,610
1,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 800,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016
:
1,095 5.000%, 5/15/30 5/26 at 100.00 1,129,032
25 (c) 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 25,883
3,420 5.000%, 5/15/32 5/26 at 100.00 3,523,635
35 (c) 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 36,237
3,675 5.000%, 5/15/33 5/26 at 100.00 3,785,325
40 (c) 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 41,413
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/31
5/25 at 100.00 1,018,667
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 5,208,135
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
Louis Armstrong New Orleans International Airport, Series 2023B
:
900 5.000%, 1/01/37, (AMT) 1/33 at 100.00 985,232
980 5.000%, 1/01/39, (AMT) 1/33 at 100.00 1,056,012
1,420 5.000%, 1/01/40, (AMT) 1/33 at 100.00 1,521,118
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A
:
5,195 5.000%, 12/01/26 No Opt. Call 5,433,216
6,015 5.000%, 12/01/29 No Opt. Call 6,625,918
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015
:
1,020 5.000%, 12/01/24 No Opt. Call 1,029,721
480 5.000%, 12/01/25 No Opt. Call 494,026
795 5.000%, 12/01/27 12/25 at 100.00 816,535
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014
:
250 5.000%, 6/01/24 No Opt. Call 250,400
605 5.000%, 6/01/25 6/24 at 100.00 606,432
500 (c) 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 500,899
640 (c) 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 641,150
380 (c) 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 380,683
600 (c) 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 601,078
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015
:
410 (c) 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 417,691
775 (c) 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 789,538
1,000 (c) 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 1,018,759
1,075 (c) 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 1,095,165
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 3,587,374
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,465,614

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 1,040 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call $ 996,442
Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B
:
760 5.000%, 12/01/26 - AGM Insured No Opt. Call 791,294
1,475 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 1,582,014
1,500 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 1,603,437
1,795 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 1,910,227
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 1,662,847
6,005 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 5,631,578
Total Louisiana 144,151,049
Maine - 0.6%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
4,560 4.000%, 7/01/41 7/26 at 100.00 4,047,287
5,685 4.000%, 7/01/46 7/26 at 100.00 4,750,113
840 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/37
7/30 at 100.00 853,901
Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A
:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call 207,703
150 5.000%, 7/01/27 - AGM Insured No Opt. Call 159,033
240 5.000%, 7/01/28 - AGM Insured No Opt. Call 259,715
685 2.500%, 7/01/29 - AGM Insured No Opt. Call 673,309
200 5.000%, 7/01/30 - AGM Insured No Opt. Call 225,028
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 7,552,039
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 2,162,652
7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 5,547,252
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 5,061,232
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 2,330,132
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 7,560,624
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 2,244,971
Total Maine 43,634,991
Maryland - 1.8%
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
1,270 3.250%, 1/01/31 1/26 at 100.00 1,214,751
3,365 5.000%, 1/01/37 1/26 at 100.00 3,414,734
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,760 5.000%, 9/01/27 No Opt. Call 1,751,915
2,780 5.000%, 9/01/29 9/27 at 100.00 2,771,957
1,000 5.000%, 9/01/30 9/27 at 100.00 999,329
1,365 5.000%, 9/01/31 9/27 at 100.00 1,362,909
145 5.000%, 9/01/34 9/27 at 100.00 144,294

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,500 5.000%, 9/01/39 9/27 at 100.00 $ 1,478,990
2,800 Charles County, Maryland, General Obligation Bonds, Refunding &
Consolidated Public Improvement Series 2017, 2.400%, 10/01/29
10/27 at 100.00 2,621,420
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 2,635,645
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 19,337,554
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 8,194,753
15,055 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 10,088,283
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 9,306,242
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 15,148,374
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 1,032,968
7,000 Maryland Health and Higher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 7,288,532
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
805 5.000%, 7/01/32 7/26 at 100.00 824,874
2,250 5.000%, 7/01/33 7/26 at 100.00 2,305,272
1,650 5.000%, 7/01/34 7/26 at 100.00 1,692,762
2,000 5.000%, 7/01/35 7/26 at 100.00 2,050,467
1,570 5.000%, 7/01/36 7/26 at 100.00 1,606,328
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 921,843
7,825 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 7,849,483
15,025 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call 15,386,488
7,080 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Refunding Series 2024A, 5.000%, 7/01/37
7/34 at 100.00 8,231,106
2,065 (c) Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2014, 4.000%, 6/01/42, (Pre-refunded 6/01/24)
6/24 at 100.00 2,065,392
Total Maryland 131,726,665
Massachusetts - 1.2%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
835 5.000%, 7/01/26 7/24 at 100.00 821,400
680 5.000%, 7/01/27 7/24 at 100.00 663,675
925 5.000%, 7/01/28 7/24 at 100.00 896,768
960 5.000%, 7/01/29 7/24 at 100.00 920,612

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 4,800 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
4/24 at 104.00 $ 4,786,301
1,969 (e) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28,
144A
4/24 at 100.00 19,688
14,455 (c) Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 16,100,323
1,670 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 1,528,238
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,275 5.000%, 7/01/33 7/28 at 100.00 2,437,645
1,085 5.000%, 7/01/38 7/28 at 100.00 1,146,655
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
415 5.000%, 7/15/32, 144A 7/30 at 100.00 425,534
320 5.000%, 7/15/33, 144A 7/30 at 100.00 328,019
300 5.000%, 7/15/34, 144A 7/30 at 100.00 307,205
270 5.000%, 7/15/35, 144A 7/30 at 100.00 275,699
135 5.000%, 7/15/36, 144A 7/30 at 100.00 137,120
145 5.000%, 7/15/37, 144A 7/30 at 100.00 146,260
Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2018L
:
1,080 5.000%, 10/01/30 10/28 at 100.00 1,132,137
1,240 5.000%, 10/01/31 10/28 at 100.00 1,300,200
1,775 5.000%, 10/01/32 10/28 at 100.00 1,859,221
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G
:
1,130 5.000%, 7/01/35 7/31 at 100.00 1,229,700
1,045 5.000%, 7/01/36 7/31 at 100.00 1,130,503
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 3,876,034
4,245 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 3,985,229
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 1,137,552
1,650 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 1,410,378
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 2,049,551
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 2,071,412
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 2,514,943
7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 6,427,426
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 1,749,969
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 3,552,323

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 $ 3,530,457
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 2,295,408
Massachusetts State, General Obligation Bonds, Refunding Series 2024B
:
2,800 5.000%, 11/01/37 5/34 at 100.00 3,295,092
2,800 5.000%, 11/01/38 5/34 at 100.00 3,270,807
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 6,923,156
Total Massachusetts 85,682,640
Michigan - 2.5%
2,880 Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B, 0.000%,
7/01/24
No Opt. Call 2,838,796
665 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 683,361
11,080 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory Put 5/15/26)
No Opt. Call 11,101,717
11,260 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call 10,029,122
17,335 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call 15,440,038
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 5,056,940
11,530 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43, (Mandatory
Put 12/01/28)
6/28 at 100.00 12,293,424
8,855 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call 8,849,187
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,500 5.000%, 6/01/33 12/30 at 100.00 2,736,612
2,435 4.000%, 6/01/34 12/30 at 100.00 2,511,367
1,000 4.000%, 6/01/35 12/30 at 100.00 1,025,860
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 2,365,573
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 6,334,106
2,255 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 2,135,817
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 11,135,359
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 20,237,180
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 6,809,563

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call $ 19,348,599
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate Series
2008ET-2, 1.350%, 8/01/29
No Opt. Call 18,628,684
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,254,467
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,267,513
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F
:
8,125 5.000%, 12/01/28, (AMT) 12/25 at 100.00 8,274,428
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 3,832,007
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 5,388,559
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 5,085,867
Total Michigan 186,664,146
Minnesota - 1.2%
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
910 5.000%, 2/15/33 2/28 at 100.00 958,571
1,150 5.000%, 2/15/37 2/28 at 100.00 1,201,337
7,585 4.250%, 2/15/43 2/28 at 100.00 7,383,784
13,955 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 14,945,723
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 1,429,462
5,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C, 3.500%, 3/01/28
3/25 at 100.00 5,000,317
3,807 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 3,378,418
2,800 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
4/24 at 100.00 2,669,741
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B
:
6,065 2.625%, 1/01/40 7/29 at 100.00 4,929,595
7,120 3.500%, 7/01/50 7/29 at 100.00 6,979,367
5,430 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 4,349,638
4,605 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 3,252,880
4,110 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 2,955,243
9,245 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 6,898,294
4,235 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 4,272,271
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
7/24 at 100.00 425,200

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 $ 6,252,171
White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A
:
2,650 2.000%, 2/01/28 2/27 at 100.00 2,454,355
3,095 2.000%, 2/01/29 2/27 at 100.00 2,831,249
4,135 2.000%, 2/01/30 2/27 at 100.00 3,741,915
Total Minnesota 86,309,531
Mississippi - 0.2%
5,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
4/24 at 100.00 5,523,513
1,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 628,835
Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A
:
2,490 2.450%, 12/01/39 6/29 at 100.00 1,972,757
2,700 3.750%, 6/01/49 6/29 at 100.00 2,661,010
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 1,032,195
2,830 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A, 4.000%, 12/01/39
12/32 at 100.00 2,812,874
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
2,000 5.000%, 10/15/37 10/28 at 100.00 2,074,319
1,590 4.000%, 10/15/38 10/28 at 100.00 1,592,192
Total Mississippi 18,297,695
Missouri - 0.8%
1,010 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
4/24 at 102.00 1,031,489
4,000 Ladue School District, Saint Louis County, Missouri, General Obligation
Bonds, Series 2021, 2.000%, 3/01/32
3/27 at 100.00 3,473,758
10,425 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 9,816,719
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 11,299,820
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 13,585,972
3,640 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.750%, 11/01/39
5/29 at 100.00 3,066,106
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2020A,
2.550%, 11/01/40
5/29 at 100.00 1,209,294
1,015 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
2.150%, 11/01/41
5/30 at 100.00 719,237

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
2.000%, 11/01/41
5/30 at 100.00 $ 2,891,721
Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015
:
5,000 4.000%, 8/01/35 8/25 at 100.00 5,005,437
5,000 4.000%, 8/01/36 8/25 at 100.00 4,985,345
980 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
4/24 at 102.00 1,001,493
Total Missouri 58,086,391
Montana - 0.4%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Building Series 2018, 5.000%, 7/01/38
7/28 at 100.00 1,617,558
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 22,172,619
2,675 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,712,799
1,000 Gallatin County School District 44 Belgrade, Montana, General Obligation
Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 1,044,461
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 2.000%, 12/01/41
6/30 at 100.00 716,081
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 1,182,047
560 Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 545,763
Total Montana 29,991,328
National - 0.1%
5,166 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call 4,775,868
4,737 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call 3,745,427
Total National 8,521,295
Nebraska - 1.2%
6,640 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 7,025,391
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014
:
2,025 5.000%, 5/15/28 5/24 at 100.00 2,026,616
8,520 5.000%, 5/15/44 5/24 at 100.00 8,526,004
1,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 1,016,535
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
1,250 5.000%, 7/01/24 No Opt. Call 1,251,323
530 5.000%, 7/01/25 No Opt. Call 535,981
750 5.000%, 7/01/26 7/25 at 100.00 758,738
200 5.000%, 7/01/27 7/25 at 100.00 202,502
835 5.000%, 7/01/28 7/25 at 100.00 846,251
485 5.000%, 7/01/29 7/25 at 100.00 491,806
1,000 5.000%, 7/01/30 7/25 at 100.00 1,014,281
180 5.000%, 7/01/33 7/25 at 100.00 182,343

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska (continued)
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D
:
$ 160 2.600%, 9/01/34 3/29 at 100.00 $ 141,150
7,205 2.850%, 9/01/39 3/29 at 100.00 6,179,572
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 8,073,163
595 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 449,384
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 13,102,382
2,290 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.125%, 9/01/38
3/32 at 100.00 2,302,265
5,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Subordinated Lien Series 2014CC, 4.000%, 2/01/38
4/24 at 100.00 4,960,272
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call 1,413,285
8,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 8,072,874
1,760 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019, 4.000%, 6/15/33
6/29 at 100.00 1,823,166
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 2,116,332
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 3,640,771
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A
:
3,660 5.250%, 2/01/28 2/27 at 100.00 3,689,640
1,355 5.250%, 2/01/29 2/27 at 100.00 1,365,448
5,885 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 5,771,858
Total Nebraska 86,979,333
Nevada - 0.3%
5,285 (c) Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 5,300,022
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,695 4.000%, 9/01/32 9/26 at 100.00 1,637,859
2,205 4.000%, 9/01/35 9/26 at 100.00 2,041,607
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 3,656,145
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 2,050,248
2,495 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call 2,400,556
4,000 Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra
Pacific Power Company, Refunding Series 2016B, 3.625%, 3/01/36,
(Mandatory Put 10/01/29)
No Opt. Call 4,032,866
Total Nevada 21,119,303

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Hampshire - 0.7%
$ 16,291 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call $ 15,882,383
10,644 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-2 Class A, 4.000%, 10/20/36
No Opt. Call 10,116,184
6,340 New Hampshire Business Finance Authority, 4.250%, 7/20/41 No Opt. Call 6,295,354
14,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 14,800,229
1,145 (c) New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 1,154,755
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2021A
:
1,000 4.000%, 10/01/32 4/31 at 100.00 1,033,854
1,000 4.000%, 10/01/34 4/31 at 100.00 1,034,954
1,000 4.000%, 10/01/38 4/31 at 100.00 1,005,882
1,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 1,023,827
1,095 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%,
10/01/34
10/26 at 100.00 1,095,025
Total New Hampshire 53,442,447
New Jersey - 3.5%
1,580 Borough of Fair Lawn NJ, 2.000%, 9/01/32 9/27 at 100.00 1,378,732
Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021
:
1,220 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 1,115,621
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 1,872,233
2,060 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 1,816,130
East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, Series 2021
:
1,095 2.000%, 2/15/26 No Opt. Call 1,054,979
1,385 2.000%, 2/15/27 No Opt. Call 1,315,428
1,355 2.000%, 2/15/30 2/29 at 100.00 1,230,473
1,410 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 1,199,027
1,960 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 1,960,658
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call 1,474,900
4,115 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/32
11/29 at 100.00 4,542,585
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,350 5.000%, 1/01/28, (AMT) 4/24 at 100.00 1,350,710
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 4/24 at 100.00 2,346,354
2,000 5.375%, 1/01/43, (AMT) 4/24 at 100.00 2,005,305
7,290 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 7,127,069
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 25,445,767

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
:
$ 700 5.000%, 6/15/26 No Opt. Call $ 725,181
455 5.000%, 6/15/27 No Opt. Call 481,299
430 5.000%, 6/15/28 No Opt. Call 463,696
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 5,083,296
37,560 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 33,245,562
4,745 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 4,738,111
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 2,204,353
1,050 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,069,915
1,125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health Inc Series 2013, 5.000%, 7/01/24
4/24 at 100.00 1,127,657
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A
:
435 3.500%, 12/01/29, (AMT) 12/26 at 100.00 427,501
1,120 3.750%, 12/01/31, (AMT) 12/26 at 100.00 1,109,064
1,145 4.000%, 12/01/32, (AMT) 12/26 at 100.00 1,135,659
480 3.750%, 12/01/33, (AMT) 12/26 at 100.00 475,313
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 508,568
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
5,945 5.000%, 6/01/24 No Opt. Call 5,954,996
2,405 5.000%, 6/01/25 No Opt. Call 2,448,733
4,680 5.000%, 6/01/26 No Opt. Call 4,857,211
655 5.000%, 6/01/27 No Opt. Call 694,908
1,565 5.000%, 6/01/28 No Opt. Call 1,697,806
205 5.000%, 6/01/29 No Opt. Call 226,872
11,290 4.000%, 6/01/30 No Opt. Call 12,103,451
1,705 4.000%, 6/01/31 No Opt. Call 1,845,874
535 4.000%, 6/01/32 No Opt. Call 584,421
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 20,686
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
:
3,000 5.000%, 6/15/28 6/26 at 100.00 3,105,392
6,795 5.000%, 6/15/29 6/26 at 100.00 7,028,087
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 6,481,067
5,020 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/42
12/31 at 100.00 5,032,430
1,830 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call 1,429,039
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 1,915 5.250%, 6/15/33 6/25 at 100.00 $ 1,955,688
2,210 5.250%, 6/15/34 6/25 at 100.00 2,256,163
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
5,030 5.000%, 12/15/25 No Opt. Call 5,170,124
420 5.000%, 12/15/26 No Opt. Call 439,839
10,230 5.000%, 12/15/33 12/29 at 100.00 11,295,158
5,265 4.000%, 12/15/39 12/29 at 100.00 5,336,352
7,570 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 7,577,084
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 6,707,155
1,405 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/35
12/30 at 100.00 1,462,311
2,825 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 2,499,384
2,345 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 2,056,626
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 1,072,365
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
6,190 5.000%, 6/01/28 No Opt. Call 6,644,155
13,400 5.000%, 6/01/29 6/28 at 100.00 14,403,112
3,320 5.000%, 6/01/31 6/28 at 100.00 3,565,880
6,205 5.000%, 6/01/36 6/28 at 100.00 6,585,779
11,265 4.000%, 6/01/37 6/28 at 100.00 11,421,192
2,580 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,624,410
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call 2,470,662
Total New Jersey 259,085,558
New Mexico - 0.4%
6,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan and Four Corners Projects, Refunding
Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 5,183,985
2,015 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010D,
3.900%, 6/01/40, (Mandatory Put 6/01/28)
No Opt. Call 2,013,805
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 8,511,550
1,160 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 1,130,776
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 3,004,500
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 2,864,117
1,635 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 1,403,775
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 1,768,319

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
$ 4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 $ 3,411,643
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 2,604,116
Total New Mexico 31,896,586
New York - 4.8%
1,145 Albany County Airport Authority, New York, Airport Revenue Bonds,
Refunding Series 2020B. Forward Delivery, 5.000%, 12/15/24, (AMT)
No Opt. Call 1,150,909
1,250 Battery Park City Authority, New York, Revenue Bonds, Senior Series
2023B, 5.000%, 11/01/35
11/33 at 100.00 1,497,993
500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/25
No Opt. Call 505,100
650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 694,384
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,285,640
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 4,110,384
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,640,735
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
1,900 5.000%, 12/01/25, 144A No Opt. Call 1,890,889
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 1,378,902
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 1,267,774
6,965 (c) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28, (ETM)
No Opt. Call 7,597,959
5,845 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
4/24 at 100.00 5,561,232
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43
11/30 at 100.00 6,393,497
865 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 871,989
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 1,155,590
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/37
6/24 at 100.00 5,015,507
5,495 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 5,565,510
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 5,916,103
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019
:
1,340 4.000%, 1/01/30 1/26 at 103.00 1,222,208
1,910 5.000%, 1/01/40 1/26 at 103.00 1,676,234
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
1,525 5.000%, 7/01/28 7/24 at 100.00 1,529,045
1,000 5.000%, 7/01/29 7/24 at 100.00 1,002,667

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
$ 655 5.000%, 7/01/30 7/24 at 100.00 $ 656,748
2,455 5.000%, 7/01/32 7/24 at 100.00 2,460,889
4,280 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
4/24 at 100.00 4,195,782
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
1,630 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 1,711,568
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 1,008,704
1,700 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series CC, 5.000%, 6/15/47
6/24 at 100.00 1,703,943
4,585 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 5.000%, 6/15/39
12/33 at 100.00 5,280,004
2,485 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.000%, 5/01/38
11/33 at 100.00 2,867,096
3,285 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 3,532,179
10,640 New York City, New York, General Obligation Bonds, Refunding Fiscal
2015 Series C, 5.000%, 8/01/29
2/25 at 100.00 10,768,628
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I
:
600 3.625%, 11/01/33 11/27 at 100.00 602,201
2,000 3.875%, 11/01/38 11/27 at 100.00 1,973,507
2,085 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
4/24 at 100.00 2,003,426
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P
:
2,115 2.600%, 11/01/34 5/28 at 100.00 1,846,158
10,105 2.850%, 11/01/39 5/28 at 100.00 8,471,680
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 8,451,244
17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 13,183,152
9,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 8,612,232
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 7,656,624
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 4,514,963
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 16,435,775
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 4,447,920
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 9,274,713

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
$ 1,190 5.000%, 7/01/30, (AMT) 7/24 at 100.00 $ 1,191,668
910 4.000%, 7/01/32, (AMT) 7/24 at 100.00 883,774
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 7,816,008
8,585 5.000%, 7/01/34, (AMT) 7/24 at 100.00 8,595,293
18,530 5.000%, 7/01/41, (AMT) 7/24 at 100.00 18,406,277
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 2,540,969
2,800 5.000%, 7/01/46, (AMT) 7/24 at 100.00 2,761,926
30,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 30,023,601
3,150 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/24 at 100.00 3,150,898
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call 8,411,028
15,020 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 15,034,808
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,136,007
6,400 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 6,526,145
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
4,375 5.000%, 7/15/35, (AMT) 7/33 at 100.00 4,936,308
3,180 5.000%, 7/15/36, (AMT) 7/33 at 100.00 3,561,350
1,910 5.000%, 7/15/37, (AMT) 7/33 at 100.00 2,118,323
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
2,435 5.000%, 7/01/28 7/24 at 100.00 2,441,459
2,695 5.000%, 7/01/29 7/24 at 100.00 2,702,188
4,200 5.000%, 7/01/30 7/24 at 100.00 4,211,205
2,100 5.000%, 7/01/31 7/24 at 100.00 2,105,335
1,335 5.000%, 7/01/32 7/24 at 100.00 1,338,203
3,080 5.000%, 7/01/33 7/24 at 100.00 3,086,962
2,990 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call 3,005,351
1,450 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call 1,464,381
6,300 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2023B, 5.000%, 11/15/30
8/30 at 100.00 7,173,635
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 4,254,177
Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Forward Delivery Series 2020A
:
1,835 5.000%, 9/01/24 No Opt. Call 1,840,039
2,000 5.000%, 9/01/25 No Opt. Call 2,030,330
11,465 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021B-EFRB, 3.600%, 7/01/29
No Opt. Call 11,163,734

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 8,495 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call $ 8,358,420
Total New York 357,859,189
North Carolina - 0.4%
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 2,321,953
1,140 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Social Series 53-A, 4.000%, 7/01/39
7/32 at 100.00 1,133,226
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 2,570,470
4,640 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 3,888,245
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 9,407,233
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 11,973,556
Total North Carolina 31,294,683
North Dakota - 1.2%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
4/24 at 100.00 5,380,064
3,505 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27, (WI/DD)
1/26 at 100.00 3,505,015
Fargo, North Dakota, General Obligation Bonds, Refunding Improvement
Series 2021A
:
1,250 4.000%, 5/01/26 5/25 at 100.00 1,257,236
1,320 4.000%, 5/01/27 5/25 at 100.00 1,330,062
1,385 4.000%, 5/01/28 5/25 at 100.00 1,397,419
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
5,690 5.000%, 12/01/32 12/31 at 100.00 6,011,380
5,920 5.000%, 12/01/33 12/31 at 100.00 6,251,215
2,675 5.000%, 12/01/34 12/31 at 100.00 2,819,149
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
500 3.000%, 5/01/33 5/27 at 100.00 437,147
500 3.000%, 5/01/36 5/27 at 100.00 416,510
3,440 3.000%, 5/01/46 5/27 at 100.00 2,372,446
9,685 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 9,710,738
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 2,322,199
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 2,086,150
4,535 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 3,455,085
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,012,692

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 10,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 $ 7,586,688
5,240 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.550%, 7/01/44
7/33 at 100.00 5,166,896
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
3,785 5.000%, 6/01/28 No Opt. Call 3,691,204
3,000 5.000%, 6/01/29 6/28 at 100.00 2,920,317
1,310 5.000%, 6/01/31 6/28 at 100.00 1,268,366
3,480 5.000%, 6/01/34 6/28 at 100.00 3,327,361
10,980 5.000%, 6/01/38 6/28 at 100.00 10,003,482
3,300 5.000%, 6/01/43 6/28 at 100.00 2,860,522
Total North Dakota 90,589,343
Ohio - 4.5%
2,760 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/33
2/31 at 100.00 3,114,401
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
4,465 5.000%, 6/01/27 No Opt. Call 4,688,333
9,760 5.000%, 6/01/28 No Opt. Call 10,407,981
22,145 5.000%, 6/01/29 No Opt. Call 23,972,693
8,360 5.000%, 6/01/30 No Opt. Call 9,175,942
14,310 5.000%, 6/01/31 6/30 at 100.00 15,681,581
10,275 5.000%, 6/01/32 6/30 at 100.00 11,250,232
4,450 5.000%, 6/01/33 6/30 at 100.00 4,866,121
2,610 5.000%, 6/01/34 6/30 at 100.00 2,847,925
4,830 5.000%, 6/01/35 6/30 at 100.00 5,255,565
9,235 4.000%, 6/01/37 6/30 at 100.00 9,387,401
3,810 4.000%, 6/01/38 6/30 at 100.00 3,848,565
2,155 4.000%, 6/01/39 6/30 at 100.00 2,168,857
8,740 3.000%, 6/01/48 6/30 at 100.00 6,680,796
3,665 4.000%, 6/01/48 6/30 at 100.00 3,406,754
13,130 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 12,435,615
Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A
:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 1,607,976
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 2,256,674
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 2,085,712
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 1,832,822
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 890,676
4,990 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
4/24 at 100.00 4,981,896
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 6,626,959
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33
No Opt. Call 2,292,836

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call $ 14,464,678
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005C, 2.100%,
4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 19,647,813
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 22,794,800
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 16,417,552
12,540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 11,133,867
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 5,898,841
16,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 16,881,293
2,905 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 2,935,990
385 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 384,310
5,085 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 4,731,509
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/36
1/30 at 100.00 1,949,504
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 1,689,360
3,280 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 2,711,627
1,390 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 1,030,192
3,605 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 2,613,843
4,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 3,684,842
1,875 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.350%,
9/01/44
9/33 at 100.00 1,845,356
7,885 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 8,016,265
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 15,681,249
5,625 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission, Infrastructure Projects, Junior Lien Series 2018A, 5.000%,
2/15/27
No Opt. Call 5,954,291

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 3,640 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 $ 2,955,219
1,055 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 1,055,923
4,900 (c) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health
Obligated Group Refunding Facilities Improvement Series 2020, 6.125%,
12/01/49, (Pre-refunded 12/01/29)
12/29 at 100.00 5,582,629
11,700 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 12,667,379
Total Ohio 334,492,645
Oklahoma - 2.7%
1,060 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call 1,102,729
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,775 2.000%, 9/01/28 No Opt. Call 1,641,623
1,850 2.000%, 9/01/29 No Opt. Call 1,687,345
1,800 2.750%, 9/01/30 No Opt. Call 1,731,689
1,790 2.750%, 9/01/31 9/30 at 100.00 1,697,618
295 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 295,205
1,585 Carter County Public Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A,
4.000%, 12/01/35
12/31 at 100.00 1,672,806
10,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 4.000%, 6/01/31
No Opt. Call 10,618,613
10,000 Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2024, 4.000%,
3/01/26
No Opt. Call 10,134,923
Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021
:
910 4.000%, 5/01/27 No Opt. Call 934,762
945 4.000%, 5/01/28 No Opt. Call 979,511
960 4.000%, 5/01/29 No Opt. Call 1,004,756
875 4.000%, 5/01/30 No Opt. Call 920,703
690 4.000%, 5/01/31 No Opt. Call 731,826
930 4.000%, 5/01/32 5/31 at 100.00 981,491
800 4.000%, 5/01/33 5/31 at 100.00 843,524
900 4.000%, 5/01/34 5/31 at 100.00 951,214
1,070 4.000%, 5/01/35 5/31 at 100.00 1,127,087
Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series
2017A
:
1,470 5.000%, 12/01/28 12/27 at 100.00 1,582,238
1,410 5.000%, 12/01/31 12/27 at 100.00 1,524,585
Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A
:
3,165 5.000%, 9/01/30 9/26 at 100.00 3,256,202
5,290 5.000%, 9/01/31 9/26 at 100.00 5,441,204

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36
9/28 at 100.00 $ 3,144,385
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series
2019
:
1,365 4.000%, 9/01/32 9/29 at 100.00 1,405,021
1,485 4.000%, 9/01/34 9/29 at 100.00 1,511,642
1,000 4.000%, 9/01/36 9/29 at 100.00 1,003,688
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019
:
1,890 4.000%, 9/01/32 9/29 at 100.00 1,945,414
1,705 4.000%, 9/01/33 9/29 at 100.00 1,762,467
1,000 4.000%, 9/01/34 9/29 at 100.00 1,029,844
Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Stroud Public Schools Project, Series 2016
:
1,870 5.000%, 9/01/24 No Opt. Call 1,877,589
2,490 5.000%, 9/01/26 No Opt. Call 2,579,387
Love County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series
2021
:
890 4.000%, 12/01/33 12/31 at 100.00 940,303
920 4.000%, 12/01/34 12/31 at 100.00 973,882
960 4.000%, 12/01/35 12/31 at 100.00 1,009,843
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project,
Series 2018
:
1,280 5.000%, 9/01/30 9/28 at 100.00 1,388,370
1,565 5.000%, 9/01/34 9/28 at 100.00 1,705,035
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call 6,010,245
1,195 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 1,199,801
9,265 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2023, 3.000%, 3/01/25
No Opt. Call 9,204,984
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A,
1.250%, 7/01/26
No Opt. Call 4,708,461
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
590 5.000%, 8/15/28 No Opt. Call 610,106
9,505 5.000%, 8/15/33 8/28 at 100.00 9,867,907
8,230 5.000%, 8/15/38 8/28 at 100.00 8,409,858
3,795 5.250%, 8/15/43 8/28 at 100.00 3,925,399
2,470 5.500%, 8/15/57 8/28 at 100.00 2,543,423
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 5,231,439
970 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 840,348
1,240 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 1,054,605
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2014
:
630 5.000%, 9/01/24 No Opt. Call 632,221
1,505 5.000%, 9/01/25 No Opt. Call 1,531,146

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
$ 745 4.000%, 9/01/29 No Opt. Call $ 770,988
425 4.000%, 9/01/30 No Opt. Call 442,272
985 4.000%, 9/01/31 No Opt. Call 1,025,106
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call 7,420,136
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Berryhill Public Schools Project, Series 2020
:
1,540 2.000%, 9/01/27 No Opt. Call 1,444,167
1,605 2.000%, 9/01/28 No Opt. Call 1,484,397
1,670 2.000%, 9/01/29 No Opt. Call 1,523,171
3,150 2.000%, 9/01/30 No Opt. Call 2,840,453
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2016
:
3,840 5.000%, 9/01/25 4/24 at 100.00 3,844,099
10,755 5.000%, 9/01/26 4/24 at 100.00 10,762,480
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A
:
5,650 4.000%, 9/01/30 No Opt. Call 5,919,602
5,425 4.000%, 9/01/31 No Opt. Call 5,711,402
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015
:
6,220 5.000%, 9/01/25 No Opt. Call 6,357,382
9,880 5.000%, 9/01/26 9/25 at 100.00 10,106,093
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 2,509,066
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
2,165 5.000%, 3/01/29 No Opt. Call 2,337,223
2,000 5.000%, 3/01/31 3/29 at 100.00 2,167,222
2,500 5.000%, 3/01/33 3/29 at 100.00 2,708,714
Total Oklahoma 198,282,440
Oregon - 0.8%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 5,249,589
1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 1,877,884
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 1,248,047
Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018A
:
1,665 0.000%, 6/15/34 6/28 at 79.31 1,083,915
1,510 0.000%, 6/15/35 6/28 at 75.58 937,384
1,050 0.000%, 6/15/37 6/28 at 69.16 585,153
2,050 0.000%, 6/15/39 6/28 at 63.17 1,014,325
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,774,861
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
4/24 at 100.00 1,991,381

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 $ 1,495,381
6,490 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 7,263,415
1,830 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2017D, 3.450%, 1/01/38
1/27 at 100.00 1,677,839
2,870 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2018C, 3.900%, 7/01/38
7/27 at 100.00 2,841,074
7,955 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2019A, 2.650%, 7/01/39
7/28 at 100.00 6,603,287
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,390,460
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 2,533,349
4,050 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/38, (AMT)
7/33 at 100.00 4,457,919
5,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 5,606,917
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A
:
3,440 5.000%, 5/15/32 5/26 at 100.00 3,559,917
1,925 5.000%, 5/15/33 5/26 at 100.00 1,991,957
Total Oregon 59,184,054
Pennsylvania - 4.3%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.000%, 1/01/28 - AGM Insured, (AMT) No Opt. Call 1,057,705
1,400 5.000%, 1/01/29 - AGM Insured, (AMT) No Opt. Call 1,501,903
2,500 5.000%, 1/01/30 - AGM Insured, (AMT) No Opt. Call 2,719,575
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
1,000 5.000%, 4/01/36 4/28 at 100.00 1,044,986
10,085 4.000%, 4/01/37 4/28 at 100.00 10,105,116
5,205 4.000%, 4/01/38 4/28 at 100.00 5,077,819
9,190 4.000%, 4/01/44 4/28 at 100.00 8,757,273
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call 1,569,727
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
1,670 4.000%, 11/01/33 11/27 at 100.00 879,995
2,410 4.000%, 11/01/38 11/27 at 100.00 1,254,370
8,835 4.000%, 11/01/39 11/27 at 100.00 4,597,191
1,620 3.750%, 11/01/42 11/27 at 100.00 842,746
4,410 4.000%, 11/01/47 11/27 at 100.00 2,292,082
7,930 5.000%, 11/01/47 11/27 at 100.00 4,115,666
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 8,590,961
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call 1,062,031

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 5,190 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 $ 4,698,709
32,715 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 32,910,560
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43,
(Mandatory Put 2/15/27)
8/26 at 100.00 5,177,634
3,710 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.000%, 12/01/43
6/24 at 100.00 3,718,645
4,500 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,219,003
10,430 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 10,062,933
16,805 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 15,236,317
3,580 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 3,575,516
3,160 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 3,217,219
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 1,151,870
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,652,842
10,890 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
4/24 at 100.00 8,945,761
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 885,855
5,215 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 5,009,933
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 18,254,151
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 8,241,887
6,615 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 6,481,618
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 4,230,266
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133
:
3,355 2.125%, 10/01/35 10/29 at 100.00 2,708,650
10,050 2.350%, 10/01/40 10/29 at 100.00 7,636,362
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 11,389,019
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-139A, 4.000%, 10/01/37
4/32 at 100.00 4,765,549

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A
:
$ 2,110 4.500%, 12/01/34 12/26 at 100.00 $ 2,163,814
5,000 4.750%, 12/01/37 12/26 at 100.00 5,159,899
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 17,841,059
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
2,910 5.000%, 6/01/29 6/26 at 100.00 3,024,043
22,155 5.000%, 6/01/35 6/26 at 100.00 22,961,036
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2017
:
3,000 5.000%, 12/01/29 12/27 at 100.00 3,195,061
3,280 5.000%, 12/01/31 12/27 at 100.00 3,493,374
5,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 5,653,690
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017
:
3,680 5.000%, 12/01/31 12/27 at 100.00 3,919,395
2,265 5.000%, 12/01/32 12/27 at 100.00 2,410,567
2,110 4.000%, 12/01/36 12/27 at 100.00 2,152,983
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 1,145,464
3,110 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 3,314,228
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors Program,
Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 7,630,853
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017
:
1,835 5.000%, 5/01/31 11/27 at 100.00 1,730,306
2,060 5.000%, 5/01/33 11/27 at 100.00 1,913,186
1,165 5.000%, 5/01/34 11/27 at 100.00 1,073,623
1,855 (d) Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie
Healthcare System, Series 2007, 4.534%, 12/01/24 (3-Month LIBOR*0.67%
reference rate + 0.780% spread)
4/24 at 100.00 1,855,074
3,715 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 3,719,668
1,280 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,230,687
1,795 Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover
Hospital Inc., Series 2013, 5.000%, 12/01/24
4/24 at 100.00 1,795,974
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 2,814,101
Total Pennsylvania 320,837,530
Puerto Rico - 3.8%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
19,655 5.000%, 7/01/30, 144A No Opt. Call 20,943,305
22,060 5.000%, 7/01/35, 144A 7/30 at 100.00 23,304,929

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 $ 374,995
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
11,705 5.000%, 7/01/24, 144A No Opt. Call 11,739,189
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 5,317,154
2,683 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 2,698,093
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
553 0.000%, 7/01/24 No Opt. Call 547,813
24,791 0.000%, 7/01/27 No Opt. Call 21,952,505
27,226 0.000%, 7/01/29 7/28 at 98.64 22,334,522
61,777 0.000%, 7/01/31 7/28 at 91.88 46,737,266
19,225 0.000%, 7/01/33 7/28 at 86.06 13,341,500
2,898 4.500%, 7/01/34 7/25 at 100.00 2,914,596
11,249 4.550%, 7/01/40 7/28 at 100.00 11,360,786
11,847 0.000%, 7/01/46 7/28 at 41.38 3,797,218
12 0.000%, 7/01/51 7/28 at 30.01 2,813
1,053 4.750%, 7/01/53 7/28 at 100.00 1,052,927
3,970 5.000%, 7/01/58 7/28 at 100.00 3,986,267
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 4,770,161
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
17,057 4.329%, 7/01/40 7/28 at 100.00 17,081,599
11,433 4.329%, 7/01/40 7/28 at 100.00 11,449,489
76 4.784%, 7/01/58 7/28 at 100.00 75,810
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,662 0.000%, 7/01/24 No Opt. Call 1,645,735
20,229 5.375%, 7/01/25 No Opt. Call 20,639,536
7,841 5.625%, 7/01/27 No Opt. Call 8,345,788
13,278 5.625%, 7/01/29 No Opt. Call 14,545,661
1,303 5.750%, 7/01/31 No Opt. Call 1,469,922
8,299 0.000%, 7/01/33 7/31 at 89.94 5,456,246
2,773 4.000%, 7/01/33 7/31 at 103.00 2,768,614
3,073 4.000%, 7/01/35 7/31 at 103.00 3,020,900
452 4.000%, 7/01/37 7/31 at 103.00 437,501
Total Puerto Rico 284,112,840
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corporation, Educational
Institution Revenue Bonds, St. George's School, Series 2021
:
1,275 5.000%, 10/01/28 No Opt. Call 1,377,731
2,010 4.000%, 10/01/46 10/31 at 100.00 1,934,366
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 1,923,902
1,360 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call 1,440,296
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39
10/28 at 100.00 2,249,496
2,420 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39
4/29 at 100.00 2,097,796

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island (continued)
$ 13,950 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 $ 10,104,945
10,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 7,572,941
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 3,673,631
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
4/24 at 18.95 25,082,242
5,930 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 5,939,005
Total Rhode Island 63,396,351
South Carolina - 1.0%
5,075 Berkeley County School District, South Carolina, General Obligation
Bonds, Series 2023A, 5.000%, 5/30/24
No Opt. Call 5,082,878
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 5,782,846
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016
:
1,055 5.000%, 11/01/34 5/26 at 100.00 1,088,968
1,170 5.000%, 11/01/35 5/26 at 100.00 1,206,076
7,400 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 7,927,849
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 716,485
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 2,303,146
5,735 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 4,175,782
17,830 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 12,422,471
2,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2024A, 4.500%, 7/01/44
1/33 at 100.00 2,002,853
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A
:
1,910 5.000%, 8/01/27 8/24 at 100.00 1,914,465
3,925 5.000%, 8/01/32 8/24 at 100.00 3,932,191
705 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 4.250%, 2/01/48
2/33 at 100.00 708,696
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31
6/25 at 100.00 3,290,119
4,595 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 5.000%, 12/01/31
12/30 at 100.00 5,112,038
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
:
7,885 5.000%, 12/01/29 6/26 at 100.00 8,130,056
4,325 5.000%, 12/01/31 6/26 at 100.00 4,454,647
2,200 5.000%, 12/01/37 6/26 at 100.00 2,249,761
Total South Carolina 72,501,327

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.3%
Mitchell School District 17-2, South Dakota, General Obligation Bonds,
Limited Tax Refunding Certificates, Series 2021
:
$ 200 2.000%, 8/01/26 No Opt. Call $ 191,047
400 2.000%, 8/01/27 No Opt. Call 377,220
400 2.000%, 8/01/29 8/27 at 100.00 366,434
1,545 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,617,549
2,410 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 2,545,412
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 2,751,779
7,215 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 5,004,126
3,500 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024A, 4.450%, 11/01/44, (WI/DD)
11/32 at 100.00 3,501,271
3,205 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A, 4.150%, 11/01/38
11/31 at 100.00 3,225,353
Total South Dakota 19,580,191
Tennessee - 1.2%
Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1
:
1,600 5.000%, 8/01/26 No Opt. Call 1,657,840
1,890 5.000%, 8/01/28 No Opt. Call 2,034,292
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 2,277,166
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,895 3.375%, 4/01/26 No Opt. Call 2,840,664
3,250 5.000%, 4/01/29 4/27 at 100.00 3,351,232
2,605 5.000%, 4/01/30 4/27 at 100.00 2,687,397
2,810 5.000%, 4/01/31 4/27 at 100.00 2,894,957
5,055 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 5,124,655
4,435 Murfreesboro, Tennessee, General Obligation Bonds, Series 2021,
3.000%, 6/01/30
6/29 at 100.00 4,370,511
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 15,773,527
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,378,319
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 410,056
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 3,172,996
6,335 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 6,282,993
5,795 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 5,618,426
6,190 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 5,362,234

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 $ 2,008,011
3,930 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 3,352,357
3,915 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 2,848,878
7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 5,183,414
5,340 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3A, 2.300%, 7/01/41
1/31 at 100.00 3,944,611
680 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.500%, 7/01/44
1/33 at 100.00 680,216
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,508,876
Total Tennessee 88,763,628
Texas - 6.2%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
2,610 5.000%, 1/01/28 1/27 at 100.00 2,649,449
2,840 5.000%, 1/01/30 1/27 at 100.00 2,893,143
1,600 5.000%, 1/01/32 1/27 at 100.00 1,629,582
Board of Regents of the University of Texas, Permanent University Fund
Bonds, Series 2024A
:
11,460 5.000%, 7/01/38, (WI/DD) 7/34 at 100.00 13,322,458
6,025 5.000%, 7/01/39, (WI/DD) 7/34 at 100.00 6,970,308
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 5,123,780
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
1,950 (c) 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 1,990,856
1,525 (c) 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 1,556,951
1,165 (c) 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 1,189,408
City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019
:
1,145 5.000%, 9/01/32 9/28 at 100.00 1,234,807
1,000 5.000%, 9/01/34 9/28 at 100.00 1,079,560
1,000 5.000%, 9/01/35 9/28 at 100.00 1,077,061
1,000 5.000%, 9/01/36 9/28 at 100.00 1,072,470
Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023
:
3,240 5.000%, 2/15/36 2/33 at 100.00 3,783,473
1,225 5.000%, 2/15/37 2/33 at 100.00 1,415,686
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
2,855 5.000%, 11/01/24, (AMT) No Opt. Call 2,867,099
8,570 5.000%, 11/01/26, (AMT) No Opt. Call 8,883,283
9,070 5.000%, 11/01/27, (AMT) No Opt. Call 9,568,548
5,900 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 6,000,207
2,775 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
4/24 at 100.00 2,775,329
4,000 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/31
2/25 at 100.00 4,024,601

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020A
:
$ 5,215 4.125%, 7/01/26 No Opt. Call $ 5,295,041
4,025 3.950%, 7/01/27 No Opt. Call 4,112,638
3,060 3.750%, 7/01/28 No Opt. Call 3,135,051
3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,892,679
6,235 (c) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 6,293,193
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%,
10/01/35
10/29 at 100.00 1,014,270
5,145 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 5,186,423
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A
:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call 4,829,774
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 4,643,403
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 3,776,523
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 12,156,963
1,285 Houston Higher Education Finance Corporation, Texas, Revenue Bonds,
Rice University, Series 2024, 5.000%, 5/15/34
No Opt. Call 1,550,418
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 11,923,826
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
6,995 5.000%, 7/01/28 - AGM Insured, (AMT) No Opt. Call 7,474,365
11,005 5.000%, 7/01/30 - AGM Insured, (AMT) No Opt. Call 12,071,224
11,535 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 12,940,183
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 2,440,951
1,740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 1,632,495
12,000 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2014D, 5.000%, 11/15/39
11/24 at 100.00 12,062,322
Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2018D
:
3,085 5.000%, 11/15/32 11/28 at 100.00 3,362,513
2,615 5.000%, 11/15/33 11/28 at 100.00 2,845,784
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 1,329,679
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 981,896
2,500 Hurst-Euless-Bedford Independent School District, Tarrant County, Texas,
General Obligation Bonds, School Building Series 2024, 5.000%, 8/15/26
No Opt. Call 2,613,195

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,800 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A, 4.000%,
8/01/32
8/25 at 100.00 $ 3,824,302
2,265 (c) Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded 8/01/24)
8/24 at 100.00 2,274,085
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015
:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 1,014,296
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 2,058,539
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 1,596,134
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 2,033,355
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 2,034,222
4,070 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021, 5.000%, 5/15/27
No Opt. Call 4,319,030
4,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 2001A,
2.600%, 11/01/29
No Opt. Call 4,082,176
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,600 5.000%, 12/01/25 No Opt. Call 1,593,081
2,720 5.250%, 12/01/28 12/25 at 100.00 2,738,081
6,200 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 5.000%, 2/15/26, (WI/DD)
No Opt. Call 6,417,702
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/24 at 103.00 2,700,941
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
3,860 (c) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 4,811,249
9,190 (c) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 11,510,914
5,355 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 5,634,678
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 3.000%, 1/01/35
1/29 at 100.00 4,755,392
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 6,087,713
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,861,724
5,280 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/34
2/25 at 100.00 5,297,516
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 3.625%, 1/01/35, (AMT), 144A
4/24 at 101.00 870,756
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
6,865 2.750%, 1/01/36, (AMT), 144A 4/24 at 103.00 5,368,910
13,675 2.875%, 1/01/41, (AMT), 144A 4/24 at 103.00 9,863,091
1,000 3.000%, 1/01/50, (AMT), 144A 4/24 at 103.00 651,703
1,265 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call 1,324,485
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 1,505,235

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C
:
$ 1,180 2.000%, 8/15/43 8/30 at 100.00 $ 767,247
1,520 2.000%, 8/15/46 8/30 at 100.00 919,905
6,440 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien
CPS Energy Series 2014, 5.000%, 2/01/44
4/24 at 100.00 6,439,979
5,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2015B, 4.000%, 5/15/35
5/25 at 100.00 5,009,684
1,940 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 1,947,223
4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 3,361,020
18,700 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 20,247,038
15,850 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 17,753,278
Texas Private Activity Bond Surface Transportation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A
:
12,000 4.000%, 12/31/37 12/29 at 100.00 12,013,900
3,940 4.000%, 12/31/38 12/29 at 100.00 3,912,512
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016
:
4,940 5.000%, 12/31/40, (AMT) 12/25 at 100.00 4,963,791
5,110 5.000%, 12/31/45, (AMT) 12/25 at 100.00 5,116,295
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
2,800 4.000%, 6/30/32 12/30 at 100.00 2,907,265
1,600 4.000%, 12/31/32 12/30 at 100.00 1,661,084
1,600 4.000%, 6/30/35 12/30 at 100.00 1,652,028
10,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,128,018
5,790 Texas State, General Obligation Bonds, College Student Loan Series
2023A, 5.000%, 8/01/36, (AMT)
8/33 at 100.00 6,450,088
5,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 4.000%, 10/01/34
10/24 at 100.00 4,935,186
13,875 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/34
8/24 at 100.00 13,931,932
12,345 Texas Transportation Commission, General Obligation Bonds, Highway
Improvement Refunding Series 2024, 5.000%, 4/01/27
No Opt. Call 13,099,835
8,000 Texas Transportation Commission, Highway Fund Revenue Bonds,
Refunding First Tier Series 2024, 5.000%, 10/01/33
No Opt. Call 9,548,552
Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A
:
1,125 0.000%, 8/01/35 2/29 at 76.82 698,241
1,590 0.000%, 8/01/36 2/29 at 73.16 934,811
2,070 0.000%, 8/01/37 2/29 at 69.41 1,146,257
1,100 0.000%, 8/01/39 2/29 at 62.63 542,068
Total Texas 455,989,415

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.6%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
$ 1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 $ 958,006
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 1,389,232
1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 1,302,630
1,790 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.125%, 6/01/36, 144A
12/26 at 103.00 1,537,614
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A
:
1,000 5.000%, 7/01/24, (AMT) No Opt. Call 1,001,480
3,900 5.000%, 7/01/26, (AMT) No Opt. Call 4,017,689
5,000 5.000%, 7/01/31, (AMT) No Opt. Call 5,546,070
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,405 5.000%, 7/01/30, (AMT) No Opt. Call 1,539,461
9,000 5.000%, 7/01/31, (AMT) No Opt. Call 9,982,927
10,640 5.000%, 7/01/33, (AMT) No Opt. Call 12,065,746
2,700 5.000%, 7/01/35, (AMT) 7/33 at 100.00 3,045,923
1,120 5.250%, 7/01/36, (AMT) 7/33 at 100.00 1,276,342
1,125 5.250%, 7/01/37, (AMT) 7/33 at 100.00 1,269,625
Total Utah 44,932,745
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 2,776,919
3,439 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.450%, 11/01/41
11/30 at 100.00 2,600,453
Total Vermont 5,377,372
Virginia - 2.0%
7,310 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 8,013,904
19,705 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municipal Securities Class A Series 2019M-053,
2.550%, 6/15/35
No Opt. Call 16,911,133
Federal Home Loan Mortgage Corporation, Notes
:
18,930 3.150%, 1/15/36, 144A 10/31 at 100.00 17,034,475
5,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 5,201,391
870 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/35
12/27 at 103.00 831,577
2,010 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call 1,878,369
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 985,678

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 710 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 $ 669,159
1,645 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.350%, 10/01/44
4/33 at 100.00 1,622,309
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 5,550,984
10,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 3.450%, 8/01/28
8/24 at 100.00 9,992,218
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
13,045 5.000%, 12/31/49, (AMT) 6/27 at 100.00 13,172,280
12,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 12,455,018
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
5,480 5.000%, 7/01/32, (AMT) 1/32 at 100.00 5,982,750
4,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 4,358,365
4,890 5.000%, 7/01/36, (AMT) 1/32 at 100.00 5,269,598
3,330 5.000%, 7/01/37, (AMT) 1/32 at 100.00 3,556,098
4,540 5.000%, 1/01/38, (AMT) 1/32 at 100.00 4,831,433
2,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 2,071,501
3,190 5.000%, 12/31/52, (AMT) 12/32 at 100.00 3,271,680
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022
:
5,250 4.000%, 1/01/31, (AMT) No Opt. Call 5,352,116
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 7,378,660
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 2,591,747
5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 5,832,125
2,180 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 2,166,455
Total Virginia 146,981,023
Washington - 3.2%
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 8,286,446
7,850 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 8,108,061
8,800 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 9,089,291
5,300 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/29, (AMT)
No Opt. Call 5,664,363
9,685 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Private Activity Series 2022B, 5.000%, 8/01/30, (AMT)
No Opt. Call 10,548,021
3,040 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 3,123,704
2,740 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/32, (AMT)
8/31 at 100.00 3,012,180
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 2,352,739
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,152,690

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 2,270 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
4/24 at 100.00 $ 2,271,223
8,335 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 8,421,784
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015
:
2,730 (c) 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 2,778,807
1,285 (c) 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 1,307,974
5,930 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/40
8/25 at 100.00 5,940,778
5,875 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/35
8/25 at 100.00 5,955,670
2,055 (c) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/24, (Pre-refunded 5/15/24)
5/24 at 100.00 2,056,959
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
4/24 at 100.00 14,023,856
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
4,085 5.000%, 10/01/30 10/28 at 100.00 4,335,903
3,215 5.000%, 10/01/31 10/28 at 100.00 3,405,798
3,140 5.000%, 10/01/32 10/28 at 100.00 3,318,865
3,485 5.000%, 10/01/33 10/28 at 100.00 3,680,266
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
5,120 5.000%, 8/15/29 8/27 at 100.00 5,287,210
2,250 5.000%, 8/15/31 8/27 at 100.00 2,319,166
2,755 5.000%, 8/15/34 8/27 at 100.00 2,831,422
6,015 5.000%, 8/15/36 8/27 at 100.00 6,143,817
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%, 7/01/28,
144A
4/24 at 100.00 3,951,562
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 4,966,494
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 4,173,707
39,991 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 37,110,485
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call 5,238,948
11,035 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2023B, 5.000%, 7/01/42
7/33 at 100.00 12,384,297
9,425 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees, Refunding Series R-2024C, 5.000%, 8/01/27
No Opt. Call 10,065,091
6,590 Washington State, General Obligation Bonds, Various Purpose Group 1
Series 2024C, 5.000%, 2/01/26
No Opt. Call 6,815,963
11,265 Washington State, General Obligation Bonds, Various Purpose Refunding
Series R-2022C, 4.000%, 7/01/27
No Opt. Call 11,661,234
6,750 Washington State, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 8/01/44
8/30 at 100.00 7,304,011

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 4,000 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/45
8/32 at 100.00 $ 4,401,258
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
4/24 at 100.00 4,794,122
Total Washington 239,284,165
West Virginia - 0.1%
1,365 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 1,366,579
3,240 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2023D, 4.300%, 11/01/38
11/32 at 100.00 3,279,455
3,455 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2024A, 4.400%, 11/01/44
5/33 at 100.00 3,423,483
Total West Virginia 8,069,517
Wisconsin - 2.2%
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A
:
4,455 2.000%, 3/01/26 No Opt. Call 4,281,483
4,555 2.000%, 3/01/27 No Opt. Call 4,297,798
4,320 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Notes
Series 2024-N1, 5.000%, 4/01/30 - AGM Insured, (WI/DD)
No Opt. Call 4,785,490
10,000 Public Finance Authority of Wisconsin, Lease Development Revenue
Bonds, KU Campus Development Corporation-Central District
Development Project, Series 2016, 5.000%, 3/01/41
3/26 at 100.00 10,124,439
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 24,189,131
Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2
:
4,495 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call 4,449,257
8,425 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call 8,477,569
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
115 3.000%, 4/01/25, 144A No Opt. Call 113,325
15 (c) 3.000%, 4/01/25, (ETM), 144A No Opt. Call 14,922
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 11,643,096
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call 16,449,149
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 7,542,621
2,920 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 2,857,809
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
4,170 4.050%, 11/01/30 5/26 at 100.00 4,059,380
9,085 4.300%, 11/01/30 5/26 at 100.00 8,971,975
Wisconsin Health & Educational Facs Authority, Health Facilities Revenue
Bonds, UnityPoint Health Project, Series 2014A
:
1,080 5.000%, 12/01/26 11/24 at 100.00 1,084,809

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 4,115 5.000%, 12/01/27 11/24 at 100.00 $ 4,135,797
7,750 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Advocate Aurora Health Credit Group, Series 2018 B-1, 5.000%, 8/15/54,
(Mandatory Put 7/01/27)
7/26 at 100.00 7,975,418
2,945 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 2,885,817
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 2,674,058
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%,
8/15/36
8/28 at 100.00 1,403,454
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A
:
2,120 4.000%, 10/15/34 10/31 at 100.00 2,195,887
1,455 4.000%, 10/15/35 10/31 at 100.00 1,499,388
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 1,870,334
5,490 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,615,876
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/37
1/27 at 103.00 1,146,023
3,815 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 3,823,095
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39
11/26 at 103.00 1,798,828
1,355 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/25
12/24 at 100.00 1,366,928
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 2,363,093
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 1,247,947
2,555 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 2,546,123
4,760 Wisconsin State, General Obligation Bonds, Refunding Series 2024-1,
5.000%, 5/01/32
No Opt. Call 5,565,260
Total Wisconsin 163,455,579
Wyoming - 1.1%
18,775 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 17,059,530
Casper Community College District, Natrona County, Wyoming, Revenue
Bonds, Refunding Series 2021
:
960 4.000%, 4/15/37 4/31 at 100.00 993,831
1,000 4.000%, 4/15/38 4/31 at 100.00 1,025,446
315 4.000%, 4/15/40 4/31 at 100.00 317,500
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming (continued)
$ 800 5.000%, 6/01/33 6/32 at 100.00 $ 910,305
1,415 5.000%, 6/01/34 6/32 at 100.00 1,608,639
8,730 Sweetwater County 2023 Specific Purpose Joint Powers Board, Wyoming,
Sales and Use Excise Tax Revenue Bonds, Series 2023, 5.000%, 6/15/27
No Opt. Call 9,225,644
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 26,646,060
4,215 University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage
Program, Refunding Series 2021A, 5.000%, 6/01/26
No Opt. Call 4,378,190
2,790 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 2,790,780
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 5,377,757
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 2,760,345
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 4,932,364
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 4,337,569
2,700 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 2,734,073
Total Wyoming 85,098,033
Total Municipal Bonds
(cost $7,345,668,699) 7,057,148,856
Shares Description (a) Value
X –
COMMON STOCKS - 2 .3 % X 169,386,644
Utilities - 2.3%
76,300 (f),(h),(i) Vistra Vision $ 169,386,644
Total Utilities 169,386,644
Total Common Stocks
(cost $55,930,174) 169,386,644
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2% X 16,490,064
$ 4,693 Federal Home Loan Mortgage Corporation, Notes, 2022
M068
3.150% 10/15/36 $ 3,973,072
3,772 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140% 1/25/40 3,644,129
8,029 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, 2021 ML10
2.032% 1/25/38 6,095,064
2,978 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 2,777,799
Total Asset-Backed and Mortgage-Backed Securities
(cost $19,353,563) 16,490,064
Total Long-Term Investments
(cost $7,420,952,436) 7,243,025,564

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.6%
X –
MUNICIPAL BONDS - 1 .6 % X 117,505,000
California - 0.2%
$ 17,600 (j) San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Tender Option Bond Trust Series 2023-XM1148,
3.500%, 7/01/29, (Mandatory Put 4/3/2024), 144A
No Opt. Call $ 17,600,000
Total California 17,600,000
Massachusetts - 0.2%
6,580 (j) Massachusetts Bay Transportation Authority, General Obligation
Transportation System Bonds, Variable Rate Demand Series 2000A-2,
3.590%, 3/01/30, (Mandatory Put 4/4/2024)
9/24 at 100.00 6,580,000
5,000 (j) Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2024E-2, 3.650%, 7/01/52
3/24 at 100.00 5,000,000
Total Massachusetts 11,580,000
National - 0.4%
13,400 (j) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5027. Ticker Symbol - IIM, 3.650%, 10/09/24,
(AMT), 144A
No Opt. Call 13,400,000
5,000 (j) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 3.100%, 10/09/24,
(AMT), (Mandatory Put 4/3/2024), 144A
No Opt. Call 5,000,000
10,000 (j) J P Morgan Chase Putters / Drivers Tr Var Sts - Drivers-Ser 5055, 3.850%,
8/29/26, (AMT), (Mandatory Put 4/3/2024), 144A
11/25 at 100.00 10,000,000
Total National 28,400,000
New York - 0.3%
5,000 (j) Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Series 2009A, 3.000%, 9/01/39, (Mandatory Put 4/3/2024)
2/24 at 100.00 5,000,000
6,425 (j) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Adjustable Rate Series AA-2, 3.400%, 6/15/46, (Mandatory Put 4/3/2024)
2/24 at 100.00 6,425,000
10,000 (j) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-3, 3.750%, 2/01/44
3/24 at 100.00 10,000,000
Total New York 21,425,000
Ohio - 0.2%
13,010 (j) Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Variable Rate Demand Series 2016A, 3.550%, 12/01/36,
(Mandatory Put 4/3/2024)
2/24 at 100.00 13,010,000
Total Ohio 13,010,000
Tennessee - 0.2%
18,490 (j) Blount County Public Building Authority, Tennessee, Local Government
Public Improvement Revenue Bonds, Series 2003C1-A, 3.490%, 6/01/29,
(Mandatory Put 4/4/2024)
2/24 at 100.00 18,490,000
Total Tennessee 18,490,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 0.1%
$ 7,000 (j) Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Series 2006B, 3.780%, 4/01/36, (Mandatory Put 4/4/2024)
2/24 at 100.00 $ 7,000,000
Total Texas 7,000,000
Total Municipal Bonds
(cost $117,505,000) 117,505,000
Total Short-Term Investments
(cost $117,505,000) 117,505,000
Total Investments (cost $ 7,538,457,436 ) - 99 .3% 7,360,530,564
Borrowings - (0.2)% (k) (13,123,198)
Other Assets & Liabilities, Net -   0.9% 67,065,068
Net Assets - 100% $ 7,414,472,434
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Borrowings as a percentage of Total Investments is 0.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.5%
X –
MUNICIPAL BONDS - 95 .1 % X 4,972,482,611
Alabama - 1.7%
$ 10,000 (c) Alabama Federal Aid Highway Finance Authority, Special Obligation
Revenue Bonds, Series 2016A, 5.000%, 9/01/35, (Pre-refunded 9/01/26)
9/26 at 100.00 $ 10,474,903
7,890 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/27
No Opt. Call 8,480,892
1,760 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 1,766,824
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.68 7,537,441
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 3,375,862
5,800 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 6,354,115
1,000 (c) Central Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT), 144A
7/25 at 103.00 1,030,355
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 8,247,042
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 11,326,278
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 7,271,252
5,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 5,349,258
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 8,947,991
9,950 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 10,314,966
Total Alabama 90,477,179
Alaska - 1.3%
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call 1,347,393
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 9,930,818
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 18,502,131
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 2,885,571
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 6,676,120

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alaska (continued)
$ 3,565 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%,
1/01/26, (AMT)
7/25 at 100.00 $ 3,586,191
Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019
:
5,145 5.000%, 4/01/27 No Opt. Call 5,349,880
5,355 5.000%, 4/01/28 No Opt. Call 5,648,606
5,575 5.000%, 4/01/29 No Opt. Call 5,950,362
2,595 Alaska State, General Obligation Bonds, Series 2023A, 5.000%, 8/01/24 No Opt. Call 2,605,666
1,675 North Slope Borough, Alaska, General Obligation Bonds, General
Purpose Series 2023A, 5.000%, 6/30/26
No Opt. Call 1,746,828
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
550 5.000%, 6/01/24 No Opt. Call 551,140
1,000 5.000%, 6/01/25 No Opt. Call 1,017,487
Total Alaska 65,798,193
Arizona - 1.5%
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,585 (c) 5.000%, 10/01/26, (ETM) No Opt. Call 5,861,366
5,055 (c) 5.000%, 10/01/27, (ETM) No Opt. Call 5,427,048
6,760 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 6,798,360
8,935 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 8,944,778
11,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 11,337,966
3,600 Chandler, Arizona, General Obligation Bonds, Series 2017, 2.300%,
7/01/28
7/27 at 100.00 3,396,853
4,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 4.125%, 9/01/32,
(AMT), (Mandatory Put 3/31/26)
No Opt. Call 3,981,834
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-1, 5.000%, 1/01/53, (Mandatory Put
5/15/26)
11/25 at 100.82 5,155,707
2,915 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.020%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
4/24 at 100.00 2,911,429
10,050 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory Put
6/01/24)
No Opt. Call 10,017,458
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 4,060,376
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 1,939,957

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2015, 5.000%, 7/01/26
7/25 at 100.00 $ 3,691,286
2,055 Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series
2014, 5.000%, 8/01/24
No Opt. Call 2,063,243
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.300%,
6/01/27, (AMT)
No Opt. Call 3,379,265
Total Arizona 78,966,926
Arkansas - 0.5%
10,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 10,249,311
430 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 426,056
2,195 Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014, 5.000%, 12/01/24
No Opt. Call 2,209,012
2,120 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 1,918,127
Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2019
:
2,560 3.000%, 2/01/27 8/24 at 100.00 2,527,325
2,915 3.000%, 2/01/28 8/24 at 100.00 2,866,271
3,915 3.000%, 2/01/29 8/24 at 100.00 3,828,676
Total Arkansas 24,024,778
California - 3.2%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory
Put 4/01/26)
10/25 at 100.00 16,985,870
4,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 4,217,386
3,550 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 3,916,059
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 5,024,237
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
605 5.000%, 6/01/24 No Opt. Call 606,372
805 5.000%, 6/01/25 No Opt. Call 818,893
2,030 5.000%, 6/01/27 No Opt. Call 2,143,029
2,915 5.000%, 6/01/28 No Opt. Call 3,133,214
3,355 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call 3,732,053
8,835 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,547,915
3,120 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 3,162,035

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 9,685 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
4/24 at 100.00 $ 9,661,134
California Municipal Finance Authority, Revenue Bonds, Community
Medical Centers, Series 2017A
:
1,700 5.000%, 2/01/25 No Opt. Call 1,710,626
2,000 5.000%, 2/01/26 No Opt. Call 2,034,244
1,500 5.000%, 2/01/27 No Opt. Call 1,551,152
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured, (AMT)
6/28 at 100.00 18,530,317
9,300 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%, 10/01/44,
(AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 8,873,296
1,575 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,582,057
6,840 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,813,800
6,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 6,007,762
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 6,644,740
5,600 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,660,753
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 1,021,163
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
1,070 5.000%, 12/01/26, 144A No Opt. Call 1,097,023
350 5.000%, 12/01/27, 144A No Opt. Call 360,991
765 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/24, (ETM)
No Opt. Call 767,596
445 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 495,011
5,010 (c) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 5,118,401
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A
:
1,000 5.000%, 5/15/25, (AMT) No Opt. Call 1,015,842
1,500 5.000%, 5/15/26, (AMT) No Opt. Call 1,544,852
2,250 5.000%, 5/15/27, (AMT) No Opt. Call 2,359,558
2,000 5.000%, 5/15/28, (AMT) No Opt. Call 2,135,620
2,835 5.000%, 5/15/29, (AMT) No Opt. Call 3,078,214
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call 4,127,047

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 4,725 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/26, (AMT)
No Opt. Call $ 4,866,285
2,780 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put 10/15/30)
4/30 at 100.00 3,133,503
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B
:
2,000 5.000%, 7/01/28, (AMT) No Opt. Call 2,127,258
2,000 5.000%, 7/01/29, (AMT) No Opt. Call 2,162,280
4,245 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/36, (AMT)
5/29 at 100.00 4,533,112
3,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/28, (AMT)
No Opt. Call 3,670,272
3,000 University of California, General Revenue Bonds, Series 2023BM, 5.000%,
5/15/28
No Opt. Call 3,294,500
Total California 168,265,472
Colorado - 2.9%
2,900 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
4/24 at 100.00 2,692,296
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
5/24 at 100.00 7,614,693
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 19,915,221
18,470 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 18,930,714
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call 1,041,072
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/29
No Opt. Call 5,518,781
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62, (Mandatory Put
8/15/28)
8/27 at 102.27 13,969,622
4,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 5.000%, 1/01/27
No Opt. Call 4,880,834
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 485,520
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 1,876,266
288 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
4/24 at 102.00 286,119
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
6,435 5.000%, 11/15/26, (AMT) No Opt. Call 6,686,299
5,600 5.000%, 11/15/27, (AMT) No Opt. Call 5,925,596
4,580 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022C, 5.000%, 11/15/25
No Opt. Call 4,711,787

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 7,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call $ 7,051,192
2,470 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/26, (AMT)
No Opt. Call 2,564,035
1,290 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.000%, 11/15/26, (AMT)
No Opt. Call 1,338,081
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call 9,417,433
3,000 (d) E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2021B, 3.908%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67% reference rate + 0.350% spread)
6/24 at 100.00 2,995,168
1,759 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
4/24 at 102.00 1,753,078
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
475 5.000%, 7/15/24 No Opt. Call 475,939
325 5.000%, 1/15/25 No Opt. Call 327,487
400 5.000%, 7/15/25 No Opt. Call 405,909
500 3.000%, 1/15/26 No Opt. Call 492,050
425 5.000%, 7/15/26 No Opt. Call 438,111
1,425 5.000%, 1/15/27 No Opt. Call 1,480,977
625 5.000%, 7/15/27 No Opt. Call 655,176
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 536,770
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 398,655
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 735,397
17,545 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
5/24 at 100.00 17,559,348
6,600 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call 6,409,675
Total Colorado 149,569,301
Connecticut - 2.5%
6,700 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 6,688,593
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call 1,245,005
27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put 7/12/24)
No Opt. Call 27,170,258
9,620 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017C-2, 2.800%, 7/01/57, (Mandatory Put 2/03/26)
No Opt. Call 9,454,839
18,070 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call 17,596,557
28,090 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
4/24 at 100.00 27,879,182

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 $ 1,972,263
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 4,398,309
3,525 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 2,904,478
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 3,453,738
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 962,828
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 3,235,122
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 3,047,199
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 9,597,593
1,500 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call 1,576,650
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
:
6,085 5.000%, 7/01/25 No Opt. Call 6,215,490
3,210 5.000%, 7/01/26 No Opt. Call 3,346,395
1,000 West Haven, Connecticut, General Obligation Bonds, Series 2012,
5.000%, 8/01/25 - AGM Insured
4/24 at 100.00 1,000,904
Total Connecticut 131,745,403
Delaware - 0.9%
27,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 25,657,300
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,463,101
14,130 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series 2020,
1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call 13,581,555
Total Delaware 47,701,956
District of Columbia - 1.5%
5,005 District of Columbia, General Obligation Bonds, Refunding Series 2023B,
5.000%, 6/01/26
No Opt. Call 5,212,646
25,050 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call 25,728,740
3,700 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2023C, 5.000%, 10/01/32
No Opt. Call 4,382,068
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 3,838,734
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Forward Delivery Series 2020A, 5.000%, 10/01/31,
(AMT)
10/30 at 100.00 5,485,780
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/32, (AMT)
10/26 at 100.00 5,168,037

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 7,320 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/25, (AMT)
No Opt. Call $ 7,467,718
8,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,657,702
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
2,700 5.000%, 10/01/27, (AMT) No Opt. Call 2,850,707
3,000 5.000%, 10/01/28, (AMT) No Opt. Call 3,224,748
6,540 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/33, (AMT)
10/32 at 100.00 7,364,126
Total District of Columbia 79,381,006
Florida - 4.4%
4,185 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/27, (AMT)
10/25 at 100.00 4,250,282
2,000 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/34, (AMT)
10/27 at 100.00 2,092,336
12,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 12,502,929
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 26,759,189
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 24,943,018
9,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 9,844,895
20,320 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 20,315,735
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 1,592,312
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 6,227,924
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 1,754,680
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 2,145,875
Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C
:
5,000 4.000%, 6/01/32 6/24 at 100.00 5,000,949
5,910 4.000%, 6/01/34 6/24 at 100.00 5,911,122
10,000 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,040,407
7,445 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2014, 4.000%, 9/01/34
9/24 at 100.00 7,399,062
22,060 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/27, (AMT)
No Opt. Call 23,291,329
2,610 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,705,968

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 10,000 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 $ 10,046,890
9,030 Lee County, Florida, Airport Revenue Bonds, Refunding Series 2021A,
5.000%, 10/01/30, (AMT)
No Opt. Call 9,826,699
Manatee County School District, Florida, Sales Tax Revenue Bonds, Series
2017
:
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call 2,868,843
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call 2,439,144
2,095 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 2,202,141
3,110 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 3,266,647
2,690 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 2,826,914
5,005 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/36, (AMT)
10/24 at 100.00 5,022,378
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory Put
7/01/24)
No Opt. Call 2,477,333
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
2,170 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 2,295,714
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 9,756,567
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call 2,297,191
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,215 5.000%, 8/15/24 No Opt. Call 2,223,108
5,500 5.000%, 8/15/25 No Opt. Call 5,599,111
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
4/24 at 100.00 269,908
305 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
4/24 at 100.00 3
Total Florida 230,196,603
Georgia - 2.4%
Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G
:
2,000 5.000%, 7/01/26, (AMT) No Opt. Call 2,064,287
1,250 5.000%, 7/01/27, (AMT) No Opt. Call 1,313,805
2,625 5.000%, 7/01/28, (AMT) No Opt. Call 2,809,194
5,000 5.000%, 7/01/29, (AMT) No Opt. Call 5,428,287
2,500 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E, 5.000%, 7/01/24,
(AMT)
No Opt. Call 2,505,624
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 2,538,477
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 2,233,949
24,720 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call 24,728,551
5,000 Georgia State, General Obligation Bonds, Refunding Series 2023C,
5.000%, 1/01/33
No Opt. Call 5,953,891
Georgia State, General Obligation Bonds, Series 2017A
:
5,055 5.000%, 2/01/29 2/27 at 100.00 5,372,168

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,085 5.000%, 2/01/32 2/27 at 100.00 $ 5,393,243
6,070 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 6,292,428
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 12,406,802
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,004,372
6,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 6,811,693
17,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 17,422,238
8,150 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 8,634,049
3,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 3,740,822
1,035 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2,
3.875%, 10/01/48, (Mandatory Put 3/06/26)
No Opt. Call 1,042,312
Total Georgia 126,696,192
Guam - 0.0%
2,365 Guam Power Authority, Revenue Bonds, Refunding Series 2022A, 5.000%,
10/01/24
No Opt. Call 2,371,004
Total Guam 2,371,004
Hawaii - 0.6%
2,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 1,653,370
14,640 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 11,640,514
9,525 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 8,254,252
5,900 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 6,286,558
2,205 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 2,247,190
Total Hawaii 30,081,884
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
6,020 5.000%, 3/01/26 No Opt. Call 6,174,814
4,815 5.000%, 3/01/29 9/28 at 100.00 5,103,351
4,880 5.000%, 3/01/31 9/28 at 100.00 5,172,841
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 12,824,266
Total Idaho 29,275,272

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 5.8%
Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, Series 2016
:
$ 1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call $ 1,303,854
1,515 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 1,557,529
Champaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A
:
550 0.000%, 1/01/26 No Opt. Call 512,711
780 0.000%, 1/01/27 No Opt. Call 700,465
585 0.000%, 1/01/28 No Opt. Call 506,784
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 21,304,083
3,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 3,385,591
1,455 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call 1,302,525
13,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A., 5.000%, 1/01/32
1/25 at 100.00 13,105,732
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C
:
1,250 5.000%, 1/01/25 No Opt. Call 1,258,148
5,975 5.000%, 1/01/26 No Opt. Call 6,097,925
2,510 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.000%, 1/01/34
1/32 at 100.00 2,764,055
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
4,360 5.000%, 1/01/25 No Opt. Call 4,400,372
1,970 5.000%, 1/01/26 No Opt. Call 2,018,396
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
1,185 5.000%, 1/01/27 - BAM Insured No Opt. Call 1,233,845
3,250 5.000%, 1/01/28 - BAM Insured No Opt. Call 3,437,541
DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds, Limited Tax Capital Appreciation School Series 2018
:
980 0.000%, 12/15/26 No Opt. Call 880,324
20 (c) 0.000%, 12/15/26, (ETM) No Opt. Call 18,390
1,050 0.000%, 12/15/27 No Opt. Call 912,719
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 8,055,328
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call 20,339,607
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series 2012,
1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call 10,629,890
2,725 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 2,764,389
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
2,240 (c) 5.000%, 9/01/24, (ETM) No Opt. Call 2,250,839
865 (c) 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 869,186
11,835 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 12,154,740

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,225 Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call $ 1,237,287
Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital,
Series 2016A
:
1,075 (c) 5.000%, 8/15/24, (ETM) No Opt. Call 1,078,852
2,000 (c) 5.000%, 8/15/25, (ETM) No Opt. Call 2,038,447
3,000 (c) 5.000%, 8/15/26, (ETM) No Opt. Call 3,114,375
1,000 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 1,053,243
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 7,185,148
2,000 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 3.875%, 5/01/40,
(Mandatory Put 9/01/28)
No Opt. Call 2,007,988
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
6/24 at 100.00 17,491,800
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 7,833,345
2,655 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call 2,680,689
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,047,620
5,465 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/28
6/26 at 100.00 5,660,596
1,455 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 1,482,463
Illinois State, General Obligation Bonds, November Series 2017D
:
4,015 5.000%, 11/01/24 No Opt. Call 4,047,849
1,000 5.000%, 11/01/25 No Opt. Call 1,024,547
7,140 3.250%, 11/01/26 No Opt. Call 7,029,042
8,820 5.000%, 11/01/26 No Opt. Call 9,200,401
19,760 5.000%, 11/01/27 No Opt. Call 21,009,553
5,825 5.000%, 11/01/28 11/27 at 100.00 6,177,132
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 5,497,765
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 11,114,326
3,755 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,805,502
435 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 447,768
4,415 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 4,543,450
5,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior Lien
Anticipation Notes Series 2022, 5.000%, 1/01/25
No Opt. Call 5,023,429
1,235 LaSalle and Bureau Counties High School District 120 LaSalle-Peru,
Illinois, General Obligation Bonds, School Building Series 2017, 5.000%,
12/01/26 - BAM Insured
No Opt. Call 1,283,933
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
775 5.000%, 12/15/25 No Opt. Call 792,081
1,925 5.000%, 12/15/26 No Opt. Call 1,997,163

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 360 5.000%, 12/15/27 No Opt. Call $ 379,963
1,945 5.000%, 12/15/28 12/27 at 100.00 2,051,494
650 5.000%, 12/15/30 12/27 at 100.00 685,373
North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service
Area 19, Refunding Series 2019
:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 1,033,051
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 1,014,584
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 1,896,321
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 1,991,697
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call 330,846
250 5.000%, 10/01/26 - BAM Insured No Opt. Call 257,681
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
2,680 (c) 5.000%, 6/01/24, (ETM) No Opt. Call 2,683,928
6,245 (c) 5.000%, 6/01/25, (ETM) No Opt. Call 6,347,820
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call 995,146
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call 1,251,262
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 1,222,570
8,240 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Series 2018C, 5.000%, 1/01/28
No Opt. Call 8,820,474
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A
:
2,725 5.000%, 2/15/26 No Opt. Call 2,781,585
3,655 5.000%, 2/15/27 No Opt. Call 3,782,140
Total Illinois 302,196,697
Indiana - 3.5%
14,235 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 13,203,294
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call 4,233,245
Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A
:
8,885 4.000%, 3/01/38, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 8,813,066
21,115 4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 20,820,820
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 1,100,637
Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1
:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call 5,755,418
7,480 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 7,545,023
12,600 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 12,383,817
7,330 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28)
7/27 at 101.76 7,802,373

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 $ 7,467,994
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Forward Delivery Series 2022A
:
1,500 5.000%, 10/01/26 No Opt. Call 1,570,904
1,645 5.000%, 10/01/27 No Opt. Call 1,759,269
1,250 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A, 5.000%, 10/01/26
10/24 at 100.00 1,259,625
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 2,821,770
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 966,533
2,610 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 2,018,120
6,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D, 5.000%,
1/01/27, (AMT)
No Opt. Call 6,236,120
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call 8,028,616
10,925 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call 11,170,393
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
465 5.000%, 10/01/24 No Opt. Call 468,162
545 5.000%, 10/01/25 10/24 at 100.00 549,411
830 5.000%, 10/01/26 10/24 at 100.00 836,637
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call 2,948,677
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call 11,458,374
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call 12,817,551
8,500 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 8,508,683
13,805 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 14,103,519
5,745 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 5,850,178
Total Indiana 182,498,229
Iowa - 0.3%
5,300 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 5,536,716
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 2,365,923
2,225 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 1,921,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 2,620 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 $ 2,264,879
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 2,405,847
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 1,567,811
Total Iowa 16,062,176
Kansas - 0.4%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
4/24 at 100.00 9,285,218
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
10,360 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 11,666,950
2,000 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 2,145,532
Total Kansas 23,097,700
Kentucky - 2.5%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds,
Duke Energy Kentucky, Refunding Series 2008A, 3.700%, 8/01/27
6/27 at 100.00 7,628,747
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call 5,644,550
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call 27,854,268
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A
:
6,000 5.000%, 6/01/24 No Opt. Call 5,993,718
4,200 5.000%, 6/01/25 No Opt. Call 4,205,860
3,350 Louisville and Jefferson County Metropolitan Government Board of Water
Works, Kentucky, Water System Revenue Bonds, Refunding Series 2022,
5.000%, 11/15/25
No Opt. Call 3,453,362
4,200 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 4,532,642
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001A, 0.900%, 9/01/26
No Opt. Call 3,699,849
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 7,235,375
18,090 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call 17,374,425
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27
No Opt. Call 3,634,813
1,350 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28)
No Opt. Call 1,360,860
1,300 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 1,297,717
2,950 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 2,949,946

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 3,250 Rural Water Financing Agency, Kentucky, Construction Notes, USDA Public
Projects Series 2023A, 3.900%, 11/01/25
4/24 at 100.00 $ 3,236,552
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call 2,815,369
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 9,225,103
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 18,815,859
Total Kentucky 130,959,015
Louisiana - 3.3%
20,575 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 20,145,799
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 679,434
1,900 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.000%, 12/01/39, (WI/DD)
6/33 at 100.00 1,879,196
2,885 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, American Biocarbon
CT LLC Series 2021, 4.000%, 12/01/46, (AMT), (Mandatory Put 6/25/24)
5/24 at 100.00 2,882,550
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A
:
1,105 5.000%, 10/01/24 No Opt. Call 1,109,803
3,000 4.000%, 10/01/25 No Opt. Call 3,012,846
19,420 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 18,761,287
29,860 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call 30,177,935
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/28)
No Opt. Call 4,221,772
10,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory Put
5/15/25)
11/24 at 102.04 10,109,017
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
1,010 5.000%, 5/15/29 5/25 at 100.00 1,028,310
1,000 5.000%, 5/15/30 5/25 at 100.00 1,019,000
1,565 (c) Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/24 - AGM Insured, (ETM)
No Opt. Call 1,572,573
Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C
:
2,655 5.000%, 5/01/29 11/27 at 100.00 2,835,321
3,040 5.000%, 5/01/30 11/27 at 100.00 3,240,321
3,070 5.000%, 5/01/31 11/27 at 100.00 3,269,014
675 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/26
6/25 at 100.00 687,699

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call $ 3,054,550
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,730,243
16,405 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 16,299,819
18,605 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 18,490,194
18,080 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 17,255,760
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 9,590,755
Total Louisiana 175,053,198
Maine - 0.2%
610 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call 611,706
2,955 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 2,205,733
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 959,920
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 2,350,306
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 1,549,290
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 1,636,244
Total Maine 9,313,199
Maryland - 1.4%
7,205 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call 7,410,882
8,130 Baltimore County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2020, 5.000%, 3/01/27
No Opt. Call 8,626,496
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 9,565
2,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/26
No Opt. Call 1,992,006
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 6,093,746
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 3,518,416
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 3,895,321

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 $ 9,060,606
8,310 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 1.875%, 9/01/36
3/30 at 100.00 6,353,394
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 9,879,880
500 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/24
No Opt. Call 500,740
4,580 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 5,051,774
9,870 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Refunding Series 2020, 5.000%, 6/01/25
No Opt. Call 10,069,906
Total Maryland 72,462,732
Massachusetts - 1.1%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
735 5.000%, 7/01/24 No Opt. Call 733,655
795 5.000%, 7/01/25 7/24 at 100.00 788,048
2,190 Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2023M, 5.000%, 7/01/32
No Opt. Call 2,528,570
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call 1,524,061
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,780 5.000%, 7/01/29 7/28 at 100.00 2,969,453
2,750 5.000%, 7/01/30 7/28 at 100.00 2,944,206
2,515 5.000%, 7/01/31 7/28 at 100.00 2,693,252
2,100 5.000%, 7/01/32 7/28 at 100.00 2,248,676
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
130 5.000%, 7/15/24, 144A No Opt. Call 129,757
125 5.000%, 7/15/25, 144A No Opt. Call 124,626
160 5.000%, 7/15/26, 144A No Opt. Call 160,261
170 5.000%, 7/15/27, 144A No Opt. Call 171,256
175 5.000%, 7/15/28, 144A No Opt. Call 177,379
220 5.000%, 7/15/30, 144A No Opt. Call 225,687
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 2,113,951
2,135 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A,
2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call 2,095,694
1,985 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 1,743,938
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022A-2
:
525 2.150%, 6/01/24 4/24 at 100.00 523,135
1,000 2.650%, 6/01/26 6/25 at 100.00 974,779
5,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 5,034,953

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 1,470 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 $ 1,449,989
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 4,292,674
3,500 Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Series 2023C2, 4.000%, 12/01/27
12/26 at 100.00 3,517,686
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 3,965,337
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 780,201
2,725 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 2,155,702
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 5,985,940
5,000 Plymouth, Massachusetts, General Obligation Bonds, Anticipation Notes
Series 2023, 5.000%, 6/28/24
No Opt. Call 5,014,098
Total Massachusetts 57,066,964
Michigan - 2.0%
Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
:
4,000 5.000%, 4/15/26 No Opt. Call 4,143,427
2,600 5.000%, 4/15/27 No Opt. Call 2,746,559
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory Put 11/16/26)
5/26 at 100.00 5,154,948
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,000 5.000%, 6/01/27 No Opt. Call 2,095,744
4,540 5.000%, 6/01/28 No Opt. Call 4,826,867
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 6,633,104
2,850 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
4/24 at 100.00 2,727,885
2,530 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
4/24 at 100.00 2,499,626
10,000 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2023A, 3.750%, 4/01/27
4/24 at 100.00 10,000,452
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 1,779,846
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 4,987,818
10,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 8,906,283
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 12,301,274
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 4,610,632
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 1,980,324
200 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 5.000%, 11/15/24
No Opt. Call 201,794

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 3,025 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.000%, 11/15/26
No Opt. Call $ 3,180,359
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 6,950,044
7,100 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Collateralized Series 2023DT,
3.875%, 6/01/53, (AMT), (Mandatory Put 6/03/30)
3/30 at 100.00 7,146,580
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,284,460
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 1,190,568
7,500 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023E, 5.000%, 12/01/28 -
AGM Insured, (AMT)
No Opt. Call 8,071,822
Total Michigan 104,420,416
Minnesota - 1.1%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
4/24 at 100.00 16,669,081
5,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 5,354,970
1,265 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 1,076,335
2,235 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 1,876,746
4,330 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 3,427,778
5,595 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 4,490,297
5,045 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 3,991,308
8,415 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 6,909,498
3,285 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Social Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 2,774,374
2,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 2,017,601
6,820 Minnesota Public Facilities Authority, State Clean Water Revolving Fund
Revenue Bonds, Series 2016A, 5.000%, 3/01/31
3/26 at 100.00 7,072,330
Total Minnesota 55,660,318
Mississippi - 0.5%
7,575 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding Series
2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 7,340,842
5,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
4/24 at 100.00 5,816,051
1,210 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 1,006,677

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi (continued)
$ 615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 $ 475,807
5,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 4.125%, 9/01/36,
(Mandatory Put 8/28/24)
No Opt. Call 4,990,380
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call 3,687,997
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
205 5.000%, 10/15/24 No Opt. Call 206,043
1,500 5.000%, 10/15/26 No Opt. Call 1,555,129
Total Mississippi 25,078,926
Missouri - 0.7%
5,330 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 5,019,003
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 10,358,169
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 4,678,762
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A
:
1,165 5.000%, 6/01/25 No Opt. Call 1,184,982
2,520 5.000%, 6/01/27 No Opt. Call 2,647,062
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.500%, 11/01/34
5/29 at 100.00 655,877
1,065 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
1.950%, 11/01/36
5/30 at 100.00 820,761
1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
1.800%, 11/01/36
5/30 at 100.00 1,418,457
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A
:
2,420 5.000%, 1/01/25 No Opt. Call 2,438,264
5,100 5.000%, 1/01/26 1/25 at 100.00 5,152,103
855 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023B, 5.000%, 7/01/24, (AMT)
No Opt. Call 855,884
Total Missouri 35,229,324
Montana - 0.1%
Gallatin County, Montana, General Obligation Bonds, Series 2023
:
1,365 5.000%, 7/01/33 No Opt. Call 1,609,852
1,300 5.000%, 7/01/35 7/33 at 100.00 1,525,185
Lewis and Clark County School District 9 East Helena, Montana, General
Obligation Bonds, School Building Series 2018
:
1,000 5.000%, 7/01/27 No Opt. Call 1,061,177
1,055 5.000%, 7/01/28 No Opt. Call 1,140,787
1,335 5.000%, 7/01/29 7/28 at 100.00 1,452,496
750 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 1.850%, 12/01/36
6/30 at 100.00 565,955

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Montana (continued)
$ 500 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
1.850%, 12/01/36
12/30 at 100.00 $ 377,304
Total Montana 7,732,756
National - 0.0%
2,675 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call 2,473,217
Total National 2,473,217
Nebraska - 0.7%
8,345 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 8,829,350
3,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 3,899,594
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 826,741
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 1,689,391
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 7,187,743
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 1,927,444
3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 2,861,655
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,674,856
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series
2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 6,199,552
Total Nebraska 35,096,326
Nevada - 0.9%
8,640 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call 8,803,334
1,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call 997,013
6,385 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 6,710,917
19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call 20,124,738
3,500 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 3.750%, 1/01/36, (Mandatory
Put 3/31/26)
3/26 at 100.00 3,477,074
950 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 5.000%, 7/01/25
No Opt. Call 966,984
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 2,284,624
Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A
:
1,970 1.850%, 10/01/33 10/30 at 100.00 1,578,637
1,970 2.000%, 10/01/36 10/30 at 100.00 1,524,700

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 $ 2,349,977
Total Nevada 48,817,998
New Hampshire - 0.4%
8,440 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call 8,462,778
11,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 11,628,751
Total New Hampshire 20,091,529
New Jersey - 3.1%
Delran Township, New Jersey, General Obligation Bonds, Series 2019
:
1,000 2.000%, 10/15/27 No Opt. Call 940,610
1,000 2.000%, 10/15/28 No Opt. Call 923,618
1,000 2.000%, 10/15/29 No Opt. Call 912,974
450 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 450,151
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019
:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call 3,486,314
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call 3,746,529
1,310 Mahwah Township, Bergen County, New Jersey, General Improvement,
Water and Sewer Utility Bonds, Series 2023, 1.000%, 1/15/25
No Opt. Call 1,277,409
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call 410,398
6,115 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 5,978,330
10,545 New Jersey Economic Development Authority, Revenue Bonds, Municipal
Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call 10,658,479
7,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 6/15/26, (WI/
DD)
No Opt. Call 7,252,987
3,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 3,235,076
6,135 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33, (Pre-refunded
12/15/28)
12/28 at 100.00 6,763,983
300 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/24
No Opt. Call 300,623
1,300 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
4/24 at 100.50 1,302,897
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call 8,517,502
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 5.000%,
7/01/29
7/26 at 100.00 2,685,307
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021B
:
3,500 0.650%, 5/01/24 No Opt. Call 3,490,022

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 6,335 0.750%, 11/01/24 No Opt. Call $ 6,152,278
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I
:
2,515 2.650%, 10/01/24 No Opt. Call 2,494,874
2,915 2.750%, 4/01/25 No Opt. Call 2,858,474
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
1,580 5.000%, 6/01/24 No Opt. Call 1,582,657
1,210 5.000%, 6/01/25 No Opt. Call 1,232,003
2,800 5.000%, 6/01/26 No Opt. Call 2,906,023
2,270 4.000%, 6/01/30 No Opt. Call 2,433,555
1,005 4.000%, 6/01/31 No Opt. Call 1,088,037
7,220 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 7,473,644
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
7,150 5.000%, 12/15/25 No Opt. Call 7,349,182
5,020 5.000%, 12/15/26 No Opt. Call 5,257,124
3,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 3,952,455
500 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021, 5.000%, 7/15/24
No Opt. Call 501,389
3,200 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 3,210,699
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
5,420 5.000%, 6/01/24 No Opt. Call 5,428,706
4,000 5.000%, 6/01/25 No Opt. Call 4,067,622
5,010 5.000%, 6/01/27 No Opt. Call 5,284,212
4,590 5.000%, 6/01/28 No Opt. Call 4,926,764
14,205 5.000%, 6/01/29 6/28 at 100.00 15,268,373
2,385 4.000%, 6/01/37 6/28 at 100.00 2,418,069
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 6,390,334
6,710 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 6,665,650
Total New Jersey 161,275,333
New Mexico - 1.3%
13,620 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010A,
0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call 12,289,405
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010B,
3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 9,977,450
New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission  Refunding Senior Lien, Series 2022A
:
16,320 5.000%, 6/15/25 No Opt. Call 16,657,597
11,940 5.000%, 6/15/26 No Opt. Call 12,453,769
4,595 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 4,669,455

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
$ 1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 $ 1,498,459
2,140 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 1,668,173
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 757,499
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2015A
:
1,625 5.000%, 6/15/24 No Opt. Call 1,627,789
1,690 5.000%, 6/15/25 No Opt. Call 1,720,946
1,760 5.000%, 6/15/26 6/25 at 100.00 1,790,842
534 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call 524,485
Total New Mexico 65,635,869
New York - 7.8%
10,000 Chautauqua County Capital Resource Corporation, New York, Facilities
Revenue Bonds, NRG Energy Project Refunding Series 2020, 4.250%,
4/01/42, (Mandatory Put 4/03/28)
No Opt. Call 10,111,186
1,725 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,757,029
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,640,734
1,015 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Forward Delivery Series 2020A, 5.000%, 7/01/25
No Opt. Call 1,037,142
4,365 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50, (Mandatory Put
9/01/25)
3/25 at 100.00 4,163,686
11,850 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
4/24 at 100.00 11,274,697
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%,
11/15/32
11/26 at 100.00 5,248,349
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/26
No Opt. Call 5,230,654
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E
:
1,500 5.000%, 11/15/30 No Opt. Call 1,683,633
2,250 5.000%, 11/15/32 11/30 at 100.00 2,515,407
10,850 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 11,159,419
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
1,075 5.000%, 7/01/24 No Opt. Call 1,076,591
685 5.000%, 7/01/25 7/24 at 100.00 686,834
1,065 5.000%, 7/01/26 7/24 at 100.00 1,067,614
1,500 5.000%, 7/01/27 7/24 at 100.00 1,503,945
10,020 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023A-2, 3.700%, 5/01/63,
(Mandatory Put 12/30/27)
12/25 at 100.00 10,026,769

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 10,200 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond 2021K-2,
0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 $ 9,563,096
5,835 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 4,495,646
2,705 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
4/24 at 100.00 2,631,264
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A
:
3,470 3.450%, 11/01/34 2/27 at 100.00 3,300,611
5,630 1.125%, 5/01/60, (Mandatory Put 11/01/24) 4/24 at 100.00 5,519,218
3,010 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 2,738,253
980 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning Disabilities
Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29 - AGM
Insured
No Opt. Call 918,509
8,845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%, 11/01/28
No Opt. Call 9,719,159
2,740 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 2,946,171
4,340 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/33
8/26 at 100.00 4,509,385
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call 29,349,584
3,750 New York City, New York, General Obligation Bonds, Fiscal 2023 Series C,
5.000%, 8/01/25
No Opt. Call 3,839,728
4,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series D,
5.000%, 8/01/25
No Opt. Call 4,095,710
3,125 New York City, New York, General Obligation Bonds, Fiscal 2023F Series
1, 5.000%, 8/01/26
No Opt. Call 3,262,967
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call 4,953,740
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call 44,651,583
6,150 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
4/24 at 100.00 5,909,387
13,190 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
4/24 at 100.00 12,400,677
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2
:
5,970 1.000%, 11/01/61, (Mandatory Put 11/01/26) 4/24 at 100.00 5,460,554
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 4,507,757
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put 5/01/27)
4/24 at 100.00 9,594,723

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 8,075 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 $ 7,858,048
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 3,311,982
6,670 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory Put
5/01/29)
8/25 at 100.00 6,676,629
9,610 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 8,522,962
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 1,893,825
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 2,826,283
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231
:
3,555 2.000%, 10/01/33 4/30 at 100.00 2,997,663
9,990 2.200%, 10/01/36 4/30 at 100.00 7,984,738
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 3,698,640
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 14,333,256
5,110 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/24 at 100.00 5,111,457
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
5,000 5.000%, 12/01/27, (AMT) No Opt. Call 5,233,288
2,000 5.000%, 12/01/28, (AMT) No Opt. Call 2,124,865
2,000 5.000%, 12/01/29, (AMT) No Opt. Call 2,156,674
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call 3,030,434
Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022
:
1,065 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,113,733
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call 1,069,887
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
3,105 5.000%, 12/01/26, (AMT) No Opt. Call 3,224,012
10,000 5.000%, 12/01/27, (AMT) No Opt. Call 10,533,276
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 4,160,988
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 4,078,840
5,020 Rye City School District, Westchester County, New York, General
Obligation Bonds, Series 2023, 5.000%, 6/28/24
No Opt. Call 5,035,412
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
520 5.000%, 7/01/25 7/24 at 100.00 521,392
500 5.000%, 7/01/27 7/24 at 100.00 501,315

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2
:
$ 1,170 5.000%, 6/01/24 No Opt. Call $ 1,172,639
2,370 5.000%, 6/01/25 No Opt. Call 2,414,474
2,220 5.000%, 6/01/26 No Opt. Call 2,302,130
2,200 5.000%, 6/01/28 No Opt. Call 2,362,921
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
:
5,000 5.000%, 11/15/25 No Opt. Call 5,147,069
15,000 5.000%, 11/15/26 No Opt. Call 15,793,639
475 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call 477,439
8,100 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 8,681,845
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Refunding Series 2022B, 5.000%, 5/15/26
No Opt. Call 10,421,737
1,925 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/26
No Opt. Call 1,987,013
Total New York 406,311,916
North Carolina - 0.5%
3,800 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018C, 3.450%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 3,795,764
5,490 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 5,262,195
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 1,565,743
865 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 747,686
2,760 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 2,425,725
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 4,009,746
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A
:
3,125 5.000%, 1/01/26 No Opt. Call 3,209,561
1,630 5.000%, 1/01/28 1/26 at 100.00 1,679,191
3,285 Raleigh, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 4/01/26
No Opt. Call 3,413,719
Total North Carolina 26,109,330
North Dakota - 0.9%
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
4/24 at 100.00 8,426,607
2,335 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27, (WI/DD)
1/26 at 100.00 2,335,010

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 785 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
4/24 at 100.00 $ 783,820
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A
:
1,655 5.000%, 12/01/25 No Opt. Call 1,663,270
2,380 5.000%, 12/01/26 No Opt. Call 2,408,278
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call 2,601,352
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
200 3.000%, 5/01/25 No Opt. Call 194,659
225 4.000%, 5/01/27 No Opt. Call 221,502
500 3.000%, 5/01/28 5/27 at 100.00 465,596
400 3.000%, 5/01/29 5/27 at 100.00 366,475
430 3.000%, 5/01/30 5/27 at 100.00 390,216
355 3.000%, 5/01/32 5/27 at 100.00 314,076
5,815 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 5,830,454
5,330 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023C, 5.000%, 5/01/32
No Opt. Call 5,583,414
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C
:
6,190 2.800%, 7/01/32 7/28 at 100.00 5,643,397
1,640 3.000%, 7/01/34 7/28 at 100.00 1,541,067
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 2,201,446
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 2,687,569
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 2,909,990
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 2,058,854
Total North Dakota 48,627,052
Ohio - 4.4%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
1,500 5.000%, 6/01/27 No Opt. Call 1,575,028
11,850 5.000%, 6/01/28 No Opt. Call 12,636,739
14,500 5.000%, 6/01/29 No Opt. Call 15,696,728
5,470 5.000%, 6/01/30 No Opt. Call 6,003,876
11,390 5.000%, 6/01/31 6/30 at 100.00 12,481,705
4,400 5.000%, 6/01/32 6/30 at 100.00 4,817,618
3,110 5.000%, 6/01/33 6/30 at 100.00 3,400,817
6,170 5.000%, 6/01/34 6/30 at 100.00 6,732,451
11,530 5.000%, 6/01/35 6/30 at 100.00 12,545,894
1,520 4.000%, 6/01/37 6/30 at 100.00 1,545,084
2,275 4.000%, 6/01/38 6/30 at 100.00 2,298,028
1,015 4.000%, 6/01/39 6/30 at 100.00 1,021,527
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
1,225 5.000%, 12/01/24 No Opt. Call 1,232,820
1,000 5.000%, 12/01/25 No Opt. Call 1,021,386

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call $ 10,464,436
18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005B, 2.100%,
7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 18,602,351
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005D, 2.100%,
10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 981,654
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 13,901,960
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 8,826,641
2,355 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014A, 2.400%,
12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 2,081,038
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 10,530,117
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014C, 2.100%,
12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 981,654
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 6,472,543
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 20,167,917
10,740 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 10,854,573
540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 539,033
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 1,303,129
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 2,265,852
1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 1,253,702
3,685 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 2,902,950
2,920 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 2,390,341
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
1,635 3.800%, 9/01/35 9/33 at 100.00 1,609,676
1,670 3.850%, 3/01/36 9/33 at 100.00 1,645,493
1,510 3.850%, 9/01/36 9/33 at 100.00 1,487,108
Ohio State, General Obligation Bonds, Conservation Projects Refunding
Series 2022A
:
1,755 4.000%, 9/01/26 No Opt. Call 1,797,750

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,850 4.000%, 9/01/27 No Opt. Call $ 1,919,502
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022B
:
2,000 4.000%, 3/01/26 No Opt. Call 2,035,925
2,500 4.000%, 3/01/27 No Opt. Call 2,576,123
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022C
:
1,645 4.000%, 9/01/26 No Opt. Call 1,685,071
3,525 4.000%, 9/01/27 No Opt. Call 3,657,428
Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2022A
:
2,800 4.000%, 6/15/26 No Opt. Call 2,860,023
3,750 4.000%, 6/15/27 No Opt. Call 3,879,601
2,430 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Series 2019C, 2.750%, 1/01/52, (Mandatory Put
5/01/28)
No Opt. Call 2,373,784
285 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/24
No Opt. Call 288,051
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/39
6/30 at 100.00 5,515,888
1,070 Upper Arlington, Ohio, Special Obligation Income Tax Revenue Bonds,
Community Center Series 2023, 4.000%, 12/01/24
No Opt. Call 1,073,527
Total Ohio 231,934,542
Oklahoma - 4.9%
Blaine County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series
2022
:
1,000 5.000%, 12/01/31 No Opt. Call 1,103,112
1,015 5.000%, 12/01/32 No Opt. Call 1,126,148
665 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/24
No Opt. Call 666,193
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,245 4.000%, 9/01/25 No Opt. Call 1,255,801
1,600 2.000%, 9/01/27 No Opt. Call 1,504,707
4,075 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 4,077,835
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2023A, 5.000%, 9/01/31
No Opt. Call 5,581,204
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2023,
5.000%, 9/01/27
No Opt. Call 5,259,455
2,435 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public Schools
Project, Series 2022, 5.000%, 9/01/24
No Opt. Call 2,445,782
9,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 4.000%, 6/01/27
No Opt. Call 9,210,102
Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 8,005 2.000%, 3/01/25 No Opt. Call $ 7,835,833
8,005 2.000%, 3/01/26 No Opt. Call 7,710,214
8,010 2.000%, 3/01/27 No Opt. Call 7,588,716
Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
7,525 2.000%, 3/01/25 No Opt. Call 7,365,976
7,525 2.000%, 3/01/26 No Opt. Call 7,247,890
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
1,000 5.000%, 10/01/27 No Opt. Call 1,048,400
1,000 3.250%, 10/01/28 No Opt. Call 988,523
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project,
Series 2017A, 5.000%, 12/01/24
No Opt. Call 1,005,861
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Cushing Public Schools Project, Series 2022,
5.000%, 9/01/28
No Opt. Call 4,644,633
2,190 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A,
5.000%, 9/01/26
No Opt. Call 2,266,047
Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018
:
385 5.000%, 9/01/24 No Opt. Call 385,947
310 5.000%, 9/01/25 No Opt. Call 314,402
200 5.000%, 9/01/26 No Opt. Call 205,823
450 5.000%, 9/01/27 No Opt. Call 470,541
520 5.000%, 9/01/29 9/28 at 100.00 568,096
500 5.000%, 9/01/30 9/28 at 100.00 548,410
1,100 5.000%, 9/01/31 9/28 at 100.00 1,206,167
860 5.000%, 9/01/32 9/28 at 100.00 943,833
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Minco Public Schools Project, Series 2018
:
1,305 5.000%, 9/01/31 9/28 at 100.00 1,392,795
1,000 5.000%, 9/01/32 9/28 at 100.00 1,069,482
1,300 5.000%, 9/01/33 9/28 at 100.00 1,391,301
Kay County Public Buildings Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022
:
6,005 5.000%, 9/01/25 No Opt. Call 6,094,412
5,045 5.000%, 9/01/27 No Opt. Call 5,275,287
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public Schools
Project, Series 2019
:
485 4.000%, 9/01/24 No Opt. Call 485,040
945 4.000%, 9/01/25 No Opt. Call 950,987
1,455 4.000%, 9/01/26 No Opt. Call 1,473,811
625 4.000%, 9/01/27 No Opt. Call 639,266
700 4.000%, 9/01/28 No Opt. Call 720,399
725 4.000%, 9/01/29 No Opt. Call 753,210
Okarche Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series
2016
:
1,100 5.000%, 9/01/27 9/26 at 100.00 1,142,524
1,125 5.000%, 9/01/28 9/26 at 100.00 1,165,577
5,200 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2024,
4.000%, 3/01/27, (WI/DD)
No Opt. Call 5,361,275

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Jones Public Schools Project, Series 2020
:
$ 590 4.000%, 9/01/26 No Opt. Call $ 596,399
1,000 4.000%, 9/01/27 No Opt. Call 1,022,500
1,000 4.000%, 9/01/28 No Opt. Call 1,025,004
1,000 4.000%, 9/01/29 No Opt. Call 1,034,884
1,000 4.000%, 9/01/30 No Opt. Call 1,040,640
1,000 4.000%, 9/01/31 9/30 at 100.00 1,049,081
1,000 4.000%, 9/01/32 9/30 at 100.00 1,045,490
3,325 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 3,338,357
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call 12,740,763
2,490 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2024, 4.000%, 3/01/26, (WI/
DD)
No Opt. Call 2,526,373
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2023A,
3.000%, 7/01/26
No Opt. Call 4,975,362
4,550 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A,
1.250%, 7/01/26
No Opt. Call 4,284,699
5,000 Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax
Series 2023, 4.000%, 5/01/25
No Opt. Call 5,035,112
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
2,295 5.000%, 8/15/24 No Opt. Call 2,288,223
1,895 5.000%, 8/15/25 No Opt. Call 1,887,073
1,900 5.000%, 8/15/26 No Opt. Call 1,925,101
3,175 5.000%, 8/15/27 No Opt. Call 3,249,653
1,400 5.000%, 8/15/28 No Opt. Call 1,447,710
350 5.000%, 8/15/29 8/28 at 100.00 362,982
355 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 309,526
Pittsburg County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series
2021
:
250 4.000%, 12/01/28 No Opt. Call 257,552
390 4.000%, 12/01/29 No Opt. Call 405,540
350 4.000%, 12/01/30 No Opt. Call 366,645
255 4.000%, 12/01/31 No Opt. Call 269,003
275 4.000%, 12/01/32 12/31 at 100.00 292,043
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
545 4.000%, 9/01/26 No Opt. Call 551,163
1,290 4.000%, 9/01/28 No Opt. Call 1,324,388
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Verdigris Public Schools Project, Series 2018, 4.000%, 9/01/24
No Opt. Call 5,248,800
Rogers County Industrial Development Authority, Oklahoma, Capital
Improvement Revenue Bonds, Refunding Series 2017
:
850 3.000%, 4/01/24 No Opt. Call 850,000
725 4.000%, 4/01/25 No Opt. Call 727,446
770 4.000%, 4/01/26 4/25 at 100.00 774,977
715 4.000%, 4/01/27 4/25 at 100.00 719,747

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Sand Springs Municipal Authority, Oklahoma, Utility System Revenue
Bonds, Refunding Series 2020
:
$ 400 3.000%, 11/01/31 11/28 at 100.00 $ 393,400
500 3.000%, 11/01/32 11/28 at 100.00 481,581
530 3.000%, 11/01/33 11/28 at 100.00 508,372
Stephens County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series
2022
:
1,990 5.000%, 9/01/34 9/32 at 100.00 2,225,178
1,075 5.000%, 9/01/35 9/32 at 100.00 1,196,000
1,110 Texas County Development Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Guymon Public Schools Project, Series 2018,
5.000%, 12/01/25
No Opt. Call 1,132,298
Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2023A
:
5,020 3.000%, 3/01/25 No Opt. Call 4,974,707
3,625 1.000%, 3/01/26 No Opt. Call 3,452,777
8,750 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2024A, 0.050%, 4/01/26,
(WI/DD)
No Opt. Call 8,125,866
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A
:
8,360 5.000%, 9/01/27 No Opt. Call 8,910,533
10,730 5.000%, 9/01/28 No Opt. Call 11,645,515
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Glenpool Public Schools Project, Series 2017A
:
700 5.000%, 9/01/24 No Opt. Call 703,243
1,355 5.000%, 9/01/25 No Opt. Call 1,385,117
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue
Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call 1,497,987
Tulsa, Oklahoma, General Obligation Bonds, Series 2021
:
12,800 0.375%, 11/01/24 No Opt. Call 12,425,691
12,800 0.500%, 11/01/25 No Opt. Call 11,973,153
4,055 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call 4,015,061
Wagoner County School Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series
2019
:
1,450 4.000%, 9/01/27 No Opt. Call 1,478,395
300 4.000%, 9/01/28 No Opt. Call 308,245
Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools
Project, Series 2021
:
710 3.000%, 9/01/25 No Opt. Call 701,623
530 3.000%, 9/01/27 No Opt. Call 518,037
490 3.000%, 9/01/29 No Opt. Call 472,755
1,250 3.000%, 9/01/31 No Opt. Call 1,186,513
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
1,325 5.000%, 3/01/25 No Opt. Call 1,338,766
1,760 5.000%, 3/01/27 No Opt. Call 1,837,347
Total Oklahoma 258,351,413

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 0.8%
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A
:
$ 2,335 5.000%, 6/15/24 No Opt. Call $ 2,340,774
1,305 5.000%, 6/15/25 No Opt. Call 1,331,530
1,085 5.000%, 6/15/26 No Opt. Call 1,130,036
1,000 5.000%, 6/15/27 No Opt. Call 1,064,948
5,085 Clackamas and Washington Counties School District 3JT, Oregon,
General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/26
6/25 at 100.00 5,184,358
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B
:
2,390 5.000%, 6/15/27 No Opt. Call 2,545,226
2,060 5.000%, 6/15/28 6/27 at 100.00 2,191,843
5,540 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/24
No Opt. Call 5,553,700
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,724,723
1,125 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2,
0.950%, 6/01/27
4/24 at 100.00 1,022,708
11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 11,943,233
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 5,840,189
Total Oregon 41,873,268
Pennsylvania - 3.7%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 3,213,200
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
2,415 5.000%, 4/01/24 No Opt. Call 2,415,000
2,730 5.000%, 4/01/25 No Opt. Call 2,760,896
2,055 5.000%, 4/01/26 No Opt. Call 2,113,768
4,435 5.000%, 4/01/27 No Opt. Call 4,620,575
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,910 5.000%, 11/01/28 11/27 at 100.00 2,197,938
1,475 5.000%, 11/01/29 11/27 at 100.00 796,797
2,240 4.000%, 11/01/31 11/27 at 100.00 1,183,262
2,970 4.000%, 11/01/32 11/27 at 100.00 1,566,680
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
600 5.000%, 2/01/25 No Opt. Call 449,666
1,000 5.000%, 2/01/28 No Opt. Call 579,063
8,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 5,625,599
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 4,256,369
2,685 (d) Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area School
District Refunding Project, Series 2021A, 3.908%, 1/01/30, (Mandatory Put
11/01/25) (SOFR*0.67% reference rate + 0.350% spread)
11/24 at 100.00 2,643,711

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 500 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 6/01/24 - BAM Insured
No Opt. Call $ 500,799
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call 1,019,190
3,775 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 3,417,654
3,000 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Forward Delivery Series 2020A, 5.000%, 6/01/26
No Opt. Call 3,113,596
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018
:
3,295 5.000%, 6/01/24 No Opt. Call 3,298,847
640 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 643,826
5,890 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 5,682,711
10,200 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 2.625%, 2/15/27
No Opt. Call 9,842,675
4,565 Lower Merion School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 11/15/30
11/27 at 100.00 4,766,725
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 7,312,163
8,400 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC Project,
Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put 4/03/28)
No Opt. Call 8,627,820
504 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 5.000%, 6/30/27
4/24 at 100.00 90,750
278 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 5.000%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 49,986
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 13,910,889
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 3,455,610
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 3,858,230
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 1,262,699
2,265 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 2,223,008
6,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 5,768,175
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A
:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call 3,291,706
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 3,237,199
8,730 3.400%, 10/01/32, (AMT) 4/27 at 100.00 8,300,321

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 $ 998,866
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 2,389,257
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 6,149,545
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 4,007,624
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 8,110,475
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022, 5.000%,
10/01/27
No Opt. Call 10,729,094
4,420 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/29
6/26 at 100.00 4,593,219
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020C. Forward
Delivery
:
540 4.000%, 11/01/24 No Opt. Call 539,526
1,000 5.000%, 11/01/25 No Opt. Call 1,020,494
850 5.000%, 11/01/26 No Opt. Call 876,831
1,000 5.000%, 11/01/27 No Opt. Call 1,046,367
1,000 5.000%, 11/01/28 No Opt. Call 1,059,834
1,000 5.000%, 11/01/29 No Opt. Call 1,073,864
14,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 14,585,272
1,105 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,062,429
Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5
:
2,665 5.000%, 11/01/24 No Opt. Call 2,674,166
2,550 5.000%, 11/01/25 No Opt. Call 2,581,893
Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A
:
1,150 4.000%, 7/01/25 No Opt. Call 1,141,282
1,200 5.000%, 7/01/27 No Opt. Call 1,234,033
Total Pennsylvania 193,971,174
Puerto Rico - 4.1%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
3,430 5.000%, 7/01/24, 144A No Opt. Call 3,440,019
4,600 5.000%, 7/01/25, 144A No Opt. Call 4,669,725
2,500 5.000%, 7/01/33, 144A 7/32 at 100.00 2,699,253
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
2,500 5.000%, 7/01/25, 144A No Opt. Call 2,537,894
3,700 5.000%, 7/01/30, 144A No Opt. Call 3,942,520
2,500 5.000%, 7/01/35, 144A 7/30 at 100.00 2,641,085
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call 329,926
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 8,620 5.000%, 7/01/24, 144A No Opt. Call $ 8,645,178
935 5.000%, 7/01/33, 144A 7/31 at 100.00 1,001,771
1,624 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 1,633,136
4,450 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 4,466,879
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
3,290 0.000%, 7/01/24 No Opt. Call 3,259,140
37,757 0.000%, 7/01/27 No Opt. Call 33,433,937
37,386 0.000%, 7/01/29 7/28 at 98.64 30,669,156
29,827 0.000%, 7/01/31 7/28 at 91.88 22,565,557
11,047 0.000%, 7/01/33 7/28 at 86.06 7,666,245
1,086 4.500%, 7/01/34 7/25 at 100.00 1,092,219
105 0.000%, 7/01/46 7/28 at 41.38 33,655
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
5,743 4.329%, 7/01/40 7/28 at 100.00 5,751,283
197 4.329%, 7/01/40 7/28 at 100.00 197,284
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
434 0.000%, 7/01/24 No Opt. Call 430,037
40,934 5.375%, 7/01/25 No Opt. Call 41,764,118
13,938 5.625%, 7/01/27 No Opt. Call 14,834,498
10,146 5.625%, 7/01/29 No Opt. Call 11,114,712
1,534 5.750%, 7/01/31 No Opt. Call 1,730,719
1,332 0.000%, 7/01/33 7/31 at 89.94 875,734
487 4.000%, 7/01/33 7/31 at 103.00 486,230
303 4.000%, 7/01/35 7/31 at 103.00 297,863
Total Puerto Rico 212,209,773
Rhode Island - 0.7%
225 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call 229,235
3,415 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34
10/28 at 100.00 3,097,900
14,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36
4/30 at 100.00 10,780,789
9,795 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 7,940,176
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 2,119,712
5,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 4,057,910
1,230 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 1,016,366
4,745 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 4,752,206
Total Rhode Island 33,994,294

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.4%
$ 455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call $ 472,545
7,000 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 7,499,317
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 1,000,422
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 2,304,300
6,105 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 4,675,759
585 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.450%, 7/01/38
7/32 at 100.00 600,898
530 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 531,059
4,250 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding Environmental
Improvement Series 2023A, 4.000%, 4/01/33, (AMT), (Mandatory Put
4/01/26)
3/26 at 100.00 4,263,761
Total South Carolina 21,348,061
South Dakota - 0.4%
8,630 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/01/24)
4/24 at 100.00 8,631,988
650 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call 654,278
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 2,338,722
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 3,784,307
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 6,142,272
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 1,161,242
Total South Dakota 22,712,809
Tennessee - 0.7%
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019
:
2,335 5.000%, 11/15/32 2/29 at 100.00 2,493,924
2,810 5.000%, 11/15/33 2/29 at 100.00 3,003,674
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001,
0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
4/24 at 102.00 1,185,628
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
750 5.000%, 7/01/26, (AMT) No Opt. Call 772,796
700 5.000%, 7/01/27, (AMT) No Opt. Call 733,970
1,030 5.000%, 7/01/28, (AMT) No Opt. Call 1,095,538
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 10,809,269

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 $ 1,753,466
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 840,958
2,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 2,800,276
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 2,745,220
610 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 501,237
1,835 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 1,465,069
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 1,689,062
3,345 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3A, 2.050%, 7/01/36
1/31 at 100.00 2,667,516
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 900,929
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,137,562
Total Tennessee 37,596,094
Texas - 4.6%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
1,660 5.000%, 1/01/26 No Opt. Call 1,667,068
1,290 5.000%, 1/01/27 No Opt. Call 1,304,962
1,920 5.000%, 1/01/29 1/27 at 100.00 1,952,930
27,590 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call 27,714,356
Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
:
2,295 5.000%, 9/01/26 No Opt. Call 2,404,537
2,280 5.000%, 9/01/27 No Opt. Call 2,443,944
Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023
:
1,000 5.000%, 11/15/25 No Opt. Call 1,026,700
1,000 5.000%, 11/15/26 No Opt. Call 1,051,359
6,470 (c) Board of Regents of the University of Texas, Permanent University Fund
Bonds, Series 2014B, 4.000%, 7/01/33, (Pre-refunded 7/01/24)
7/24 at 100.00 6,473,039
10,055 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 10,303,921
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
2,145 5.000%, 11/01/24, (AMT) No Opt. Call 2,154,090
6,430 5.000%, 11/01/26, (AMT) No Opt. Call 6,665,054
6,810 5.000%, 11/01/27, (AMT) No Opt. Call 7,184,323
Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023
:
2,750 5.000%, 8/15/36 8/33 at 100.00 3,213,691
1,000 5.000%, 8/15/37 8/33 at 100.00 1,156,463
7,130 Fort Worth, Texas, General Obligation Bonds, General Purpose Series
2023, 5.000%, 3/01/25
No Opt. Call 7,232,330

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 9,570 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32
2/25 at 100.00 $ 9,625,024
5,135 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put 12/01/26)
9/26 at 101.02 5,317,251
10,065 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 10,422,227
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,455,419
3,365 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call 3,393,754
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call 5,242,747
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C
:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 4,239,210
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 6,371,071
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 3,185,389
Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
:
3,125 5.000%, 2/15/36 8/32 at 100.00 3,633,100
3,275 5.000%, 2/15/37 8/32 at 100.00 3,772,568
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/24, (AMT)
No Opt. Call 1,506,100
1,300 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series
2023A, 5.000%, 5/15/26
No Opt. Call 1,351,562
7,250 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
4.250%, 5/01/30, (AMT)
No Opt. Call 7,138,402
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/24 at 103.00 2,175,758
3,570 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 3,756,452
3,200 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/27
1/26 at 100.00 3,291,810
5,000 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/15/32
4/24 at 100.00 5,001,300
35 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call 35,166
8,940 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 9,199,813
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 2,427,015
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 2,592,506
6,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 6,496,376

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 15,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 $ 16,801,209
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
2,000 5.000%, 12/31/33, (AMT) 6/28 at 103.00 2,163,243
2,900 5.000%, 6/30/34, (AMT) 6/28 at 103.00 3,131,901
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
3,025 4.000%, 12/31/30 No Opt. Call 3,157,398
4,005 4.000%, 6/30/31 12/30 at 100.00 4,169,991
13,330 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/32
10/25 at 100.00 13,672,465
8,765 Texas Transportation Commission, General Obligation Bonds, Highway
Improvement Refunding Series 2024, 5.000%, 4/01/27
No Opt. Call 9,300,936
Total Texas 239,975,930
Utah - 0.4%
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
2,470 5.000%, 7/01/26 No Opt. Call 2,576,594
2,750 5.000%, 7/01/27 No Opt. Call 2,934,053
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,100 5.000%, 7/01/26, (AMT) No Opt. Call 1,133,195
1,200 5.000%, 7/01/27, (AMT) No Opt. Call 1,253,724
1,100 5.000%, 7/01/28, (AMT) No Opt. Call 1,168,201
1,635 5.000%, 7/01/29, (AMT) No Opt. Call 1,764,393
1,470 5.000%, 7/01/30, (AMT) No Opt. Call 1,610,682
4,100 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018B-2, 5.000%, 5/15/57, (Mandatory Put 8/01/24)
4/24 at 100.00 4,101,726
5,115 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 5,277,859
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.000%,
6/01/26
No Opt. Call 723,241
Total Utah 22,543,668
Vermont - 0.0%
1,155 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.200%, 11/01/36
11/30 at 100.00 946,115
Total Vermont 946,115
Virginia - 1.7%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2002, 1.450%, 4/01/27, (AMT)
No Opt. Call 2,961,416
8,745 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municipal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call 8,017,873
5,015 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds, Virginia Electric & Power Company Project, Series
2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call 4,987,448

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 5,265 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call $ 5,602,213
7,530 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2019A, 5.000%, 12/01/26
No Opt. Call 7,932,460
5,350 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/35
12/32 at 100.00 6,331,453
5,880 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
6/24 at 100.00 5,872,967
3,765 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG Insured
No Opt. Call 3,765,000
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call 23,451,581
18,555 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 18,439,716
Total Virginia 87,362,127
Washington - 1.9%
7,295 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%,
12/01/24
No Opt. Call 7,358,294
1,440 King County School District 403 Renton, Washington, General Obligation
Bonds, Series 2023, 5.000%, 12/01/24
No Opt. Call 1,454,576
7,800 King County, Washington, Sewer Revenue Bonds, Refunding Series
2014B, 4.000%, 7/01/34
7/24 at 100.00 7,777,917
2,475 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Limited Tax Series 2022A, 4.000%, 9/01/25
No Opt. Call 2,504,336
Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
:
18,495 5.000%, 7/01/24 No Opt. Call 18,546,718
14,635 5.000%, 7/01/25 No Opt. Call 14,954,255
1,140 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
4/24 at 100.00 1,140,614
3,410 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 3,445,505
1,310 (c) Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015, 5.000%, 1/01/25, (ETM)
No Opt. Call 1,322,202
6,145 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 6,252,312
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
1,625 5.000%, 10/01/25 No Opt. Call 1,656,841
2,910 5.000%, 10/01/26 No Opt. Call 3,001,512
3,055 5.000%, 10/01/27 No Opt. Call 3,197,739
2,360 5.000%, 10/01/28 No Opt. Call 2,509,335
1,120 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%, 7/01/27,
144A
4/24 at 100.00 1,033,725

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 $ 2,970,518
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 1,235,300
3,717 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 3,449,231
8,430 Washington State, General Obligation Bonds, Refunding Motor Vehicle
Fuel Tax, Series R-2020D, 5.000%, 7/01/26
No Opt. Call 8,788,195
5,000 Washington State, General Obligation Bonds, Various Purpose Group 1
Series 2024C, 5.000%, 2/01/26
No Opt. Call 5,171,444
Total Washington 97,770,569
West Virginia - 0.8%
2,500 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunding Series 2015A, 3.375%, 3/01/40, (Mandatory Put 6/15/28), (WI/
DD)
No Opt. Call 2,491,551
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call 9,997,435
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call 6,580,073
6,875 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 6,489,306
14,810 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/27)
No Opt. Call 14,470,564
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A
:
1,150 5.000%, 9/01/24 No Opt. Call 1,152,029
2,120 5.000%, 9/01/27 9/24 at 100.00 2,129,990
1,000 5.000%, 9/01/28 9/24 at 100.00 1,005,009
Total West Virginia 44,315,957
Wisconsin - 2.5%
Dodge County, Wisconsin, General Obligation Bonds, Refunding Series
2022A
:
1,385 3.000%, 3/01/25 No Opt. Call 1,373,430
1,385 3.000%, 3/01/26 No Opt. Call 1,370,352
3,330 Green Bay Area Public School District, Brown County, Wisconsin, General
Obligation Bonds, Promissory Notes Series 2022, 5.000%, 4/01/24
No Opt. Call 3,330,000
2,460 Madison Metropolitan School District, Dane County, Wisconsin, General
Obligation Bonds, School Building & Facility Improvement Series 2023,
4.000%, 3/01/36
3/30 at 100.00 2,546,779
6,435 Madison, Wisconsin, General Obligation Bonds, Promissory Notes Series
2023A, 5.000%, 10/01/26
No Opt. Call 6,758,186
9,750 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,
Madison Gas and Electric Company Projects, Series 2020A, 3.750%,
10/01/27
No Opt. Call 9,703,543

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 4,365 Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A, 2.000%, 3/01/25
No Opt. Call $ 4,269,871
3,665 Milwaukee Area Technical College District, Wisconsin, General Obligation
Promissory Notes, Series 2023-24C, 5.000%, 6/01/26
No Opt. Call 3,809,236
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2021-N3, 5.000%, 4/01/24
No Opt. Call 12,515,000
10,030 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 9,927,930
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call 4,750,818
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call 11,574,578
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call 3,762,561
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
2,250 4.050%, 11/01/30 5/26 at 100.00 2,190,313
5,000 4.300%, 11/01/30 5/26 at 100.00 4,937,796
3,750 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 3,805,433
4,015 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, 5.000%,
8/15/54, (Mandatory Put 7/29/26)
No Opt. Call 4,136,110
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 2,000,357
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,114,641
3,410 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
3.375%, 8/15/29
8/24 at 100.00 3,337,784
2,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1,
2.825%, 11/01/28
4/24 at 100.00 2,275,306
Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Series 2019C
:
1,770 2.200%, 3/01/31 9/28 at 100.00 1,575,049
1,785 2.200%, 9/01/31 9/28 at 100.00 1,576,801
4,950 2.500%, 9/01/34 9/28 at 100.00 4,310,784
4,350 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023B, 3.750%, 5/01/54, (Mandatory Put
11/01/26)
5/25 at 100.00 4,339,510
1,745 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 1,738,937
11,350 Wisconsin State, Transportation Revenue Bonds, Refunding Series 2024-2,
5.000%, 7/01/26, (WI/DD)
No Opt. Call 11,850,695
WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2014A
:
755 5.000%, 7/01/25 7/24 at 100.00 757,212

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,170 5.000%, 7/01/27 7/24 at 100.00 $ 1,173,427
Total Wisconsin 130,812,439
Wyoming - 0.6%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 19,370,814
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 2,152,945
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 1,072,245
2,575 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 2,094,911
5,375 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 4,252,074
Total Wyoming 28,942,989
Total Municipal Bonds
(cost $5,124,509,391) 4,972,482,611
Shares Description (a) Value
X –
COMMON STOCKS - 3 .4 % X 178,786,990
Utilities - 3.4%
80,535 (f),(g),(h) Vistra Vision $ 178,786,990
Total Utilities 178,786,990
Total Common Stocks
(cost $57,727,850) 178,786,990
Total Long-Term Investments
(cost $5,182,237,241) 5,151,269,601
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.8%
–
MUNICIPAL BONDS - 0 .8 % X 40,700,000
National - 0.2%
$ 10,700 (i) J P Morgan Chase Putters / Drivers Tr Var Sts - Drivers-Ser 5055, 3.850%,
8/29/26, (AMT), (Mandatory Put 4/3/2024), 144A
11/25 at 100.00 $ 10,700,000
Total National 10,700,000
North Carolina - 0.1%
5,000 (i) North Carolina Medical Care Commission, Health Care Revenue Bonds,
Novant Health Inc., Tender Option Bonds Trust Series 2022-XF1352,
3.447%, 11/01/45, (Mandatory Put 4/4/2024), 144A
11/29 at 100.00 5,000,000
Total North Carolina 5,000,000
Ohio - 0.5%
25,000 (i) Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program II, Series 2023A-1, 3.650%, 6/01/43, (Mandatory Put 4/3/2024)
1/24 at 100.00 25,000,000
Total Ohio 25,000,000
Total Municipal Bonds
(cost $40,700,000) 40,700,000
Total Short-Term Investments
(cost $40,700,000) 40,700,000
Total Investments (cost $ 5,222,937,241 ) - 99 .3% 5,191,969,601
Other Assets & Liabilities, Net -   0.7% 37,398,130
Net Assets - 100% $ 5,229,367,731

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.2%
X –
MUNICIPAL BONDS - 96 .9 % X 480,791,599
Alabama - 3.6%
$ 4,170 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 $ 4,186,169
1,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 6/01/24
No Opt. Call 1,001,038
1,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-1, 5.000%, 6/01/27
No Opt. Call 1,034,896
1,600 Energy Southeast Cooperative District, Alabama, Energy Supply Revenue
Bonds, Fixed Rate Series 2023B-1, 5.500%, 11/01/27
No Opt. Call 1,659,422
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.000%, 10/01/27
No Opt. Call 1,059,889
2,850 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 2,861,116
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 1,729,534
1,500 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 4/01/28
No Opt. Call 1,548,324
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.000%, 12/01/26
No Opt. Call 1,306,931
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call 1,009,334
544 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A
5/29 at 100.00 546,971
Total Alabama 17,943,624
Arizona - 3.5%
650 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 653,689
2,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 2,002,189
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 2,458,277
1,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 3.750%, 3/01/39,
(Mandatory Put 3/31/26)
No Opt. Call 993,450
Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2017, Series 2023D
:
625 5.000%, 7/01/26 No Opt. Call 652,249
500 5.000%, 7/01/27 No Opt. Call 533,624
300 5.000%, 7/01/28 No Opt. Call 326,898
7,550 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019D, 5.000%, 1/01/46, (Mandatory Put
5/15/26)
No Opt. Call 7,785,117

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call $ 1,992,998
Total Arizona 17,398,491
California - 2.1%
1,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023E-1, 5.000%, 9/01/27
No Opt. Call 1,037,822
1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,556,944
2,000 City of Los Angeles, California, Department of Airports Revenue Bonds,
Series 2017, 5.000%, 5/15/27, (AMT)
5/26 at 100.00 2,055,660
1,160 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,177,189
2,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,060,353
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/25, (AMT)
No Opt. Call 2,770,337
Total California 10,658,305
Colorado - 6.2%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 627,268
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Aspen View Academy Project, Series 2021
:
50 4.000%, 5/01/24 No Opt. Call 49,939
100 4.000%, 5/01/26 No Opt. Call 98,782
620 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49, (Pre-
refunded 11/19/26)
No Opt. Call 647,681
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call 1,824,142
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/26
No Opt. Call 518,075
2,255 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 2,311,248
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/24
No Opt. Call 1,008,247
13,810 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory Put
8/17/26)
2/26 at 101.30 14,318,057
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call 754,937
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
2,000 5.000%, 11/15/25, (AMT) No Opt. Call 2,048,946
3,500 5.250%, 11/15/26, (AMT) No Opt. Call 3,658,418

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,055 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/27, (AMT)
No Opt. Call $ 2,171,117
290 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.000%, 12/01/26 - BAM Insured
No Opt. Call 300,218
100 Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A,
5.000%, 12/01/25 - BAM Insured
No Opt. Call 102,546
510 Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023, 5.000%, 12/01/27
- AGM Insured
No Opt. Call 533,261
Total Colorado 30,972,882
Connecticut - 1.2%
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call 1,008,991
1,150 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Forward Delivery Series 2021C,
5.000%, 1/01/27
No Opt. Call 1,211,306
3,340 University of Connecticut, General Obligation Bonds, Refunding Series
2023A, 5.000%, 8/15/27
No Opt. Call 3,568,803
Total Connecticut 5,789,100
District of Columbia - 2.7%
6,005 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call 6,225,800
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
4,480 5.000%, 10/01/24, (AMT) No Opt. Call 4,502,104
1,700 5.000%, 10/01/25, (AMT) No Opt. Call 1,734,306
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,020,180
Total District of Columbia 13,482,390
Florida - 4.6%
3,000 Broward County School Board, Florida, Certificates of Participation, Series
2015A, 5.000%, 7/01/25
No Opt. Call 3,059,162
4,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 4,000,937
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 3,977,736
2,225 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 2,224,533
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,052,860
500 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.000%, 3/01/27
No Opt. Call 527,949
2,600 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,686,785

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,465 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52,
(Mandatory Put 11/15/26)
No Opt. Call $ 2,569,435
2,500 School Board of Duval County, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/24
No Opt. Call 2,507,861
Total Florida 22,607,258
Georgia - 1.7%
1,345 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,366,574
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 2,016,499
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 11/01/24, 144A
No Opt. Call 1,285,983
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023A
:
1,000 5.000%, 6/01/26 No Opt. Call 1,013,157
1,000 5.000%, 6/01/27 No Opt. Call 1,022,020
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/26
No Opt. Call 1,018,415
725 Wayne County School District, Georgia, General Obligation Sales Tax
Bonds, Series 2023, 5.250%, 9/01/27
No Opt. Call 781,523
Total Georgia 8,504,171
Hawaii - 0.5%
2,080 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2023C, 5.000%,
7/01/28
No Opt. Call 2,231,935
Total Hawaii 2,231,935
Illinois - 7.1%
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call 396,599
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call 1,006,518
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2016A, 5.000%, 1/01/26
No Opt. Call 1,021,594
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C, 5.000%, 1/01/27
No Opt. Call 3,110,087
545 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2024A, 5.000%, 1/01/26
No Opt. Call 556,769
1,165 Cook County School District 78 Rosemont, Illinois, General Obligation
Bonds, Series 2020, 5.000%, 12/01/26 - AGM Insured
No Opt. Call 1,211,763
800 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/25
No Opt. Call 819,070
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
400 5.000%, 10/01/24 No Opt. Call 401,387
400 5.000%, 10/01/25 No Opt. Call 405,505
3,625 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 3,627,042

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 $ 3,081,049
1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 1,162,005
4,365 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 4,447,390
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call 2,002,822
2,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/26
No Opt. Call 2,607,823
3,250 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,293,710
2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call 2,330,550
University of Illinois, Health Services Facilities System Revenue Bonds,
Refunding Series 2023
:
400 5.000%, 10/01/27 No Opt. Call 422,192
485 5.000%, 10/01/28 No Opt. Call 519,235
1,010 (c) Will County Community Unit School District 201-U Crete-Monee, Illinois,
General Obligation Bonds, Capital Appreciation Series 2005, 0.000%,
11/01/25 - NPFG Insured, (ETM)
No Opt. Call 954,888
Will County School District 86, Joliet, Illinois, General Obligation Bonds,
School Series 2023
:
1,085 5.000%, 3/01/26 - BAM Insured No Opt. Call 1,114,725
700 5.000%, 3/01/28 - BAM Insured No Opt. Call 745,000
Total Illinois 35,237,723
Indiana - 1.3%
Avon Community School Building Corporation, Hendricks County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023
:
500 5.000%, 7/15/26 No Opt. Call 520,224
500 5.000%, 7/15/27 No Opt. Call 530,050
500 5.000%, 1/15/28 No Opt. Call 535,288
1,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2021, 5.000%,
1/15/26
No Opt. Call 1,444,122
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call 1,500,028
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call 719,903
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call 419,400
1,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 1,011,012
Total Indiana 6,680,027
Iowa - 0.1%
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
335 4.000%, 9/01/24 No Opt. Call 332,414
115 4.000%, 9/01/25 No Opt. Call 112,012
Total Iowa 444,426

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kansas - 0.2%
$ 1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 $ 1,073,872
Total Kansas 1,073,872
Kentucky - 1.8%
525 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 128, Series 2023A, 5.000%, 11/01/27
No Opt. Call 560,437
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 3,783,573
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 3,525,405
1,000 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project Series 2023A, 4.700%, 6/01/54, (AMT),
(Mandatory Put 6/01/27)
3/27 at 100.00 1,009,267
Total Kentucky 8,878,682
Louisiana - 2.3%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B
:
3,250 5.000%, 8/15/25 No Opt. Call 3,315,116
3,250 5.000%, 8/15/26 No Opt. Call 3,357,223
190 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, American Biocarbon
CT LLC Series 2021, 4.000%, 12/01/46, (AMT), (Mandatory Put 6/25/24)
5/24 at 100.00 189,839
1,970 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,957,369
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 2,484,114
Total Louisiana 11,303,661
Massachusetts - 2.3%
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 199,072
880 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/25, (AMT)
No Opt. Call 894,223
1,850 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,879,901
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Senior Series 2021B
:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call 1,092,375
1,950 5.000%, 7/01/27, (AMT) No Opt. Call 2,009,495
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call 5,165,095
Total Massachusetts 11,240,161
Michigan - 0.2%
1,105 Michigan Finance Authority, State Aid Revenue Notes, Series 2023A-2,
5.000%, 8/20/24
No Opt. Call 1,110,506
Total Michigan 1,110,506

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 5.3%
$ 145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. - Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call $ 145,332
690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call 638,448
1,000 Columbia Heights, Minnesota, Multifamily Revenue Housing Bonds, 42nd
& Central Apartments Project, Series 2022A, 2.700%, 7/01/25, (Mandatory
Put 7/01/24)
4/24 at 100.00 993,091
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 1,120,670
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
4/24 at 100.00 500,406
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 637,241
1,315 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/25
No Opt. Call 1,339,896
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call 1,577,975
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call 2,037,750
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/25,
(AMT)
No Opt. Call 1,041,974
185 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call 182,868
5,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 5,044,003
1,175 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/25
No Opt. Call 1,202,960
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call 303,836
750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call 774,497
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
5/24 at 100.00 498,520
250 Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A,
2.000%, 12/15/25
No Opt. Call 241,725
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023
:
405 5.000%, 2/01/25 No Opt. Call 406,381
425 5.000%, 2/01/26 No Opt. Call 434,066
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2016, 5.000%, 1/01/26
No Opt. Call 513,873
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 1,955,721

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 265 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding Series
2021A, 2.000%, 9/01/26
9/24 at 102.00 $ 249,712
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/27
No Opt. Call 182,380
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Dale Street Project, Series 2023, 3.500%,
12/01/25, (Mandatory Put 6/01/24)
4/24 at 100.00 997,627
320 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 3.500%, 9/01/24
No Opt. Call 318,565
Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B
:
550 4.000%, 2/01/25 No Opt. Call 550,738
300 4.000%, 2/01/26 No Opt. Call 301,740
1,225 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call 1,142,534
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019
:
400 3.000%, 8/01/24 No Opt. Call 398,970
400 3.000%, 8/01/25 8/24 at 102.00 395,771
Total Minnesota 26,129,270
Mississippi - 0.2%
1,000 Warren County, Mississippi, Environmental Improvement Revenue Bonds,
International Paper Company Project, Refunding Series 2020B, 1.600%,
8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call 972,120
Total Mississippi 972,120
Missouri - 2.2%
1,000 Kansas City Planned Industrial Expansion Authority, Missouri, Multifamily
Housing Revenue Bonds, The Depot on Old Santa Fe Series 2023,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 1,033,160
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 94,165
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 941,652
250 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call 252,178
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call 260,548
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.000%,
12/01/26
No Opt. Call 522,797
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
725 5.000%, 11/15/24 No Opt. Call 720,921
630 5.000%, 11/15/26 11/25 at 100.00 631,450
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022
:
500 5.000%, 7/01/24, (AMT) No Opt. Call 500,517
1,120 5.000%, 7/01/25, (AMT) No Opt. Call 1,131,142
1,170 5.000%, 7/01/26, (AMT) No Opt. Call 1,205,307

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B
:
$ 1,710 5.000%, 7/01/24, (AMT) No Opt. Call $ 1,713,040
1,630 5.000%, 7/01/26, (AMT) No Opt. Call 1,684,892
Total Missouri 10,691,769
Nebraska - 1.6%
175 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A,
5.000%, 11/15/25
No Opt. Call 178,728
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 3,687,365
2,710 Metropolitan Utilities District of Omaha, Nebraska, Gas System Revenue
Bonds, Series 2023, 5.000%, 12/01/26
No Opt. Call 2,854,843
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,140,546
Total Nebraska 7,861,482
Nevada - 0.5%
1,305 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/27 - AGM Insured
No Opt. Call 1,387,699
365 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 2.000%, 6/01/25
No Opt. Call 352,299
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 502,115
Total Nevada 2,242,113
New Jersey - 3.0%
1,155 Cherry Hill Township School District, Camden County, New Jersey,
General Obligation Bonds, Series 2022, 3.000%, 8/01/25
No Opt. Call 1,147,197
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 3/01/25
No Opt. Call 1,013,171
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022A
:
500 5.000%, 12/01/24, (AMT) No Opt. Call 503,519
600 5.000%, 12/01/25, (AMT) No Opt. Call 610,984
1,275 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023A, 5.000%, 12/01/26, (AMT)
No Opt. Call 1,310,123
2,035 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 5.000%, 6/01/25
No Opt. Call 2,072,005
5,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/24
No Opt. Call 5,009,398
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/26
No Opt. Call 2,592,630
500 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 501,672
Total New Jersey 14,760,699

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 1.8%
$ 5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call $ 5,409,209
3,510 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 3,566,875
Total New Mexico 8,976,084
New York - 3.9%
600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%,
12/01/24
No Opt. Call 602,265
2,615 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/27
No Opt. Call 2,811,765
4,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%, 11/01/27
No Opt. Call 4,365,494
New York City, New York, General Obligation Bonds, Fiscal 2023F Series 1
:
1,285 5.000%, 8/01/25 No Opt. Call 1,315,747
1,875 5.000%, 8/01/26 No Opt. Call 1,957,780
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call 3,066,344
1,000 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/27 - AGM Insured
No Opt. Call 1,080,133
2,895 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/26, (AMT)
No Opt. Call 3,005,963
1,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25, (AMT)
No Opt. Call 1,255,994
Total New York 19,461,485
North Carolina - 1.7%
5,000 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51,
(Mandatory Put 2/01/26)
2/26 at 100.00 5,134,558
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,350 5.000%, 1/01/26 - AGM Insured No Opt. Call 1,386,299
1,700 5.000%, 1/01/27 - AGM Insured No Opt. Call 1,779,171
Total North Carolina 8,300,028
North Dakota - 0.5%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
4/24 at 100.00 892,522
350 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27, (WI/DD)
1/26 at 100.00 350,002
260 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
4/24 at 100.00 259,609
215 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/25
No Opt. Call 216,075

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 750 West Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2020A, 2.000%, 5/01/24
No Opt. Call $ 748,132
Total North Dakota 2,466,340
Ohio - 2.0%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A
:
1,240 5.000%, 11/15/24 No Opt. Call 1,248,917
1,440 5.000%, 11/15/25 No Opt. Call 1,471,814
1,000 City of Cleveland, Ohio, Airport System Revenue Bonds, Series 2018,
5.000%, 1/01/27, (AMT)
No Opt. Call 1,036,165
250 Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 5.000%, 7/01/26
No Opt. Call 258,693
1,165 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 1,185,719
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%,
5/01/26
No Opt. Call 2,514,147
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 1,678,629
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 362,922
Total Ohio 9,757,006
Oklahoma - 2.0%
3,530 Canadian County Independent School District 69, Mustang, Oklahoma,
General Obligation Bond, Combined Purpose Series 2023, 4.000%,
6/01/25
No Opt. Call 3,550,654
5,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2019., 5.000%, 6/01/24
No Opt. Call 5,008,241
1,425 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2023C, 5.000%, 6/01/28
No Opt. Call 1,523,935
Total Oklahoma 10,082,830
Oregon - 1.7%
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call 451,846
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call 303,694
1,000 Salem-Keizer School District 24J, Marion and Polk Counties, Oregon,
General Obligation Bonds, Series 2009B, 0.000%, 6/15/27
No Opt. Call 899,857
6,730 Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/26
No Opt. Call 7,009,347
Total Oregon 8,664,744
Pennsylvania - 1.3%
1,600 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 1,632,101

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call $ 302,523
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
425 5.000%, 12/01/24 No Opt. Call 428,967
525 5.000%, 12/01/25 No Opt. Call 540,513
2,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,025,732
1,365 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2023, 5.000%, 2/15/29
1/29 at 100.00 1,503,404
Total Pennsylvania 6,433,240
Puerto Rico - 1.7%
1,425 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 1,430,405
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
61 0.000%, 7/01/27 No Opt. Call 54,016
21 0.000%, 7/01/29 7/28 at 98.64 17,227
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
6,514 5.375%, 7/01/25 No Opt. Call 6,646,042
231 5.625%, 7/01/27 No Opt. Call 245,857
36 5.625%, 7/01/29 No Opt. Call 39,437
Total Puerto Rico 8,432,984
South Dakota - 0.1%
700 Minnehaha County, South Dakota, Certificates of Participation, Limited Tax
Series 2023A, 5.000%, 12/01/24
No Opt. Call 706,303
Total South Dakota 706,303
Tennessee - 2.9%
100 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 107,634
1,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.000%, 7/01/28 - AGM Insured
No Opt. Call 1,080,899
255 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call 262,751
885 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/26, (AMT)
7/25 at 100.00 895,418
9,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/25
No Opt. Call 9,170,399
3,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/24
No Opt. Call 3,011,523
Total Tennessee 14,528,624
Texas - 12.3%
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
1,000 5.000%, 11/15/25, (AMT) No Opt. Call 1,018,617
1,250 5.000%, 11/15/27, (AMT) No Opt. Call 1,319,616
Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 600 5.000%, 2/15/25 No Opt. Call $ 607,761
625 5.000%, 2/15/26 No Opt. Call 645,397
400 5.000%, 2/15/27 No Opt. Call 421,382
Brazos Higher Education Authority Inc., Texas, Student Loan Program
Revenue Bonds, Senior Series 2020-1A
:
775 5.000%, 4/01/24, (AMT) No Opt. Call 775,000
500 5.000%, 4/01/25, (AMT) No Opt. Call 503,952
5,890 (c) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 6,013,405
555 Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/26
No Opt. Call 572,399
1,450 Dickinson Independent School District, Galveston County, Texas, General
Obligation Bonds, Refunding Series 2023A, 5.000%, 2/15/27
No Opt. Call 1,536,528
1,805 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding Series 2019B, 5.000%, 2/15/25
No Opt. Call 1,829,589
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call 1,873,977
Grand Prairie, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2024
:
500 5.000%, 2/15/27 No Opt. Call 527,573
500 5.000%, 2/15/28 No Opt. Call 538,116
2,045 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/25
No Opt. Call 2,099,733
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 6,965,080
5,675 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 5,876,417
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%,
10/01/41, (Mandatory Put 10/01/24)
No Opt. Call 1,692,324
3,630 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/26, (AMT)
No Opt. Call 3,740,334
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvement Series 2020, 5.000%, 2/15/26
No Opt. Call 867,804
1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call 1,612,783
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call 400,822
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call 743,009
3,435 Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System
Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/25
No Opt. Call 3,483,271
1,200 McKinney Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding & School Building Series 2021, 5.000%,
2/15/27
No Opt. Call 1,268,889
2,235 Midlothian Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2020, 5.000%, 2/15/26
No Opt. Call 2,309,587

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,785 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call $ 1,878,226
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 1.875%, 1/01/26, (AMT), 144A
4/24 at 103.00 299,674
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 571,129
3,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call 3,416,842
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022
:
500 5.000%, 4/15/24 No Opt. Call 500,213
1,885 5.000%, 10/15/24 No Opt. Call 1,899,782
465 Wise County, Texas, Lease Revenue Bonds, Parker County Junior College
District, Refunding Series 2021, 5.000%, 8/15/24
No Opt. Call 466,871
2,850 (c) Ysleta Independent School District, El Paso County, Texas, General
Obligation Bonds, Series 2016, 5.000%, 8/15/32, (Pre-refunded 8/15/25)
8/25 at 100.00 2,914,385
Total Texas 61,190,487
Utah - 0.6%
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,219,245
750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.000%, 7/01/25, (AMT)
No Opt. Call 760,015
Total Utah 2,979,260
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,000 5.000%, 10/01/25 No Opt. Call 1,017,960
1,645 5.000%, 10/01/26 No Opt. Call 1,694,477
Total Virgin Islands 2,712,437
Virginia - 2.5%
3,160 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call 3,362,392
4,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 4,161,112
1,180 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
6/24 at 100.00 1,178,589
3,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 3.900%, 7/01/55, (Mandatory Put 7/01/25)
9/24 at 100.00 2,995,958
690 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 685,713
Total Virginia 12,383,764
Washington - 2.5%
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 2,534,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/25, (AMT)
No Opt. Call $ 2,023,611
1,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/27, (AMT)
No Opt. Call 1,620,670
5,275 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 5,406,579
760 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B, 5.000%, 10/01/25
No Opt. Call 774,892
Total Washington 12,360,651
Wisconsin - 4.4%
625 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A,
2.000%, 5/01/25
No Opt. Call 610,037
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B,
1.000%, 10/01/25
No Opt. Call 1,184,909
400 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 5.000%, 1/01/26
No Opt. Call 408,093
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call 278,414
325 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown
Regional Medical Center Project, Series 2020A, 5.000%, 6/01/26
No Opt. Call 332,038
1,875 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 1,855,919
600 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 2.000%, 4/01/25
No Opt. Call 586,098
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
4/24 at 100.00 1,360,869
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
435 5.000%, 10/01/25 No Opt. Call 437,552
455 5.000%, 10/01/26 No Opt. Call 458,820
2,550 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A-4, 5.000%,
8/15/54, (Mandatory Put 1/29/25)
No Opt. Call 2,579,215
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26
No Opt. Call 257,872
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 5.000%, 12/01/24
No Opt. Call 100,802
110 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24
No Opt. Call 109,174
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/25
No Opt. Call 2,097,480
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 8,011,430
210 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/25
No Opt. Call 206,005

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021
:
$ 220 1.950%, 7/01/24 No Opt. Call $ 218,343
460 2.250%, 7/01/26 No Opt. Call 431,457
350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/25
No Opt. Call 346,688
Total Wisconsin 21,871,215
Wyoming - 0.3%
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:
750 5.000%, 6/01/24 No Opt. Call 751,261
500 5.000%, 6/01/26 No Opt. Call 518,189
Total Wyoming 1,269,450
Total Municipal Bonds
(cost $481,716,909) 480,791,599
Shares Description (a) Value
X –
COMMON STOCKS - 0 .3 % X 1,407,718
Utilities - 0.3%
634 (d),(e),(f) Vistra Vision $ 1,407,718
Total Utilities 1,407,718
Total Common Stocks
(cost $751,144) 1,407,718
Total Long-Term Investments
(cost $482,468,053) 482,199,317
Borrowings - (0.4)% (g) (2,072,255)
Other Assets & Liabilities, Net -   3.2% 16,041,233
Net Assets - 100% $ 496,168,295
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Borrowings as a percentage of Total Investments is 0.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
March 31, 2024
See Notes to Financial Statements

March 31, 2024 All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 4,398,656,879 $ 7,243,025,564 $ 5,151,269,601 $ 482,199,317
Short-term investments, at value
◊
99,835,000 117,505,000 40,700,000 –
Cash 28,476,897 2,932,356 10,950,150 –
Cash collateral at broker for investments in futures contracts 50 – – –
Receivables:
Interest 56,943,989 82,828,784 56,740,138 6,772,287
Investments sold 69,248,652 77,724,926 39,005,563 12,728,844
Shares sold 8,274,512 17,561,765 7,222,281 380,385
Other 391,377 504,338 361,634 68,819
Total assets 4,661,827,356 7,542,082,733 5,306,249,367 502,149,652
LIABILITIES
Borrowings 80,742,931 13,123,198 – 2,072,255
Floating rate obligations 123,995,000 – – –
Payables:
Management fees 1,498,712 2,446,693 1,543,150 177,516
Dividends 2,214,152 4,350,349 2,247,156 250,987
Interest 783,235 12,732 4,386 2,429
Investments purchased - regular settlement 61,398,485 40,060,617 21,518,313 2,225,000
Investments purchased - when-issued/delayed-delivery settlement 30,078,138 53,230,931 41,919,590 350,000
Shares redeemed 9,388,357 12,467,181 7,838,986 692,794
Accrued expenses:
Custodian fees 327,551 397,932 354,827 64,119
Directors/Trustees fees 309,907 442,035 322,456 33,175
Professional fees 32,871 53,764 41,147 5,168
Shareholder reporting expenses 73,227 94,712 121,101 15,208
Shareholder servicing agent fees 370,609 770,088 785,021 50,154
12b-1 distribution and service fees 467,104 160,067 185,503 42,552
Total liabilities 311,680,279 127,610,299 76,881,636 5,981,357
Commitments and contingencies
(1)
Net assets $ 4,350,147,077 $ 7,414,472,434 $ 5,229,367,731 $ 496,168,295
NET ASSETS CONSIST OF:
Paid-in capital $ 5,321,947,455 $ 7,797,322,376 $ 5,396,437,046 $ 514,034,144
Total distributable earnings (loss) (971,800,378) (382,849,942) (167,069,315) (17,865,849)
Net assets $ 4,350,147,077 $ 7,414,472,434 $ 5,229,367,731 $ 496,168,295
†
Long-term investments, cost $ 4,304,479,288 $ 7,420,952,436 $ 5,182,237,241 $ 482,468,053
◊
Short-term investments, cost $ 99,835,000 $ 117,505,000 $ 40,700,000 $ —
(1) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 2,057,942,117 $ 765,602,064 $ 928,082,738 $ 205,141,695
Shares outstanding 201,846,724 86,490,957 84,730,963 20,940,938
Net asset value ("NAV") per share $ 10.20 $ 8.85 $ 10.95 $ 9.80
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.65 $ 9.12 $ 11.23 $ 10.05
CLASS C:
Net assets $ 138,312,003 $ 34,830,531 $ 31,105,151 $ 8,101,919
Shares outstanding 13,565,456 3,933,641 2,851,507 830,188
NAV and offering price per share $ 10.20 $ 8.85 $ 10.91 $ 9.76
CLASS R6:
Net assets $ 137,328,526 $ — $ — $ —
Shares outstanding 13,397,453 — — —
NAV and offering price per share $ 10.25 $ — $ — $ —
CLASS I:
Net assets $ 2,016,564,431 $ 6,614,039,839 $ 4,270,179,842 $ 282,924,681
Shares outstanding 196,917,804 744,886,299 391,466,068 28,839,866
NAV and offering price per share $ 10.24 $ 8.88 $ 10.91 $ 9.81
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
March 31, 2024
See Notes to Financial Statements

Year Ended March 31, 2024 All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Interest $ 206,277,352 $ 263,823,398 $ 161,372,304 $ 16,932,688
Total investment income 206,277,352 263,823,398 161,372,304 16,932,688
EXPENSES
– – – –
Management fees 18,322,782 29,588,966 19,762,175 2,342,276
12b-1 service fees - Class A 4,201,549 1,576,521 2,035,380 478,817
12b-1 distribution and service fees - Class C 1,576,654 385,605 392,463 101,646
Shareholder servicing agent fees - Class A 789,213 334,226 568,726 94,673
Shareholder servicing agent fees - Class C 59,314 16,335 21,824 4,017
Shareholder servicing agent fees - Class R6 6,484 — — —
Shareholder servicing agent fees - Class I 799,528 2,864,406 2,609,286 126,717
Interest expense 3,909,114 266,951 235,075 48,192
Directors/Trustees fees 141,552 240,756 176,311 16,864
Custodian expenses, net 303,330 403,178 359,177 75,520
Excise tax liability expense — 213 — —
Registration fees 238,579 237,606 196,957 111,523
Professional fees 252,719 361,938 284,421 60,234
Shareholder reporting expenses 249,899 318,701 337,710 41,383
Other 50,530 98,966 94,395 21,424
Total expenses 30,901,247 36,694,368 27,073,900 3,523,286
Net investment income (loss) 175,376,105 227,129,030 134,298,404 13,409,402
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (91,835,604) (17,799,446) 6,938,785 (8,047,661)
Net realized gain (loss) (91,835,604) (17,799,446) 6,938,785 (8,047,661)
Change in unrealized appreciation (depreciation) on:
Investments 103,471,917 61,108,367 15,989,795 6,990,375
Net change in unrealized appreciation (depreciation) 103,471,917 61,108,367 15,989,795 6,990,375
Net realized and unrealized gain (loss) 11,636,313 43,308,921 22,928,580 (1,057,286)
Net increase (decrease) in net assets from operations $ 187,012,418 $ 270,437,951 $ 157,226,984 $ 12,352,116

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 175,376,105 $ 206,619,866 $ 227,129,030 $ 215,258,113
Net realized gain (loss) (91,835,604) (803,024,312) (17,799,446) (149,421,856)
Net change in unrealized appreciation (depreciation) 103,471,917 140,713,510 61,108,367 (185,591,473)
Net increase (decrease) in net assets from operations 187,012,418 (455,690,936) 270,437,951 (119,755,216)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (77,478,579) (80,416,955) (21,426,253) (19,783,346)
Class C (4,596,286) (5,233,730) (735,396) (680,389)
Class R6 (5,378,353) (4,673,587) — —
Class I (83,046,460) (105,170,778) (196,958,818) (182,875,837)
Total distributions (170,499,678) (195,495,050) (219,120,467) (203,339,572)
FUND SHARE TRANSACTIONS
Subscriptions 1,162,622,143 2,534,125,820 2,877,479,354 5,962,593,321
Reinvestments of distributions 141,848,650 152,966,958 163,284,231 141,855,832
Redemptions (1,769,907,578) (4,924,245,842) (3,679,304,446) (7,561,449,728)
Net increase (decrease) from Fund share transactions (465,436,785) (2,237,153,064) (638,540,861) (1,457,000,575)
Net increase (decrease) in net assets (448,924,045) (2,888,339,050) (587,223,377) (1,780,095,363)
Net assets at the beginning of period 4,799,071,122 7,687,410,172 8,001,695,811 9,781,791,174
Net assets at the end of period $ 4,350,147,077 $ 4,799,071,122 $ 7,414,472,434 $ 8,001,695,811

See Notes to Financial Statements

Limited Term Short Term
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 134,298,404 $ 120,694,070 $ 13,409,402 $ 10,076,121
Net realized gain (loss) 6,938,785 (119,860,432) (8,047,661) (8,649,885)
Net change in unrealized appreciation (depreciation) 15,989,795 30,868,162 6,990,375 5,870,720
Net increase (decrease) in net assets from operations 157,226,984 31,701,800 12,352,116 7,296,956
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (21,407,552) (16,037,784) (5,270,277) (3,133,215)
Class C (510,719) (242,758) (140,698) (43,161)
Class I (107,973,321) (87,333,930) (7,561,502) (5,949,384)
Total distributions (129,891,592) (103,614,472) (12,972,477) (9,125,760)
FUND SHARE TRANSACTIONS
Subscriptions 1,184,973,189 3,390,582,001 160,557,673 682,388,551
Reinvestments of distributions 100,480,056 78,757,156 9,763,888 6,218,817
Redemptions (2,850,663,025) (5,085,114,031) (372,508,339) (725,257,642)
Net increase (decrease) from Fund share transactions (1,565,209,780) (1,615,774,874) (202,186,778) (36,650,274)
Net increase (decrease) in net assets (1,537,874,388) (1,687,687,546) (202,807,139) (38,479,078)
Net assets at the beginning of period 6,767,242,119 8,454,929,665 698,975,434 737,454,512
Net assets at the end of period $ 5,229,367,731 $ 6,767,242,119 $ 496,168,295 $ 698,975,434

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
3/31/24
$ 10.13 $ 0.38 $ 0.06 $ 0.44 $ (0.37) $ — $ (0.37) $ 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21
11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
3/31/20
11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
Class
C
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21
11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
3/31/20
11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
Class
R6
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21
11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
3/31/20
11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
Class
I
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21
11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
3/31/20
11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .47% $ 2,057,942 0 .76% 0 .67% 3 .81% 59%
( 5 .48 ) 2,207,643 0 .82 0 .66 3 .50 47
( 5 .76 ) 3,012,154 0 .70 0 .64 2 .80 27
8 .51 3,154,428 0 .69 0 .66 2 .98 19
2 .41 2,255,358 0 .70 0 .67 3 .10 14
3 .68 138,312 1 .56 1 .47 3 .00 59
( 6 .26 ) 184,011 1 .62 1 .46 2 .70 47
( 6 .54 ) 265,767 1 .50 1 .44 2 .00 27
7 .73 293,333 1 .49 1 .46 2 .18 19
1 .52 244,369 1 .50 1 .47 2 .31 14
4 .71 137,329 0 .53 0 .44 4 .04 59
( 5 .30 ) 142,935 0 .58 0 .42 3 .74 47
( 5 .58 ) 159,516 0 .47 0 .41 3 .04 27
8 .79 114,355 0 .45 0 .42 3 .19 19
2 .65 41,526 0 .47 0 .44 3 .29 14
4 .60 2,016,564 0 .56 0 .47 4 .00 59
( 5 .23 ) 2,264,482 0 .62 0 .46 3 .69 47
( 5 .55 ) 4,249,974 0 .50 0 .44 3 .00 27
8 .69 4,281,209 0 .49 0 .45 3 .17 19
2 .60 2,964,458 0 .50 0 .47 3 .31 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
3/31/24
$ 8.77 $ 0.25 $ 0.07 $ 0.32 $ (0.24) $ — $ (0.24) $ 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21
9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
3/31/20
9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
Class
C
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21
9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
3/31/20
9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
Class
I
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21
9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
3/31/20
9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
3 .70% $ 765,602 0 .65% 0 .65% 2 .82% 24%
( 0 .90 ) 845,566 0 .65 0 .64 2 .38 21
( 3 .66 ) 940,178 0 .63 0 .63 1 .87 26
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .28 768,267 0 .65 0 .65 2 .45 22
2 .86 34,831 1 .45 1 .45 2 .02 24
( 1 .80 ) 43,566 1 .45 1 .44 1 .58 21
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
1 .48 59,004 1 .45 1 .45 1 .65 22
3 .90 6,614,040 0 .45 0 .45 3 .02 24
( 0 .67 ) 7,112,564 0 .45 0 .44 2 .57 21
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18
2 .58 7,775,550 0 .45 0 .45 2 .65 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
3/31/24
$ 10.87 $ 0.24 $ 0.07 $ 0.31 $ (0.23) $ — $ — $ (0.23) $ 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21
11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
3/31/20
11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
Class
C
3/31/24
10.82 0.15 0.08 0.23 (0.14) — — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21
10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
3/31/20
11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
Class
I
3/31/24
10.82 0.26 0.08 0.34 (0.25) — — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21
10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
3/31/20
11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .89% $ 928,083 0 .63% 0 .63% 2 .19% 22%
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
1 .43 1,236,659 0 .62 0 .61 1 .97 22
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
0 .62 88,648 1 .42 1 .41 1 .17 22
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18
1 .63 4,447,770 0 .42 0 .41 2 .17 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
3/31/24
$ 9.79 $ 0.22 $ 0.01 $ 0.23 $ (0.22) $ — $ (0.22) $ 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21
10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
3/31/20
10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
Class
C
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 ( — ) (d) (0.36) (0.36) ( — ) (d) — — 9.79
3/31/21
10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
3/31/20
10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
Class
I
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21
10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
3/31/20
10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .36% $ 205,142 0 .72% 0 .71% 2 .27% 41%
0 .77 281,531 0 .69 0 .69 1 .20 52
( 2 .80 ) 277,719 0 .67 0 .67 0 .77 37
2 .90 329,109 0 .68 0 .68 1 .08 38
0 .96 259,148 0 .69 0 .69 1 .57 37
1 .43 8,102 1 .52 1 .51 1 .46 41
0 .00 (d) 13,160 1 .49 1 .49 0 .41 52
( 3 .50 ) 12,359 1 .47 1 .47 ( 0 .02 ) 37
2 .08 16,519 1 .48 1 .48 0 .29 38
0 .16 17,781 1 .49 1 .49 0 .77 37
2 .44 282,925 0 .52 0 .51 2 .45 41
0 .98 404,284 0 .49 0 .49 1 .39 52
( 2 .51 ) 447,376 0 .47 0 .47 0 .97 37
3 .10 469,157 0 .48 0 .48 1 .28 38
1 .16 440,687 0 .49 0 .49 1 .77 37

Notes to Financial Statements
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period: The end of the reporting period for the Funds is March 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended March 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its  officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
All-American
$ 94,787
Intermediate Duration
108,417
Limited Term
110,305
Short Term
9,300

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:  In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in

Notes to Financial Statements
(continued)
accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,260,385,382 $ 88,159 $ 4,260,473,541
U.S. Government and Agency Obligations – 87,556,875 – 87,556,875
Common Stocks – 713,680 45,704,843 46,418,523
Asset-Backed and Mortgage-Backed Securities – 4,166,699 – 4,166,699
Variable Rate Senior Loan Interests – – 41,241 41,241
Short-Term Investments:
Municipal Bonds – 99,835,000 – 99,835,000
Total $ – $ 4,452,657,636 $ 45,834,243 $ 4,498,491,879
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,057,142,751 $ 6,105 $ 7,057,148,856
Common Stocks – – 169,386,644 169,386,644
Asset-Backed and Mortgage-Backed Securities – 16,490,064 – 16,490,064
Short-Term Investments:
Municipal Bonds – 117,505,000 – 117,505,000
Total $ – $ 7,191,137,815 $ 169,392,749 $ 7,360,530,564
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,972,482,611 $ – $ 4,972,482,611
Common Stocks – – 178,786,990 178,786,990
Short-Term Investments:
Municipal Bonds – 40,700,000 – 40,700,000
Total $ – $ 5,013,182,611 $ 178,786,990 $ 5,191,969,601
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 480,791,599 $ – $ 480,791,599
Common Stocks – – 1,407,718 1,407,718
Total $ – $ 480,791,599 $ 1,407,718 $ 482,199,317

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
All-American Intermediate Duration Limited Term Short Term
Level 3 Level 3 Level 3 Level 3
Municipal
Bonds
Variable Rate
Senior Loan
Interests
Common
Stocks
Municipal
Bonds
Common
Stocks
Common
Stocks
Common
Stocks
Balance at the beginning of period $130,884 $- $- $9,263 $- $- $-
Gains (losses):
Net realized gains (losses) 2,686 - - - - - -
Change in net unrealized
appreciation (depreciation) (2,686) (280,449) - - - - -
Purchases at cost - 500,000 - - - - -
Sales at proceeds (43,207) (178,310) - (3,158) - - -
Net discounts (premiums) - - - - - - -
Transfers into 482 - 45,704,843 - 169,386,644 178,786,990 1,407,718
Transfers (out of) - - - - - - -
Balance at the end of period $88,159 $41,241 $45,704,843 $6,105 $169,386,644 $178,786,990 $1,407,718
Change in net unrealized appreciation
(depreciation) during the period of
Level 3 securities held as of period end
$(4,329,070) $(280,449) $(9,700,758) - $(35,951,967) $(37,947,171) $(298,784)
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
All-American
Municipal Bonds $- $- $- $(482) $482 $-
Common Stocks $- $- $- $(45,704,843) $45,704,843 $-
Intermediate Duration
Common Stocks $- $- $- $(169,386,644) $169,386,644 $-
Limited Term
Common Stocks $- $- $- $(178,786,990) $178,786,990 $-
Short Term
Common Stocks $- $- $- $(1,407,718) $1,407,718 $-
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
All-American Municipal Bonds $88,159 Expected Recovery Recovery Proceeds 100% N/A
Variable Rate Senior
Loan Interest   41,241
Probability Weighted
Expected Recovery Recovery Proceeds 12.82% N/A
Common Stocks   45,704,843 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Total $45,834,243
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Intermediate
Duration
Municipal Bonds $6,105 Expected Recovery Recovery Proceeds 100% N/A
Common Stocks 169,386,644 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Total $169,392,749
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Limited Term Common Stocks $178,786,990 Enterprise Value EBITDA Multiples 9.25-11.25 N/A

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Short Term Common Stocks $1,407,718 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 123,995,000 $ — $ 123,995,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 90,471,123 3.94%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 123,995,000 $ — $ 123,995,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
nning
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 2,601,989,826 $ 114,186,875 $ 2,989,674,782 $ 24,928,594
Intermediate Duration
1,816,240,568 3,562,793 2,489,836,407 57,803
Limited Term
1,235,397,210 — 2,759,742,629 —
Short Term
232,854,325 — 434,904,830 —
Year Ended
3/31/24
Year Ended
3/31/23
All-American Shares Amount Shares Amount
Subscriptions:
Class A 37,262,791 $373,159,788 57,880,697 $587,762,385
Class A - automatic conversion of Class C 28,908 291,107 48,335 495,395
Class C 1,731,478 17,353,965 3,477,596 35,253,323
Class R6 6,180,993 62,290,659 11,973,620 122,446,849
Class I 70,473,592 709,526,624 174,308,818 1,788,167,868
Total subscriptions 115,677,762 1,162,622,143 247,689,066 2,534,125,820
Reinvestments of distributions:
Class A 6,813,019 68,245,392 6,965,823 70,611,282
Class C 419,342 4,200,920 464,633 4,709,947
Class R6 331,976 3,342,089 368,482 3,757,721
Class I 6,567,293 66,060,249 7,247,738 73,888,008
Total reinvestments of distributions 14,131,630 141,848,650 15,046,676 152,966,958
Redemptions:
Class A (60,198,945) (602,317,593) (118,734,549) (1,208,450,100)
Class C (6,715,183) (67,211,631) (9,712,827) (98,745,287)
Class C - automatic conversion to Class A (28,906) (291,107) (48,332) (495,395)
Class R6 (7,151,412) (71,528,151) (12,621,023) (129,054,830)
Class I (102,645,050) (1,028,559,096) (340,737,207) (3,487,500,230)
Total redemptions (176,739,496) (1,769,907,578) (481,853,938) (4,924,245,842)
Net increase (decrease) (46,930,104) $(465,436,785) (219,118,196) $(2,237,153,064)

Year Ended
3/31/24
Year Ended
3/31/23
Intermediate Duration Shares Amount Shares Amount
Subscriptions:
Class A 16,963,876 $147,643,884 42,575,714 $370,551,557
Class A - automatic conversion of Class C 1,138 9,832 3,087 27,068
Class C 789,810 6,875,934 1,825,035 15,800,739
Class I 314,575,041 2,722,949,704 639,391,383 5,576,213,957
Total subscriptions 332,329,865 2,877,479,354 683,795,219 5,962,593,321
Reinvestments of distributions:
Class A 2,149,508 18,700,096 2,001,437 17,404,317
Class C 76,497 665,888 70,745 615,322
Class I 16,490,930 143,918,247 14,194,503 123,836,193
Total reinvestments of distributions 18,716,935 163,284,231 16,266,685 141,855,832
Redemptions:
Class A (29,025,167) (252,004,258) (52,011,717) (451,627,877)
Class C (1,896,900) (16,476,681) (3,078,464) (26,735,384)
Class C - automatic conversion to Class A (1,138) (9,832) (3,087) (27,068)
Class I (394,568,193) (3,410,813,675) (812,344,036) (7,083,059,399)
Total redemptions (425,491,398) (3,679,304,446) (867,437,304) (7,561,449,728)
Net increase (decrease) (74,444,598) $(638,540,861) (167,375,400) $(1,457,000,575)
Year Ended
3/31/24
Year Ended
3/31/23
Limited Term Shares Amount Shares Amount
Subscriptions:
Class A 11,583,419 $125,341,404 29,578,320 $318,236,925
Class A - automatic conversion of Class C 27,265 295,381 9,343 100,335
Class C 285,014 3,059,727 1,403,341 15,008,905
Class I 98,097,315 1,056,276,677 285,276,514 3,057,235,836
Total subscriptions 109,993,013 1,184,973,189 316,267,518 3,390,582,001
Reinvestments of distributions:
Class A 1,695,792 18,327,836 1,274,997 13,728,392
Class C 45,249 486,941 21,374 229,396
Class I 7,587,637 81,665,279 6,041,863 64,799,368
Total reinvestments of distributions 9,328,678 100,480,056 7,338,234 78,757,156
Redemptions:
Class A (34,628,735) (374,143,867) (64,275,760) (691,062,568)
Class C (2,002,915) (21,534,143) (3,369,428) (36,075,498)
Class C - automatic conversion to Class A (27,366) (295,381) (9,380) (100,335)
Class I (228,484,336) (2,454,689,634) (407,440,113) (4,357,875,630)
Total redemptions (265,143,352) (2,850,663,025) (475,094,681) (5,085,114,031)
Net increase (decrease) (145,821,661) $(1,565,209,780) (151,488,929) $(1,615,774,874)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount and paydowns. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
3/31/24
Year Ended
3/31/23
Short Term Shares Amount Shares Amount
Subscriptions:
Class A 5,250,725 $51,073,731 27,412,627 $266,574,871
Class A - automatic conversion of Class C 2 22 1,072 10,527
Class C 292,202 2,835,652 1,311,490 12,711,945
Class I 10,906,602 106,648,268 41,372,385 403,091,208
Total subscriptions 16,449,531 160,557,673 70,097,574 682,388,551
Reinvestments of distributions:
Class A 477,194 4,653,169 287,791 2,802,175
Class C 12,466 121,114 3,906 37,908
Class I 510,955 4,989,605 346,523 3,378,734
Total reinvestments of distributions 1,000,615 9,763,888 638,220 6,218,817
Redemptions:
Class A (13,534,884) (132,015,979) (27,224,185) (265,305,298)
Class C (823,533) (8,014,946) (1,227,885) (11,935,039)
Class C - automatic conversion to Class A (2) (22) (1,077) (10,527)
Class I (23,808,707) (232,477,392) (45,971,948) (448,006,778)
Total redemptions (38,167,126) (372,508,339) (74,425,095) (725,257,642)
Net increase (decrease) (20,716,980) $(202,186,778) (3,689,301) $(36,650,274)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 4,271,984,296 $ 181,034,300 $ (78,521,717) $ 102,512,583
Intermediate Duration
7,532,455,707 217,408,275 (389,333,418) (171,925,143)
Limited Term
5,220,394,291 157,795,698 (186,220,388) (28,424,690)
Short Term
482,511,809 2,458,555 (2,771,047) (312,492)

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 16,823,331 $ 729,046 $ — $ 102,512,584 $ (1,077,884,884) $ — $ (13,980,455) $ (971,800,378)
Intermediate
Duration
23,103,961 467,596 — (171,925,143) (215,917,015) — (18,579,341) (382,849,942)
Limited Term
22,555,937 83,685 — (28,424,690) (150,649,175) — (10,635,072) (167,069,315)
Short Term
2,508,767 — — (312,492) (18,894,373) — (1,167,751) (17,865,849)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2024 through March 31, 2024 and paid on April 1, 2024.
3/31/24 3/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
All-American
$ 170,071,720 $ 427,958 $ — $ 194,011,913 $ 1,483,137 $ —
Intermediate Duration
218,817,422 303,045 — 201,839,820 1,499,752 —
Limited Term
129,600,605 290,987 — 103,125,774 488,698 —
Short Term
12,972,477 — — 9,113,279 12,481 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
All-American
1
$ 513,868,878 $ 564,016,006 $ 1,077,884,884
Intermediate Duration
90,027,058 125,889,957 215,917,015
Limited Term
45,332,117 105,317,058 150,649,175
Short Term
2,613,596 16,280,777 18,894,373
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Fund
Utilized
All-American
$ —
Intermediate Duration
—
Limited Term
7,750,695
Short Term
—

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
All-American
0 .1638%
Intermediate Duration
0 .1636%
Limited Term
0 .1600%
Short Term
0 .1826%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
N/A - Not Applicable.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 38,613,888 $ 37,680,131 $ (3,334,022)
Intermediate Duration
— — —
Limited Term
— — —
Short Term
7,171,630 16,797,498 (466,084)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
All-American
$ 1,585,918 $ 1,549,251
Intermediate Duration
495,488 481,930
Limited Term
133,662 126,759
Short Term
77,841 76,944
Fund
Commission
Advances
(Unaudited)
All-American
$ 1,395,710
Intermediate Duration
464,506
Limited Term
106,614
Short Term
75,203
Fund
12b-1 Fees
Retained
(Unaudited)
All-American
$ —
Intermediate Duration
24,770
Limited Term
8,714
Short Term
8,274

Notes to Financial Statements
(continued)
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
CDSC
Retained
(Unaudited)
All-American
$ 110,752
Intermediate Duration
58,496
Limited Term
33,554
Short Term
25,529
Fund
Maximum
Outstanding
Balance
All-American
$ 80,742,931
Intermediate Duration
87,800,000
Limited Term
51,500,000
Short Term
3,158,148
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
24 $ 41,507,155 6.50%
Intermediate Duration
16 35,445,416 6.44
Limited Term
23 18,391,027 6.49
Short Term
12 2,142,824 6.38

11. Subsequent Events
Management Fees: As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. The overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
All-American $ —
Intermediate Duration —
Limited Term —
Short Term —

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023, for Nuveen Municipal Trust and Nuveen
Investment Funds, Inc.; at this meeting, the shareholders were asked to elect Board members.
Nuveen Municipal
Trust
Nuveen Investment
Funds, Inc.
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 2,898,392,269 527,096,856
Withhold 47,827,814 6,978,513
Total 2,946,220,083 534,075,369
Michael A. Forrester
For 2,899,544,496 528,051,701
Withhold 46,675,587 6,023,668
Total 2,946,220,083 534,075,369
Thomas J. Kenny
For 2,899,700,566 528,042,849
Withhold 46,519,517 6,032,520
Total 2,946,220,083 534,075,369
Amy B.R. Lancellotta
For 2,899,476,413 528,290,629
Withhold 46,743,670 5,784,740
Total 2,946,220,083 534,075,369
Joanne T. Medero
For 2,898,449,374 528,012,180
Withhold 47,770,709 6,063,189
Total 2,946,220,083 534,075,369
Albin F. Moschner
For 2,897,151,854 527,124,878
Withhold 49,068,229 6,950,491
Total 2,946,220,083 534,075,369
John K. Nelson
For 2,895,363,880 528,105,547
Withhold 50,856,203 5,969,822
Total 2,946,220,083 534,075,369
Loren M. Starr
For 2,900,467,238 528,323,160
Withhold 45,752,845 5,752,209
Total 2,946,220,083 534,075,369
Matthew Thornton III
For 2,899,149,813 528,016,841
Withhold 47,070,270 6,058,528
Total 2,946,220,083 534,075,369
Terence J. Toth
For 2,889,997,585 527,139,054
Withhold 56,222,498 6,936,315
Total 2,946,220,083 534,075,369
Margaret L. Wolff
For 2,898,761,318 528,268,255
Withhold 47,458,765 5,807,114
Total 2,946,220,083 534,075,369
Robert L. Young
For 2,900,344,798 528,003,067
Withhold 45,875,285 6,072,302
Total 2,946,220,083 534,075,369

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GICS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the
Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust
.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer does not have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors/Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2022 and March 31, 2023. The Board recognized that the use of leverage detracted from performance but was supportive of the
Fund’s income objective. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the
Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-
year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the third quartile for the three-year period and second quartile for the five-year period ended March 31,
2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its
Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-year period ended December
31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31,
2023, the Fund outperformed or matched the performance of its benchmark for the three- and five-year periods ended March 31, 2023. The Fund also ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2022 and third quartile for the three-year period ended
December 31, 2022. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the All-American Fund had a net management fee and a net total expense ratio that were below the respective peer averages; (b) the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average; and (c) the Short
Term Fund had a net management fee that was slightly higher than the peer average, but a net total expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and 2021), including the permanent expense cap applicable to the Intermediate Duration Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/Trustees of the Funds. The number of Directors/Trustees of the Funds is currently set at twelve. None of the Directors/Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Directors/Trustees”) has ever been a Directors/Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors/Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors/Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Director/Trustee
2008 Formerly, a Co–Founding Partner, Promus Capital (investment advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); Chair and Member of the Board of Directors (since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of Directors (since 2008),
Catalyst Schools of Chicago (philanthropy); Member of the Board of Directors (since 2012), formerly, Investment Committee Chair
(2017–2022), Mather Foundation Board (philanthropy); formerly,
Member (2005–2016), Chicago Fellowship Board (philanthropy);
formerly, Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010–2019); formerly,
Director, LogicMark LLC (health services) (2012–2016); formerly,
Director, Legal & General Investment Management America, Inc.
(asset management) (2008–2013); formerly, CEO and President,
Northern Trust Global Investments (financial services) (2004–2007);
Executive Vice President, Quantitative Management & Securities
Lending (2000–2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005–2007), Northern Trust
Global Investments Board (2004–2007), Northern Trust Japan
Board (2004–2007), Northern Trust Securities Inc. Board (2003–
2007) and Northern Trust Hong Kong Board (1997–2004).
216
Joseph A. Boateng
1963
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
210
Michael A. Forrester
1967
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Trustee,
Dexter Southfield School (since 2019); Member (since 2020),
Governing Council of the Independent Directors Council (IDC);
Trustee, the College Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
210

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Thomas J. Kenny
1963
730 Third Avenue
New York, NY 10017
Co-Chair and
Director/Trustee
2024 Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
216
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
216
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
216
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
216

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2013 Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010-2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
formerly, Trustee and Chairman of the Board of Trustees of Marian
University (2011-2013); formerly Chief Executive Officer of ABN
AMRO Bank N.V., North America, and Global Head of the Financial
Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.
216
Loren M. Starr
1961
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Independent Consultant/Advisor (since 2021); formerly, Vice Chair,
Senior Managing Director (2020–2021), Chief Financial Officer,
Senior Managing Director (2005–2020), Invesco Ltd.; Director
(since 2023) and Audit Committee member (since 2024), AMG;
formerly, Chair and Member of the Board of Directors (2014–2021),
Georgia Leadership Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board of Trustees (2014–2018),
Georgia Council on Economic Education (GCEE); Trustee, the
College Retirement Equities Fund and Manager, TIAA Separate
Account VA-1 (2022–2023).
215
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
216
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member of the Board of
Trustees (since 2004) formerly, Chair (2015-2022) of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
216
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
216

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2021 Head of Public Product Strategy & Development, Global Wealth, of Nuveen;
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of
Nuveen; Managing Director Assistant Secretary and Associate General Counsel
of Nuveen Asset Management, LLC; has held various positions with Nuveen since
2013; Managing Director, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary, Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers
Insurance and Annuity Association of America; Vice President and Assistant
Secretary, TIAA-CREF Funds and TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and
College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered
Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and
TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of Franklin
Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director, General Counsel and Secretary of Nuveen Fund Advisors,
LLC; Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC; Managing Director and Assistant Secretary
of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and
Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Advisors LLC; has previously  held various positions with Nuveen/TIAA.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC; Executive Vice President, General Counsel and
Secretary of Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and
Nuveen Alternative Investments, LLC; Executive Vice President, Associate General
Counsel and Assistant Secretary of TIAA-CREF Funds and TIAA-CREF Life Funds;
has previously held various positions with Nuveen; Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice President (2007-2021) and
Secretary (2016-2021) of NWQ Investment Management Company, LLC and Santa
Barbara Asset Management, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration of Nuveen,
TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the
CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with TIAA.
James Nelson III
1976
730 Third Avenue
New York, NY 10017
Vice President 2024 Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly,
Head of North American Product Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2024 Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk
& Compliance; Executive Vice President, Teachers Insurance and Annuity
Association of America; Executive Vice President, Risk, TIAA Separate Account
VA-1 and the College Retirement Equities Fund; formerly, Senior Vice President,
Head of Sales and Client Solutions (2019-2022) and U.S. Chief Pricing Actuary
(2016-2019), SCOR Global Life Americas; Member of the Board of Directors of
Society of Actuaries.
Briton Ryan
1978
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Chief
Administrative
Officer
2024 Managing Director, Head, Product-Capital Markets, Nuveen (since 2016).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director of Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen;
Senior Managing Director of Nuveen Fund Advisors, LLC and Nuveen Asset
Management, LLC; Principal Financial Officer, Principal Accounting Officer and
Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate
Account VA-1 and the CREF Accounts; has held various positions with TIAA since
2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC and Nuveen Asset Management, LLC; Vice President and Associate General
Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF
Life Funds; Managing Director, Associate General Counsel and Assistant Secretary
of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director of Nuveen, LLC and of TIAA.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-NAT-0324P 3543976-INV-Y-05/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

	Audit Fees Billed	Audit-Related Fees	Tax Fees Billed	All Other Fees
Fiscal Year Ended March 31, 2024	to Funds [1]	Billed to Funds [2]	to Funds [3]	Billed to Funds [4]

Fund Name
Nuveen Short Term Municipal Bond Fund	32,259	0	0	0

Total	$32,259	$0	$0	$0

[1]   “Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

[2]   “Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

[3]   “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

[4] “All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
	to Funds	Billed to Funds	Billed to Funds	Billed to Funds
Fund Name
Nuveen Short Term Municipal Bond Fund	0%	0%	0%	0%

	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
Fiscal Year Ended March 31, 2023	to Funds [1]	Billed to Funds [2]	Billed to Funds [3]	Billed to Funds [4]

Fund Name
Nuveen Short Term Municipal Bond Fund	37,988	0	0	0

Total	$37,988	$0	$0	$0

[1]   “Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

[2]   “Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

[3]   “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

[4] “All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
	to Funds	Billed to Funds	Billed to Funds	Billed to Funds
Fund Name
Nuveen Short Term Municipal Bond Fund	0%	0%	0%	0%

	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
Fiscal Year Ended March 31, 2024	Service Providers	Service Providers	Service Providers

Nuveen Investment Funds, Inc.	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
	Service Providers	Service Providers	Service Providers
	0%	0%	0%

	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
Fiscal Year Ended March 31, 2023	Service Providers	Service Providers	Service Providers

Nuveen Investment Funds, Inc.	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
	Service Providers	Service Providers	Service Providers
	0%	0%	0%

Total Non-Audit Fees
billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended March 31, 2024	Billed to Trust	reporting of the Trust)	engagements)	Total

Fund Name
Nuveen Short Term Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Total Non-Audit Fees
billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended March 31, 2023	Billed to Trust	reporting of the Trust)	engagements)	Total

Fund Name
Nuveen Short Term Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: June 4, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: June 4, 2024